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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Consumer Discretionary 20.3%
Diversified Consumer Services 0.7%
Chegg, Inc.(a)	7,588	215,727
Hotels, Restaurants & Leisure 12.2%
Dave & Buster’s Entertainment, Inc.	7,513	497,511
Eldorado Resorts, Inc.(a)	5,148	250,193
Hilton Grand Vacations, Inc.(a)	22,485	744,253
Penn National Gaming, Inc.(a)	14,364	472,863
Planet Fitness, Inc., Class A(a)	15,477	836,222
Six Flags Entertainment Corp.	8,094	565,123
Wingstop, Inc.	9,092	620,711
Total		3,986,876
Household Durables 1.7%
Roku, Inc.(a)	7,412	541,299
Internet & Direct Marketing Retail 0.4%
Nutrisystem, Inc.	3,838	142,198
Media 2.5%
Lions Gate Entertainment Corp., Class B	5,002	116,547
World Wrestling Entertainment, Inc., Class A	7,069	683,784
Total		800,331
Multiline Retail 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,883	469,256
Specialty Retail 1.4%
Five Below, Inc.(a)	3,501	455,340
Total Consumer Discretionary		6,611,027
Consumer Staples 2.3%
Beverages 1.8%
Fever-Tree Drinks PLC	2,681	126,079
MGP Ingredients, Inc.	5,586	441,182
Total		567,261
Food Products 0.5%
Calavo Growers, Inc.	1,694	163,640
Total Consumer Staples		730,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.9%
Energy Equipment & Services 1.7%
Frank’s International NV	22,771	197,652
Nabors Industries Ltd.	25,901	159,550
Oil States International, Inc.(a)	6,198	205,774
Total		562,976
Oil, Gas & Consumable Fuels 2.2%
Delek U.S. Holdings, Inc.	6,827	289,670
Matador Resources Co.(a)	6,412	211,917
PBF Energy, Inc., Class A	4,074	203,333
Total		704,920
Total Energy		1,267,896
Financials 3.9%
Capital Markets 0.9%
MarketAxess Holdings, Inc.	1,697	302,897
Thrifts & Mortgage Finance 3.0%
LendingTree, Inc.(a)	3,108	715,151
WSFS Financial Corp.	5,327	251,168
Total		966,319
Total Financials		1,269,216
Health Care 31.3%
Biotechnology 5.8%
Array BioPharma, Inc.(a)	5,445	82,764
Atara Biotherapeutics, Inc.(a)	4,591	189,838
bluebird bio, Inc.(a)	872	127,312
CareDx, Inc.(a)	8,446	243,667
Exact Sciences Corp.(a)	2,520	198,878
Immunomedics, Inc.(a)	8,632	179,805
Loxo Oncology, Inc.(a)	1,062	181,421
Nightstar Therapeutics PLC, ADR(a)	5,153	105,276
Puma Biotechnology, Inc.(a)	2,130	97,660
Sage Therapeutics, Inc.(a)	1,495	211,169
Sarepta Therapeutics, Inc.(a)	832	134,376
uniQure NV(a)	3,422	124,527
Total		1,876,693
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.9%
Cantel Medical Corp.	8,993	827,896
Inogen, Inc.(a)	2,096	511,675
iRhythm Technologies, Inc.(a)	2,703	255,866
Quidel Corp.(a)	6,805	443,482
Quotient Ltd.(a)	28,991	218,882
West Pharmaceutical Services, Inc.	5,181	639,698
Total		2,897,499
Health Care Providers & Services 3.8%
Addus HomeCare Corp.(a)	4,923	345,349
Amedisys, Inc.(a)	2,664	332,893
Chemed Corp.	1,786	570,770
Total		1,249,012
Health Care Technology 6.2%
Medidata Solutions, Inc.(a)	5,901	432,602
Teladoc Health, Inc.(a)	9,408	812,381
Veeva Systems Inc., Class A(a)	7,266	791,050
Total		2,036,033
Life Sciences Tools & Services 5.4%
Bio-Techne Corp.	5,653	1,153,834
Charles River Laboratories International, Inc.(a)	1,933	260,066
Codexis, Inc.(a)	9,430	161,724
NanoString Technologies, Inc.(a)	10,048	179,156
Total		1,754,780
Pharmaceuticals 1.2%
Aerie Pharmaceuticals, Inc.(a)	3,186	196,098
Medicines Co. (The)(a)	4,468	133,638
Odonate Therapeutics, Inc.(a)	3,169	61,510
Total		391,246
Total Health Care		10,205,263
Industrials 14.9%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings, Inc.(a)	5,783	196,564
BWX Technologies, Inc.	5,187	324,395
Total		520,959
Airlines 1.0%
Copa Holdings SA, Class A	4,046	323,033
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.3%
Simpson Manufacturing Co., Inc.	10,289	745,541
Commercial Services & Supplies 2.0%
Healthcare Services Group, Inc.	16,139	655,566
Machinery 3.2%
ITT, Inc.	7,333	449,219
John Bean Technologies Corp.	4,883	582,542
Total		1,031,761
Professional Services 0.8%
Exponent, Inc.	5,013	268,697
Road & Rail 2.0%
Knight-Swift Transportation Holdings, Inc.	11,273	388,693
Saia, Inc.(a)	3,299	252,209
Total		640,902
Trading Companies & Distributors 2.0%
Beacon Roofing Supply, Inc.(a)	18,276	661,408
Total Industrials		4,847,867
Information Technology 20.7%
Internet Software & Services 10.4%
Etsy, Inc.(a)	8,879	456,203
Five9, Inc.(a)	5,103	222,950
GTT Communications, Inc.(a)	6,940	301,196
Match Group, Inc.(a)	7,701	445,965
Mimecast Ltd.(a)	8,266	346,180
New Relic, Inc.(a)	5,097	480,290
Q2 Holdings, Inc.(a)	2,461	149,014
SendGrid, Inc.(a)	10,031	369,040
Trade Desk, Inc. (The), Class A(a)	2,541	383,462
Yelp, Inc.(a)	4,538	223,270
Total		3,377,570
IT Services 1.0%
EPAM Systems, Inc.(a)	2,441	336,126
Semiconductors & Semiconductor Equipment 1.7%
MKS Instruments, Inc.	1,248	100,027
Silicon Laboratories, Inc.(a)	2,585	237,303
Universal Display Corp.	1,933	227,901
Total		565,231

2	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 7.6%
Bottomline Technologies de, Inc.(a)	3,512	255,357
ForeScout Technologies, Inc.(a)	6,039	228,033
HubSpot, Inc.(a)	2,246	339,034
Paycom Software, Inc.(a)	4,317	670,905
RingCentral, Inc., Class A(a)	5,114	475,858
SailPoint Technologies Holding, Inc.(a)	14,919	507,544
Total		2,476,731
Total Information Technology		6,755,658
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Coresite Realty Corp.	3,973	441,559
Retail Opportunity Investments Corp.	7,969	148,781
STORE Capital Corp.	11,414	317,195
Total		907,535
Total Real Estate		907,535
Total Common Stocks (Cost $27,400,149)		32,595,363

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	606,701	606,640
Total Money Market Funds (Cost $606,640)		606,640
Total Investments in Securities (Cost: $28,006,789)		33,202,003
Other Assets & Liabilities, Net		(635,303)
Net Assets		32,566,700

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	718,160	14,532,574	(14,644,033)	606,701	(70)	(31)	6,715	606,640
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	6,611,027	—	—	—	6,611,027
Consumer Staples	604,822	126,079	—	—	730,901
Energy	1,267,896	—	—	—	1,267,896
Financials	1,269,216	—	—	—	1,269,216
Health Care	10,205,263	—	—	—	10,205,263
Industrials	4,847,867	—	—	—	4,847,867
4	Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	6,755,658	—	—	—	6,755,658
Real Estate	907,535	—	—	—	907,535
Total Common Stocks	32,469,284	126,079	—	—	32,595,363
Money Market Funds	—	—	—	606,640	606,640
Total Investments in Securities	32,469,284	126,079	—	606,640	33,202,003
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Small Company Growth Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Auto Components 2.3%
Cooper Tire & Rubber Co.	88,694	2,510,040
Gentherm, Inc.(a)	44,239	2,010,663
Modine Manufacturing Co.(a)	102,158	1,522,154
Visteon Corp.(a)	25,910	2,407,039
Total		8,449,896
Distributors —%
Educational Development Corp.	8,877	101,642
Diversified Consumer Services 0.3%
Carriage Services, Inc.	57,140	1,231,367
Household Durables 2.8%
Cavco Industries, Inc.(a)	8,507	2,152,271
Ethan Allen Interiors, Inc.	90,710	1,882,233
Hamilton Beach Brands Holding Co.	45,238	992,522
Hooker Furniture Corp.	29,943	1,012,073
Lifetime Brands, Inc.	70,447	767,872
TRI Pointe Group, Inc.(a)	271,907	3,371,647
Total		10,178,618
Leisure Products 0.7%
Acushnet Holdings Corp.	24,094	660,898
Malibu Boats, Inc., Class A(a)	32,422	1,774,132
Total		2,435,030
Media 0.8%
AMC Entertainment Holdings, Inc., Class A	36,443	747,081
Criteo SA, ADR(a)	46,455	1,065,678
Liberty Latin America Ltd., Class C(a)	52,573	1,084,581
Total		2,897,340
Multiline Retail 0.4%
Hudson’s Bay Co.	204,316	1,534,367
Specialty Retail 2.7%
Aaron’s, Inc.	61,118	3,328,486
Children’s Place, Inc. (The)	9,180	1,173,204
GameStop Corp., Class A	62,730	957,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Signet Jewelers Ltd.	51,178	3,374,166
Vitamin Shoppe, Inc.(a)	94,563	945,630
Total		9,779,373
Textiles, Apparel & Luxury Goods 0.9%
Skechers U.S.A., Inc., Class A(a)	50,070	1,398,455
Steven Madden Ltd.	32,748	1,732,369
Total		3,130,824
Total Consumer Discretionary		39,738,457
Consumer Staples 4.5%
Food & Staples Retailing 1.9%
Andersons, Inc. (The)	60,677	2,284,489
Smart & Final Stores, Inc.(a)	277,782	1,583,358
SpartanNash Co.	48,889	980,713
Weis Markets, Inc.	46,338	2,011,069
Total		6,859,629
Food Products 1.9%
Fresh Del Monte Produce, Inc.	75,836	2,570,082
Hain Celestial Group, Inc. (The)(a)	76,932	2,086,396
Sanderson Farms, Inc.	22,465	2,322,207
Total		6,978,685
Personal Products 0.7%
Inter Parfums, Inc.	40,772	2,627,755
Total Consumer Staples		16,466,069
Energy 8.5%
Energy Equipment & Services 1.4%
Aspen Aerogels, Inc.(a)	123,566	564,697
Dawson Geophysical Co.(a)	268,552	1,662,337
Natural Gas Services Group, Inc.(a)	56,136	1,184,470
ProPetro Holding Corp.(a)	111,980	1,846,550
Total		5,258,054
Oil, Gas & Consumable Fuels 7.1%
Callon Petroleum Co.(a)	175,248	2,101,224
Carrizo Oil & Gas, Inc.(a)	89,081	2,244,841
Delek U.S. Holdings, Inc.	64,663	2,743,651
Earthstone Energy, Inc., Class A(a)	128,068	1,201,278
Gulfport Energy Corp.(a)	169,440	1,763,870
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jagged Peak Energy, Inc.(a)	171,382	2,370,213
Laredo Petroleum, Inc.(a)	210,710	1,721,501
Pacific Ethanol, Inc.(a)	581,965	1,105,733
Range Resources Corp.	167,890	2,852,451
SM Energy Co.	100,477	3,168,040
Southwestern Energy Co.(a)	411,840	2,104,502
WildHorse Resource Development Corp.(a)	98,351	2,325,018
Total		25,702,322
Total Energy		30,960,376
Financials 31.9%
Banks 17.7%
BancFirst Corp.	49,372	2,959,851
BankUnited, Inc.	89,493	3,168,052
Banner Corp.	55,010	3,419,972
Boston Private Financial Holdings, Inc.	168,256	2,296,694
Bridge Bancorp, Inc.	42,501	1,411,033
Brookline Bancorp, Inc.	151,831	2,535,578
Capital City Bank Group, Inc.	85,435	1,994,053
CenterState Bank Corp.	91,423	2,564,415
Columbia Banking System, Inc.	67,509	2,617,324
Community Trust Bancorp, Inc.	37,727	1,748,646
FCB Financial Holdings, Inc., Class A(a)	49,789	2,359,999
First BanCorp(a)	326,700	2,972,970
First Citizens BancShares Inc., Class A	7,662	3,465,369
First Financial Corp.	38,859	1,950,722
First of Long Island Corp. (The)	65,150	1,417,013
Heritage Financial Corp.	41,296	1,451,554
Hilltop Holdings, Inc.	131,360	2,649,531
Investors Bancorp, Inc.	336,773	4,132,205
National Bank Holdings Corp., Class A	53,285	2,006,180
Northrim BanCorp, Inc.	61,580	2,558,649
OFG Bancorp	133,800	2,160,870
Popular, Inc.	56,567	2,899,059
Sierra Bancorp	35,771	1,033,782
Towne Bank	90,146	2,781,004
UMB Financial Corp.	48,650	3,449,285
Union Bankshares Corp.	63,350	2,440,876
Total		64,444,686
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.4%
GAIN Capital Holdings, Inc.	194,132	1,261,858
INTL FCStone, Inc.(a)	45,829	2,214,458
Moelis & Co., ADR, Class A	32,784	1,796,563
Total		5,272,879
Consumer Finance 1.0%
Enova International, Inc.(a)	39,741	1,144,541
FirstCash, Inc.	28,534	2,339,788
Total		3,484,329
Insurance 5.8%
American Equity Investment Life Holding Co.	90,757	3,209,168
Crawford & Co., Class A	84,664	761,976
EMC Insurance Group, Inc.	52,302	1,292,905
Employers Holdings, Inc.	57,875	2,621,737
FBL Financial Group, Inc., Class A	37,029	2,786,432
Global Indemnity Ltd	38,751	1,460,913
Heritage Insurance Holdings, Inc.	96,784	1,434,339
Horace Mann Educators Corp.	42,911	1,926,704
National Western Life Group, Inc., Class A	6,656	2,124,595
Protective Insurance Corp., Class B	54,286	1,245,864
United Fire Group, Inc.	47,230	2,397,867
Total		21,262,500
Thrifts & Mortgage Finance 6.0%
HomeStreet, Inc.(a)	94,370	2,500,805
MGIC Investment Corp.(a)	425,514	5,663,591
Provident Financial Holdings, Inc.	80,880	1,480,104
Radian Group, Inc.	271,070	5,603,017
Washington Federal, Inc.	84,235	2,695,520
Western New England Bancorp, Inc.	192,713	2,081,300
WSFS Financial Corp.	37,545	1,770,247
Total		21,794,584
Total Financials		116,258,978
Health Care 3.5%
Biotechnology 2.0%
Ardelyx, Inc.(a)	174,835	760,532
Coherus Biosciences, Inc.(a)	52,994	874,401
Dynavax Technologies Corp.(a)	100,668	1,248,283
Intercept Pharmaceuticals, Inc.(a)	8,260	1,043,734

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Novavax, Inc.(a)	593,074	1,114,979
Puma Biotechnology, Inc.(a)	30,720	1,408,512
TESARO, Inc.(a)	26,000	1,014,260
Total		7,464,701
Health Care Equipment & Supplies 0.6%
Quotient Ltd.(a)	110,783	836,412
Sientra, Inc.(a)	49,121	1,173,009
Total		2,009,421
Health Care Providers & Services 0.3%
LHC Group, Inc.(a)	11,590	1,193,654
Pharmaceuticals 0.6%
BioDelivery Sciences International, Inc.(a)	326,416	913,965
TherapeuticsMD, Inc.(a)	176,390	1,157,119
Total		2,071,084
Total Health Care		12,738,860
Industrials 14.0%
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.(a)	79,890	2,715,461
Airlines 0.6%
Spirit Airlines, Inc.(a)	44,060	2,069,498
Building Products 1.4%
Apogee Enterprises, Inc.	43,630	1,802,792
Caesarstone Ltd.	51,155	948,925
Universal Forest Products, Inc.	69,141	2,442,751
Total		5,194,468
Commercial Services & Supplies 1.5%
Herman Miller, Inc.	64,970	2,494,848
Unifirst Corp.	17,133	2,975,146
Total		5,469,994
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	60,343	1,191,774
Electrical Equipment 0.8%
Encore Wire Corp.	57,199	2,865,670
Machinery 5.2%
DMC Global Inc	29,958	1,222,286
EnPro Industries, Inc.	21,896	1,596,875
Global Brass & Copper Holdings, Inc.	75,530	2,787,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Gorman-Rupp Co.	45,806	1,671,919
Kennametal, Inc.	57,350	2,498,166
LB Foster Co., Class A(a)	57,830	1,188,407
Lydall, Inc.(a)	30,371	1,308,990
Mueller Industries, Inc.	64,989	1,883,381
Standex International Corp.	19,990	2,083,958
Titan International, Inc.	136,129	1,010,077
Wabash National Corp.	93,940	1,712,526
Total		18,963,642
Professional Services 0.6%
Korn/Ferry International	46,436	2,286,509
Road & Rail 1.5%
Heartland Express, Inc.	106,840	2,107,953
Marten Transport Ltd.	72,750	1,531,388
Werner Enterprises, Inc.	54,978	1,943,472
Total		5,582,813
Trading Companies & Distributors 1.3%
Houston Wire & Cable Co.(a)	152,825	1,176,753
Textainer Group Holdings Ltd.(a)	191,854	2,455,731
Transcat, Inc.(a)	54,190	1,238,241
Total		4,870,725
Total Industrials		51,210,554
Information Technology 9.0%
Communications Equipment 2.1%
Acacia Communications, Inc.(a)	49,549	2,049,842
Digi International, Inc.(a)	121,229	1,630,530
Lumentum Holdings, Inc.(a)	25,870	1,550,907
Netscout Systems, Inc.(a)	89,778	2,266,894
Total		7,498,173
Electronic Equipment, Instruments & Components 1.4%
AVX Corp.	134,740	2,432,057
MTS Systems Corp.	25,379	1,389,500
OSI Systems, Inc.(a)	19,010	1,450,653
Total		5,272,210

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.4%
Euronet Worldwide, Inc.(a)	15,260	1,529,357
Mantech International Corp., Class A	40,325	2,552,573
TTEC Holdings, Inc.	39,720	1,028,748
Total		5,110,678
Semiconductors & Semiconductor Equipment 2.5%
Adesto Technologies Corp.(a)	183,591	1,092,366
Advanced Energy Industries, Inc.(a)	26,260	1,356,329
Cirrus Logic, Inc.(a)	47,530	1,834,658
MACOM Technology Solutions Holdings, Inc.(a)	175,223	3,609,594
Photronics, Inc.(a)	110,451	1,087,942
Total		8,980,889
Software 0.8%
MicroStrategy, Inc., Class A(a)	21,580	3,034,580
Technology Hardware, Storage & Peripherals 0.8%
Electronics for Imaging, Inc.(a)	64,120	2,185,210
Stratasys Ltd.(a)	37,047	856,156
Total		3,041,366
Total Information Technology		32,937,896
Materials 7.8%
Chemicals 0.7%
Flotek Industries, Inc.(a)	378,492	908,381
Tronox Ltd., Class A	146,261	1,747,819
Total		2,656,200
Construction Materials 0.2%
Forterra, Inc.(a)	99,897	745,231
Containers & Packaging 0.4%
Greif, Inc., Class A	28,415	1,524,749
Metals & Mining 4.7%
Allegheny Technologies, Inc.(a)	102,114	3,017,469
Ampco-Pittsburgh Corp.(a)	85,800	506,220
Capstone Mining Corp.(a)	2,369,694	1,449,354
Centerra Gold, Inc.(a)	262,800	1,047,822
Century Aluminum Co.(a)	134,540	1,610,444
Commercial Metals Co.	130,330	2,674,372
Ferroglobe PLC	196,383	1,604,449
Olympic Steel, Inc.	84,242	1,758,130
Common Stocks (continued)
Issuer	Shares	Value ($)
TimkenSteel Corp.(a)	88,780	1,320,159
Universal Stainless & Alloy Products, Inc.(a)	81,053	2,067,662
Total		17,056,081
Paper & Forest Products 1.8%
Domtar Corp.	40,120	2,093,060
Louisiana-Pacific Corp.	170,230	4,509,393
Total		6,602,453
Total Materials		28,584,714
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.1%
Chesapeake Lodging Trust	93,214	2,989,373
CoreCivic, Inc.	101,360	2,466,089
DDR Corp.	72,385	969,235
Farmland Partners, Inc.	164,930	1,105,031
Front Yard Residential Corp.	126,427	1,371,733
InfraREIT, Inc.	84,463	1,786,392
Mack-Cali Realty Corp.	140,620	2,989,581
National Health Investors, Inc.	16,567	1,252,300
PotlatchDeltic Corp.	72,011	2,948,851
RLJ Lodging Trust	176,870	3,896,446
Sunstone Hotel Investors, Inc.	255,062	4,172,814
Total		25,947,845
Real Estate Management & Development 0.4%
St. Joe Co. (The)(a)	77,750	1,306,200
Total Real Estate		27,254,045
Telecommunication Services 0.6%
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	51,664	2,001,980
Total Telecommunication Services		2,001,980
Utilities 0.9%
Gas Utilities 0.6%
Southwest Gas Holdings, Inc.	26,741	2,113,341
Water Utilities 0.3%
Consolidated Water Co., Ltd.	70,540	976,979
Total Utilities		3,090,320
Total Common Stocks (Cost $313,300,005)		361,242,249

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	4,447,451	4,447,007
Total Money Market Funds (Cost $4,447,007)		4,447,007
Total Investments in Securities (Cost: $317,747,012)		365,689,256
Other Assets & Liabilities, Net		(928,959)
Net Assets		364,760,297
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	4,938,168	60,077,417	(60,568,134)	4,447,451	(1,320)	—	44,281	4,447,007
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	39,738,457	—	—	—	39,738,457
Consumer Staples	16,466,069	—	—	—	16,466,069
Energy	30,960,376	—	—	—	30,960,376
Financials	116,258,978	—	—	—	116,258,978
Health Care	12,738,860	—	—	—	12,738,860
Industrials	51,210,554	—	—	—	51,210,554
Information Technology	32,937,896	—	—	—	32,937,896
Materials	28,584,714	—	—	—	28,584,714
Real Estate	27,254,045	—	—	—	27,254,045
Telecommunication Services	2,001,980	—	—	—	2,001,980
Utilities	3,090,320	—	—	—	3,090,320
Total Common Stocks	361,242,249	—	—	—	361,242,249
Money Market Funds	—	—	—	4,447,007	4,447,007
Total Investments in Securities	361,242,249	—	—	4,447,007	365,689,256
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 26.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 26.9%
U.S. Treasury Bills
11/01/2018	1.950%	1,476,000	1,473,329
11/29/2018	2.050%	6,494,000	6,471,497
12/20/2018	2.090%	2,293,000	2,282,157
01/10/2019	2.160%	682,000	677,829
01/24/2019	2.200%	36,443,000	36,185,924
01/31/2019	2.220%	24,337,000	24,153,530
02/21/2019	2.280%	1,963,000	1,945,266
Total			73,189,532
Total Treasury Bills (Cost $73,196,230)			73,189,532
Money Market Funds 62.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	98,565,465	98,555,609
JPMorgan Prime Money Market Fund, Capital Shares, 2.158%(a)	35,000,000	35,007,000
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 1.943%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $168,559,976)		168,562,609
Total Investments in Securities (Cost: $241,756,206)		241,752,141
Other Assets & Liabilities, Net		30,291,801
Net Assets		272,043,942
At September 30, 2018, securities and/or cash totaling $30,998,482 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
684,400 AUD	498,071 USD	Citi	12/19/2018	3,046	—
9,414,000 AUD	6,742,303 USD	Citi	12/19/2018	—	(66,825)
9,214,000 BRL	2,205,497 USD	Citi	12/19/2018	—	(61,368)
925,200 CAD	709,945 USD	Citi	12/19/2018	—	(7,594)
72,800 CHF	76,172 USD	Citi	12/19/2018	1,418	—
62,967,200 CLP	96,023 USD	Citi	12/19/2018	214	—
657,067,180 CLP	991,846 USD	Citi	12/19/2018	—	(7,925)
364,259,600 COP	123,201 USD	Citi	12/19/2018	456	—
1,202,090,355 COP	399,586 USD	Citi	12/19/2018	—	(5,482)
1,098,000 EUR	1,295,009 USD	Citi	12/19/2018	11,548	—
10,609,200 EUR	12,372,510 USD	Citi	12/19/2018	—	(28,674)
74,000 GBP	97,712 USD	Citi	12/19/2018	886	—
1,858,400 GBP	2,403,424 USD	Citi	12/19/2018	—	(28,218)
30,000 HKD	3,843 USD	Citi	12/19/2018	7	—
1,343,200 HKD	171,494 USD	Citi	12/19/2018	—	(285)
353,536,403 HUF	1,268,964 USD	Citi	12/19/2018	—	(8,911)
14,444,988,745 IDR	970,002 USD	Citi	12/19/2018	13,281	—
3,925,890,400 IDR	256,834 USD	Citi	12/19/2018	—	(3,186)
4,552,400 ILS	1,261,476 USD	Citi	12/19/2018	2,103	—
198,559,245 INR	2,782,961 USD	Citi	12/19/2018	79,549	—
3,794,000 INR	51,456 USD	Citi	12/19/2018	—	(200)
1,069,395,600 JPY	9,639,544 USD	Citi	12/19/2018	165,939	—
176,882,800 JPY	1,566,974 USD	Citi	12/19/2018	—	(3)
6,987,200 KRW	6,314 USD	Citi	12/19/2018	6	—
6,480,215,584 KRW	5,796,172 USD	Citi	12/19/2018	—	(54,614)
2,949,200 MXN	154,496 USD	Citi	12/19/2018	—	(1,162)
60,218,400 NOK	7,233,817 USD	Citi	12/19/2018	—	(190,784)
6,590,800 NZD	4,379,339 USD	Citi	12/19/2018	8,571	—
3,200 PLN	871 USD	Citi	12/19/2018	2	—
291,200 PLN	78,247 USD	Citi	12/19/2018	—	(898)
68,280,400 SEK	7,549,654 USD	Citi	12/19/2018	—	(187,521)
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,322,800 SGD	3,175,371 USD	Citi	12/19/2018	7,747	—
2,791,200 SGD	2,040,171 USD	Citi	12/19/2018	—	(5,141)
95,715,600 TWD	3,135,066 USD	Citi	12/19/2018	—	(27,783)
28,020 USD	114,800 BRL	Citi	12/19/2018	224	—
7,159 USD	28,800 BRL	Citi	12/19/2018	—	(74)
931,676 USD	1,212,800 CAD	Citi	12/19/2018	8,911	—
152,875 USD	196,800 CAD	Citi	12/19/2018	—	(247)
1,117,738 USD	1,089,600 CHF	Citi	12/19/2018	1,112	—
3,389,402 USD	3,276,800 CHF	Citi	12/19/2018	—	(24,636)
16,987 USD	11,267,600 CLP	Citi	12/19/2018	157	—
6,043 USD	18,152,800 COP	Citi	12/19/2018	74	—
5,935,470 USD	5,087,200 EUR	Citi	12/19/2018	11,001	—
8,622,296 USD	7,331,200 EUR	Citi	12/19/2018	—	(52,794)
2,781,324 USD	2,136,400 GBP	Citi	12/19/2018	14,070	—
408,719 USD	312,000 GBP	Citi	12/19/2018	—	(480)
4,173 USD	1,157,600 HUF	Citi	12/19/2018	11	—
24,059 USD	6,601,600 HUF	Citi	12/19/2018	—	(197)
1,520 USD	22,987,200 IDR	Citi	12/19/2018	2	—
607 USD	9,152,000 IDR	Citi	12/19/2018	—	(1)
1,224,193 USD	4,385,200 ILS	Citi	12/19/2018	—	(11,074)
3,684 USD	269,600 INR	Citi	12/19/2018	—	(14)
5,978,401 USD	660,560,058 JPY	Citi	12/19/2018	—	(126,605)
2,005,716 USD	2,232,957,200 KRW	Citi	12/19/2018	10,352	—
571,830 USD	632,819,600 KRW	Citi	12/19/2018	—	(477)
7,889,664 USD	149,938,400 MXN	Citi	12/19/2018	24,028	—
884,493 USD	7,194,000 NOK	Citi	12/19/2018	2,488	—
1,479,245 USD	11,984,400 NOK	Citi	12/19/2018	—	(1,633)
301,355 USD	451,200 NZD	Citi	12/19/2018	—	(2,136)
223 USD	12,000 PHP	Citi	12/19/2018	—	(3)
41,500 USD	153,600 PLN	Citi	12/19/2018	247	—
2,342,173 USD	8,546,800 PLN	Citi	12/19/2018	—	(19,237)
55,305 USD	494,000 SEK	Citi	12/19/2018	672	—
160,793 USD	1,406,800 SEK	Citi	12/19/2018	—	(1,381)
1,301,990 USD	1,778,400 SGD	Citi	12/19/2018	1,171	—
3,261,499 USD	4,446,000 SGD	Citi	12/19/2018	—	(3,597)
38,076 USD	1,158,800 TWD	Citi	12/19/2018	216	—
1,107,121 USD	15,869,600 ZAR	Citi	12/19/2018	3,299	—
52,750,800 ZAR	3,612,567 USD	Citi	12/19/2018	—	(78,488)
1,026,600 AUD	747,106 USD	JPMorgan	12/19/2018	4,568	—
14,121,000 AUD	10,109,485 USD	JPMorgan	12/19/2018	—	(104,207)
13,821,000 BRL	3,308,241 USD	JPMorgan	12/19/2018	—	(92,057)
1,387,800 CAD	1,064,916 USD	JPMorgan	12/19/2018	—	(11,392)
109,200 CHF	114,258 USD	JPMorgan	12/19/2018	2,126	—
94,450,800 CLP	144,034 USD	JPMorgan	12/19/2018	321	—
985,600,772 CLP	1,487,767 USD	JPMorgan	12/19/2018	—	(11,889)
546,389,400 COP	184,801 USD	JPMorgan	12/19/2018	685	—
1,803,135,533 COP	599,378 USD	JPMorgan	12/19/2018	—	(8,224)
1,647,000 EUR	1,942,511 USD	JPMorgan	12/19/2018	17,319	—
15,913,800 EUR	18,558,742 USD	JPMorgan	12/19/2018	—	(43,034)
111,000 GBP	146,567 USD	JPMorgan	12/19/2018	1,328	—
2,787,600 GBP	3,603,442 USD	JPMorgan	12/19/2018	—	(44,020)
45,000 HKD	5,765 USD	JPMorgan	12/19/2018	10	—
2,014,800 HKD	257,241 USD	JPMorgan	12/19/2018	—	(427)
530,304,605 HUF	1,903,443 USD	JPMorgan	12/19/2018	—	(13,369)
21,667,483,119 IDR	1,455,001 USD	JPMorgan	12/19/2018	19,920	—
5,888,835,600 IDR	385,250 USD	JPMorgan	12/19/2018	—	(4,779)
6,828,600 ILS	1,892,211 USD	JPMorgan	12/19/2018	3,152	—
297,838,867 INR	4,174,437 USD	JPMorgan	12/19/2018	119,319	—
2	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,691,000 INR	77,184 USD	JPMorgan	12/19/2018	—	(300)
1,604,093,400 JPY	14,459,435 USD	JPMorgan	12/19/2018	249,026	—
265,324,200 JPY	2,350,458 USD	JPMorgan	12/19/2018	—	(7)
10,480,800 KRW	9,472 USD	JPMorgan	12/19/2018	9	—
9,720,323,376 KRW	8,694,247 USD	JPMorgan	12/19/2018	—	(81,931)
4,423,800 MXN	231,744 USD	JPMorgan	12/19/2018	—	(1,743)
90,327,600 NOK	10,849,215 USD	JPMorgan	12/19/2018	—	(287,686)
9,886,200 NZD	6,569,001 USD	JPMorgan	12/19/2018	12,849	—
4,800 PLN	1,307 USD	JPMorgan	12/19/2018	3	—
436,800 PLN	117,371 USD	JPMorgan	12/19/2018	—	(1,347)
102,420,600 SEK	11,324,467 USD	JPMorgan	12/19/2018	—	(281,296)
6,484,200 SGD	4,763,051 USD	JPMorgan	12/19/2018	11,614	—
4,186,800 SGD	3,060,252 USD	JPMorgan	12/19/2018	—	(7,716)
143,573,400 TWD	4,702,594 USD	JPMorgan	12/19/2018	—	(41,681)
42,030 USD	172,200 BRL	JPMorgan	12/19/2018	335	—
10,739 USD	43,200 BRL	JPMorgan	12/19/2018	—	(110)
1,397,515 USD	1,819,200 CAD	JPMorgan	12/19/2018	13,365	—
229,313 USD	295,200 CAD	JPMorgan	12/19/2018	—	(371)
1,676,609 USD	1,634,400 CHF	JPMorgan	12/19/2018	1,666	—
5,084,109 USD	4,915,200 CHF	JPMorgan	12/19/2018	—	(36,961)
25,481 USD	16,901,400 CLP	JPMorgan	12/19/2018	236	—
9,065 USD	27,229,200 COP	JPMorgan	12/19/2018	111	—
8,903,216 USD	7,630,800 EUR	JPMorgan	12/19/2018	16,491	—
12,933,460 USD	10,996,800 EUR	JPMorgan	12/19/2018	—	(79,207)
4,171,991 USD	3,204,600 GBP	JPMorgan	12/19/2018	21,099	—
613,079 USD	468,000 GBP	JPMorgan	12/19/2018	—	(720)
6,259 USD	1,736,400 HUF	JPMorgan	12/19/2018	17	—
36,089 USD	9,902,400 HUF	JPMorgan	12/19/2018	—	(296)
2,281 USD	34,480,800 IDR	JPMorgan	12/19/2018	3	—
911 USD	13,728,000 IDR	JPMorgan	12/19/2018	—	(1)
1,836,291 USD	6,577,800 ILS	JPMorgan	12/19/2018	—	(16,613)
5,527 USD	404,400 INR	JPMorgan	12/19/2018	—	(21)
8,967,613 USD	990,840,086 JPY	JPMorgan	12/19/2018	—	(189,918)
3,008,577 USD	3,349,435,800 KRW	JPMorgan	12/19/2018	15,524	—
857,746 USD	949,229,400 KRW	JPMorgan	12/19/2018	—	(716)
11,834,510 USD	224,907,600 MXN	JPMorgan	12/19/2018	36,027	—
1,326,497 USD	10,791,000 NOK	JPMorgan	12/19/2018	3,975	—
2,220,038 USD	17,976,600 NOK	JPMorgan	12/19/2018	—	(3,621)
452,033 USD	676,800 NZD	JPMorgan	12/19/2018	—	(3,205)
335 USD	18,000 PHP	JPMorgan	12/19/2018	—	(4)
62,251 USD	230,400 PLN	JPMorgan	12/19/2018	370	—
3,513,264 USD	12,820,200 PLN	JPMorgan	12/19/2018	—	(28,860)
82,958 USD	741,000 SEK	JPMorgan	12/19/2018	1,008	—
241,189 USD	2,110,200 SEK	JPMorgan	12/19/2018	—	(2,072)
1,952,988 USD	2,667,600 SGD	JPMorgan	12/19/2018	1,753	—
4,892,255 USD	6,669,000 SGD	JPMorgan	12/19/2018	—	(5,402)
57,114 USD	1,738,200 TWD	JPMorgan	12/19/2018	324	—
1,660,684 USD	23,804,400 ZAR	JPMorgan	12/19/2018	4,946	—
79,126,200 ZAR	5,418,844 USD	JPMorgan	12/19/2018	—	(117,738)
Total				932,307	(2,532,589)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	1	12/2018	AUD	128,853	36	—
Australian 3-Year Bond	51	12/2018	AUD	5,674,584	1,164	—
BP Currency	96	12/2018	USD	7,851,600	—	(82,551)
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	202	10/2018	USD	16,711,460	1,023,930	—
C$ Currency	146	12/2018	USD	11,315,730	15,066	—
DJIA Mini E	67	12/2018	USD	8,869,460	108,003	—
Euro CHF 3-Month ICE	7	06/2019	CHF	1,762,250	716	—
Euro CHF 3-Month ICE	9	09/2019	CHF	2,264,625	—	(145)
Euro FX	48	12/2018	USD	7,009,200	—	(43,127)
Euro-Bobl	1	12/2018	EUR	131,686	266	—
Low Sulphur Gasoil	68	11/2018	USD	4,924,900	257,722	—
MSCI Taiwan Index	12	10/2018	USD	492,720	—	(762)
NASDAQ 100 E-mini	124	12/2018	USD	18,985,020	305,646	—
NY Harbor ULSD	45	10/2018	USD	4,438,665	211,412	—
OMXS30 Index	213	10/2018	SEK	35,358,000	74,548	—
RBOB Gasoline	60	10/2018	USD	5,255,964	271,881	—
Russell 2000 E-mini	223	12/2018	USD	18,963,920	—	(205,169)
S&P 500 E-mini	291	12/2018	USD	42,471,450	199,859	—
S&P Mid 400 E-mini	20	12/2018	USD	4,050,400	—	(37,857)
S&P/TSX 60 Index	43	12/2018	CAD	8,172,580	19,282	—
SPI 200 Index	69	12/2018	AUD	10,684,650	43,038	—
TOPIX Index	93	12/2018	JPY	1,690,275,000	203,598	—
WTI Crude	227	10/2018	USD	16,627,750	964,738	—
Total					3,700,905	(369,611)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(14)	09/2020	EUR	(3,492,475)	—	(257)
90-Day Euro$	(378)	03/2019	USD	(91,816,200)	263,655	—
90-Day Euro$	(356)	06/2019	USD	(86,338,900)	264,651	—
90-Day Euro$	(347)	09/2019	USD	(84,078,100)	264,809	—
90-Day Euro$	(346)	12/2019	USD	(83,783,900)	244,874	—
90-Day Euro$	(348)	03/2020	USD	(84,246,450)	156,859	—
90-Day Euro$	(354)	06/2020	USD	(85,694,550)	139,652	—
90-Day Euro$	(318)	09/2020	USD	(76,983,825)	128,476	—
90-Day Sterling	(89)	03/2019	GBP	(11,018,200)	1,236	—
90-Day Sterling	(107)	06/2019	GBP	(13,234,563)	5,473	—
90-Day Sterling	(117)	09/2019	GBP	(14,458,275)	5,334	—
90-Day Sterling	(186)	12/2019	GBP	(22,966,350)	11,426	—
90-Day Sterling	(139)	03/2020	GBP	(17,152,600)	9,179	—
90-Day Sterling	(138)	06/2020	GBP	(17,018,850)	17,018	—
90-Day Sterling	(85)	09/2020	GBP	(10,476,250)	16,791	—
AUD/USD Currency	(634)	12/2018	USD	(45,819,180)	—	(445,656)
Banker’s Acceptance	(59)	03/2019	CAD	(14,388,625)	6,212	—
Banker’s Acceptance	(53)	06/2019	CAD	(12,908,150)	9,430	—
Canadian Government 10-Year Bond	(69)	12/2018	CAD	(9,185,701)	—	(1,983)
Coffee C	(50)	12/2018	USD	(1,920,938)	121,907	—
Copper	(32)	12/2018	USD	(5,010,000)	—	(127,180)
Copper	(81)	12/2018	USD	(5,680,125)	—	(228,990)
Corn	(22)	12/2018	USD	(391,875)	—	(828)
Cotton	(4)	12/2018	USD	(152,740)	10,846	—
DAX Index	(33)	12/2018	EUR	(10,099,238)	—	(126,598)
EURO STOXX 50	(155)	12/2018	EUR	(5,249,850)	—	(103,188)
FTSE/MIB Index	(6)	12/2018	EUR	(620,430)	8,615	—
Gold 100 oz.	(228)	12/2018	USD	(27,273,360)	832,233	—
Hang Seng Index	(62)	10/2018	HKD	(86,418,700)	—	(47,686)
HRW Wheat	(22)	12/2018	USD	(562,375)	20,484	—
HSCEI	(18)	10/2018	HKD	(9,957,600)	3,074	—
IBEX 35 Index	(24)	10/2018	EUR	(2,248,320)	6,535	—
4	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Japanese 10-Year Government Bond	(1)	12/2018	JPY	(150,644,969)	1,147	—
JPY Currency	(105)	12/2018	USD	(11,620,875)	57,798	—
KOSPI 200 Index	(133)	12/2018	KRW	(10,028,200,000)	—	(240,498)
Lean Hogs	(33)	12/2018	USD	(764,610)	—	(24,703)
Long Gilt	(114)	12/2018	GBP	(14,041,763)	—	(5,054)
MSCI Singapore IX ETS	(5)	10/2018	SGD	(185,125)	225	—
Natural Gas	(102)	10/2018	USD	(3,068,160)	—	(195,881)
New Zealand $	(416)	12/2018	USD	(27,584,960)	—	(389,737)
Nickel	(18)	12/2018	USD	(1,359,936)	—	(17,926)
Platinum	(50)	01/2019	USD	(2,056,000)	8,176	—
Silver	(85)	12/2018	USD	(6,252,600)	19,657	—
Soybean	(66)	11/2018	USD	(2,790,150)	45,819	—
Soybean Meal	(40)	12/2018	USD	(1,236,000)	97,583	—
Soybean Oil	(49)	12/2018	USD	(852,306)	31,537	—
Sugar #11	(337)	02/2019	USD	(4,227,328)	339,220	—
U.S. Long Bond	(459)	12/2018	USD	(64,992,468)	622,237	—
U.S. Treasury 10-Year Note	(729)	12/2018	USD	(87,103,173)	1,000,923	—
U.S. Treasury 2-Year Note	(423)	12/2018	USD	(89,251,118)	212,339	—
U.S. Treasury 5-Year Note	(1,584)	12/2018	USD	(178,687,238)	1,430,643	—
U.S. Ultra Bond	(41)	12/2018	USD	(6,360,710)	533	—
Wheat	(3)	12/2018	USD	(76,350)	1,948	—
Zinc	(24)	12/2018	USD	(1,573,200)	—	(72,932)
Total					6,418,554	(2,029,097)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund Dec 18	Barclays	12/2018	EUR	635,160	—	—	—	(6,358)
Euro-Buxl 30-Year Dec 18	Barclays	12/2018	EUR	6,972,800	—	—	—	(142,506)
Coffe Dec 18	Citi	12/2018	USD	(1,767,263)	—	—	144,198	—
Corn Dec 18	Citi	12/2018	USD	(5,967,188)	—	—	409,614	—
Cotton No.2 Dec 18	Citi	12/2018	USD	152,740	—	—	—	(33,300)
Soybean Meal Dec 18	Citi	12/2018	USD	(2,070,300)	—	—	92,359	—
Soybean Nov 18	Citi	11/2018	USD	(8,750,925)	—	—	747,853	—
Soybean Oil Dec 18	Citi	12/2018	USD	(1,339,338)	—	—	108,769	—
Soybean Oil Dec 18	Citi	12/2018	USD	(487,032)	—	—	—	(10,622)
Sugar #11 Mar 19	Citi	02/2019	USD	(326,144)	—	—	24,461	—
Wheat Dec 18	Citi	12/2018	USD	(687,150)	—	—	10,232	—
Wheat Dec 18	Citi	12/2018	USD	(25,563)	—	—	5,045	—
H-Shares Index Oct 18	JPMorgan	10/2018	HKD	(23,787,600)	—	—	—	(55,719)
MSCI Taiwan Index	JPMorgan	10/2018	USD	2,792,080	—	—	—	(3,451)
Soybean Meal Dec 18	JPMorgan	12/2018	USD	(61,800)	—	—	—	(721)
Swiss Market Index Dec 18	JPMorgan	12/2018	CHF	6,708,840	—	—	128,681	—
TAIEX Oct 18	JPMorgan	10/2018	TWD	61,348,000	—	—	22,584	—
Total					—	—	1,693,796	(252,677)
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	115,792,213	361,367,275	(378,594,023)	98,565,465	(4,597)	(5,775)	2,337,368	98,555,609
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
6	CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
CTIVPSM – AQR Managed Futures Strategy Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	73,189,532	—	—	—	73,189,532
Money Market Funds	70,007,000	—	—	98,555,609	168,562,609
Total Investments in Securities	143,196,532	—	—	98,555,609	241,752,141
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	932,307	—	—	932,307
Futures Contracts	10,119,459	—	—	—	10,119,459
Swap Contracts	—	1,693,796	—	—	1,693,796
Liability
Forward Foreign Currency Exchange Contracts	—	(2,532,589)	—	—	(2,532,589)
Futures Contracts	(2,398,708)	—	—	—	(2,398,708)
Swap Contracts	—	(252,677)	—	—	(252,677)
Total	150,917,283	(159,163)	—	98,555,609	249,313,729
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
CTIVPSM – AQR Managed Futures Strategy Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Hotels, Restaurants & Leisure 2.2%
McDonald’s Corp.	143,745	24,047,101
Royal Caribbean Cruises Ltd.	102,785	13,355,883
Total		37,402,984
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	30,722	61,536,166
Expedia Group, Inc.	61,515	8,026,477
Total		69,562,643
Media 1.6%
Comcast Corp., Class A	793,737	28,106,227
Multiline Retail 0.4%
Dollar General Corp.	62,798	6,863,822
Specialty Retail 1.0%
AutoZone, Inc.(a)	8,990	6,973,543
Lowe’s Companies, Inc.	86,437	9,924,696
Total		16,898,239
Textiles, Apparel & Luxury Goods 2.0%
PVH Corp.	144,290	20,835,476
Tapestry, Inc.	273,718	13,759,804
Total		34,595,280
Total Consumer Discretionary		193,429,195
Consumer Staples 6.3%
Beverages 0.8%
Constellation Brands, Inc., Class A	59,365	12,800,281
Food & Staples Retailing 0.3%
SYSCO Corp.	70,889	5,192,619
Food Products 3.0%
ConAgra Foods, Inc.	318,424	10,816,863
General Mills, Inc.	276,227	11,855,663
Mondelez International, Inc., Class A	685,301	29,440,531
Total		52,113,057
Tobacco 2.2%
Philip Morris International, Inc.	459,890	37,499,431
Total Consumer Staples		107,605,388
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.8%
Energy Equipment & Services 1.0%
Halliburton Co.	430,336	17,441,518
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd.	729,176	23,814,888
Chevron Corp.	293,896	35,937,603
EOG Resources, Inc.	179,225	22,863,733
Total		82,616,224
Total Energy		100,057,742
Financials 14.5%
Banks 7.9%
Citigroup, Inc.	527,254	37,825,202
JPMorgan Chase & Co.	422,200	47,641,048
U.S. Bancorp	362,907	19,165,119
Wells Fargo & Co.	583,429	30,665,028
Total		135,296,397
Capital Markets 1.7%
Bank of New York Mellon Corp. (The)	133,054	6,784,424
BlackRock, Inc.	28,165	13,275,009
Morgan Stanley	91,090	4,242,061
S&P Global, Inc.	25,415	4,965,837
Total		29,267,331
Diversified Financial Services 2.7%
Berkshire Hathaway, Inc., Class B(a)	219,298	46,953,895
Insurance 2.2%
American International Group, Inc.	349,417	18,602,961
Aon PLC	121,033	18,612,455
Total		37,215,416
Total Financials		248,733,039
Health Care 17.9%
Biotechnology 3.5%
Alexion Pharmaceuticals, Inc.(a)	107,403	14,930,091
Biogen, Inc.(a)	92,925	32,831,332
Vertex Pharmaceuticals, Inc.(a)	65,122	12,551,614
Total		60,313,037
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	208,007	15,259,394
Medtronic PLC	512,563	50,420,822
Total		65,680,216
Health Care Providers & Services 3.4%
Anthem, Inc.	105,220	28,835,541
CIGNA Corp.	55,866	11,634,095
CVS Health Corp.	217,685	17,136,163
Total		57,605,799
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	101,638	7,169,545
Pharmaceuticals 6.7%
Allergan PLC	123,824	23,585,995
Johnson & Johnson	329,954	45,589,744
Pfizer, Inc.	1,034,439	45,587,727
Total		114,763,466
Total Health Care		305,532,063
Industrials 8.1%
Aerospace & Defense 2.0%
General Dynamics Corp.	65,517	13,412,640
Lockheed Martin Corp.	60,561	20,951,684
Total		34,364,324
Air Freight & Logistics 1.5%
FedEx Corp.	103,385	24,894,074
Airlines 0.4%
Southwest Airlines Co.	98,168	6,130,591
Electrical Equipment 0.6%
Emerson Electric Co.	140,403	10,752,062
Industrial Conglomerates 2.3%
Honeywell International, Inc.	238,237	39,642,637
Machinery 1.3%
Caterpillar, Inc.	151,445	23,093,848
Total Industrials		138,877,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.6%
Communications Equipment 1.6%
Cisco Systems, Inc.	423,750	20,615,437
Palo Alto Networks, Inc.(a)	30,538	6,878,990
Total		27,494,427
Internet Software & Services 7.3%
Alphabet, Inc., Class A(a)	22,611	27,293,286
Alphabet, Inc., Class C(a)	35,924	42,874,216
eBay, Inc.(a)	286,210	9,450,654
Facebook, Inc., Class A(a)	271,559	44,660,593
Total		124,278,749
IT Services 4.6%
Fidelity National Information Services, Inc.	207,237	22,603,340
First Data Corp., Class A(a)	231,896	5,674,495
MasterCard, Inc., Class A	202,507	45,080,083
Total System Services, Inc.	64,221	6,341,182
Total		79,699,100
Semiconductors & Semiconductor Equipment 2.0%
Broadcom, Inc.	111,932	27,616,982
Microchip Technology, Inc.	79,150	6,245,727
Total		33,862,709
Software 5.7%
Activision Blizzard, Inc.	212,409	17,670,305
Microsoft Corp.	692,765	79,231,533
Total		96,901,838
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	406,903	91,854,283
Total Information Technology		454,091,106
Materials 2.3%
Chemicals 2.0%
DowDuPont, Inc.	337,122	21,680,316
Sherwin-Williams Co. (The)	26,309	11,976,120
Total		33,656,436
Containers & Packaging 0.3%
Sealed Air Corp.	128,663	5,165,819
Total Materials		38,822,255

2	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
American Tower Corp.	206,324	29,978,877
Equinix, Inc.	25,730	11,138,260
Total		41,117,137
Total Real Estate		41,117,137
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	683,576	22,954,482
Verizon Communications, Inc.	346,148	18,480,842
Total		41,435,324
Wireless Telecommunication Services 0.3%
T-Mobile U.S.A., Inc.(a)	56,371	3,956,117
Total Telecommunication Services		45,391,441
Utilities 0.7%
Electric Utilities 0.7%
American Electric Power Co., Inc.	177,676	12,593,675
Total Utilities		12,593,675
Total Common Stocks (Cost $1,364,026,462)		1,686,250,577

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	14,145,965	14,144,550
Total Money Market Funds (Cost $14,144,550)		14,144,550
Total Investments in Securities (Cost: $1,378,171,012)		1,700,395,127
Other Assets & Liabilities, Net		9,422,373
Net Assets		1,709,817,500

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	65,286,942	438,446,506	(489,587,483)	14,145,965	(3,297)	(2,378)	444,119	14,144,550
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	193,429,195	—	—	—	193,429,195
Consumer Staples	107,605,388	—	—	—	107,605,388
Energy	100,057,742	—	—	—	100,057,742
Financials	248,733,039	—	—	—	248,733,039
Health Care	305,532,063	—	—	—	305,532,063
Industrials	138,877,536	—	—	—	138,877,536
Information Technology	454,091,106	—	—	—	454,091,106
Materials	38,822,255	—	—	—	38,822,255
Real Estate	41,117,137	—	—	—	41,117,137
4	Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	45,391,441	—	—	—	45,391,441
Utilities	12,593,675	—	—	—	12,593,675
Total Common Stocks	1,686,250,577	—	—	—	1,686,250,577
Money Market Funds	—	—	—	14,144,550	14,144,550
Total Investments in Securities	1,686,250,577	—	—	14,144,550	1,700,395,127
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Contrarian Core Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	5,812,815	5,574,375
Series 2017-20E Class 1
05/01/2037	2.880%	501,576	482,394
Series 2017-20F Class 1
06/01/2037	2.810%	4,060,191	3,884,979
Series 2017-20G Class 1
07/01/2037	2.980%	3,453,990	3,339,340
Series 2017-20H Class 1
08/01/2037	2.750%	2,987,528	2,838,072
Series 2017-20I Class 1
09/01/2037	2.590%	5,377,365	5,056,990
Total Asset-Backed Securities — Agency (Cost $22,193,465)			21,176,150

Corporate Bonds & Notes 53.7%

Aerospace & Defense 0.9%
Lockheed Martin Corp.
09/15/2052	4.090%	5,340,000	5,108,618
Northrop Grumman Corp.
10/15/2047	4.030%	7,615,000	7,131,417
Total			12,240,035
Automotive 0.4%
Ford Motor Co.
12/08/2046	5.291%	5,730,000	5,096,646
Banking 5.3%
Bank of America Corp.(a)
12/20/2028	3.419%	3,660,000	3,432,842
01/23/2049	3.946%	6,060,000	5,565,595
Capital One Financial Corp.
01/31/2028	3.800%	5,660,000	5,338,625
Citigroup, Inc.
07/23/2048	4.650%	8,210,000	8,290,762
Goldman Sachs Group, Inc. (The)(a)
05/01/2029	4.223%	70,000	68,955
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	11,200,000	11,430,922
JPMorgan Chase & Co.(a)
07/23/2029	4.203%	6,430,000	6,407,508
01/23/2049	3.897%	9,565,000	8,692,557
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	3.299%	530,000	469,652
Morgan Stanley
01/22/2047	4.375%	5,950,000	5,786,702
Wells Fargo & Co.
10/23/2026	3.000%	19,685,000	18,242,975
Subordinated
11/04/2044	4.650%	3,010,000	2,930,030
Total			76,657,125
Cable and Satellite 1.9%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	4,370,000	4,167,324
Comcast Corp.
08/15/2047	4.000%	4,690,000	4,199,130
11/01/2052	4.049%	8,651,000	7,640,373
Sky PLC(c)
09/16/2024	3.750%	7,500,000	7,466,632
Time Warner Cable LLC
09/15/2042	4.500%	5,125,000	4,382,475
Total			27,855,934
Chemicals 0.6%
Dow Chemical Co. (The)
11/15/2042	4.375%	3,500,000	3,322,021
LYB International Finance BV
07/15/2043	5.250%	5,040,000	5,138,225
Total			8,460,246
Consumer Products 0.1%
Newell Brands, Inc.
04/01/2046	5.500%	870,000	828,077
Diversified Manufacturing 0.5%
3M Co.
10/15/2047	3.625%	1,920,000	1,802,379
United Technologies Corp.
11/16/2048	4.625%	5,490,000	5,517,911
Total			7,320,290
Electric 8.0%
Alabama Power Co.
02/15/2033	5.700%	716,000	810,071
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
03/01/2024	3.875%	1,960,000	1,952,605
02/15/2027	2.950%	8,374,000	7,644,641
03/31/2043	4.700%	3,222,000	3,261,573
03/01/2044	4.875%	2,415,000	2,547,101
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	5,360,000	4,990,348
DTE Energy Co.
10/01/2026	2.850%	19,123,000	17,522,768
Duke Energy Corp.
09/01/2046	3.750%	16,380,000	14,432,189
Emera U.S. Finance LP
06/15/2046	4.750%	8,080,000	7,961,006
Eversource Energy
01/15/2028	3.300%	3,630,000	3,419,409
FirstEnergy Corp.
07/15/2047	4.850%	1,250,000	1,280,935
Indiana Michigan Power Co.
07/01/2047	3.750%	12,129,000	11,039,670
Mississippi Power Co.
03/30/2028	3.950%	4,620,000	4,532,571
Pacific Gas & Electric Co.
12/01/2047	3.950%	9,650,000	8,406,877
PPL Capital Funding, Inc.
05/15/2026	3.100%	4,705,000	4,369,143
Southern California Edison Co.
10/01/2043	4.650%	2,090,000	2,160,849
03/01/2048	4.125%	2,200,000	2,102,335
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,155,645
Southern Co. (The)
07/01/2026	3.250%	3,634,000	3,389,762
07/01/2046	4.400%	8,750,000	8,326,290
Xcel Energy, Inc.
09/15/2041	4.800%	2,738,000	2,855,145
Total			114,160,933
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,630,000	20,406,002
Food and Beverage 3.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	18,391,000	18,521,116
Bacardi Ltd.(c)
05/15/2038	5.150%	9,321,000	9,131,374
Kellogg Co.
04/01/2046	4.500%	2,100,000	1,994,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	12,451,000	10,960,827
Molson Coors Brewing Co.
07/15/2046	4.200%	6,792,000	6,005,697
PepsiCo, Inc.
10/06/2046	3.450%	3,900,000	3,510,503
Sysco Corp.
04/01/2046	4.500%	1,865,000	1,824,606
Tyson Foods, Inc.
06/02/2047	4.550%	1,960,000	1,832,098
Total			53,780,415
Health Care 2.7%
Abbott Laboratories
11/30/2046	4.900%	3,360,000	3,649,783
Becton Dickinson and Co.
06/06/2027	3.700%	5,290,000	5,056,230
05/15/2044	4.875%	4,119,000	4,031,900
Cardinal Health, Inc.
06/15/2047	4.368%	8,475,000	7,558,403
CVS Health Corp.
03/25/2048	5.050%	7,086,000	7,238,625
McKesson Corp.
02/16/2028	3.950%	2,110,000	2,035,819
Medtronic, Inc.
03/15/2045	4.625%	5,225,000	5,528,191
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,200,060
Total			38,299,011
Healthcare Insurance 1.6%
Aetna, Inc.
08/15/2047	3.875%	1,765,000	1,556,433
Anthem, Inc.
08/15/2044	4.650%	2,795,000	2,754,487
Halfmoon Parent, Inc.(c)
12/15/2048	4.900%	8,040,000	8,017,882
UnitedHealth Group, Inc.
10/15/2047	3.750%	11,185,000	10,377,152
Total			22,705,954
Independent Energy 1.3%
Anadarko Petroleum Corp.
07/15/2044	4.500%	2,955,000	2,706,854
Apache Corp.
04/15/2043	4.750%	2,448,000	2,317,137

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
06/01/2047	4.950%	3,840,000	4,004,490
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	2,972,776
Hess Corp.
02/15/2041	5.600%	3,165,000	3,217,697
Noble Energy, Inc.
11/15/2043	5.250%	3,650,000	3,622,399
Total			18,841,353
Integrated Energy 0.6%
Cenovus Energy, Inc.
09/15/2042	4.450%	72,000	62,868
09/15/2043	5.200%	3,260,000	3,162,435
Shell International Finance BV
05/11/2045	4.375%	4,880,000	5,043,958
Total			8,269,261
Life Insurance 3.4%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	2,440,459
Brighthouse Financial, Inc.
06/22/2047	4.700%	4,032,000	3,331,670
Guardian Life Insurance Co. of America (The)(c)
Subordinated
06/19/2064	4.875%	1,600,000	1,592,544
01/24/2077	4.850%	6,273,000	6,154,710
Massachusetts Mutual Life Insurance Co.(c)
Subordinated
04/15/2065	4.500%	5,318,000	4,923,707
MetLife, Inc.
03/01/2045	4.050%	6,200,000	5,811,427
Northwestern Mutual Life Insurance Co. (The)(c)
Subordinated
09/30/2047	3.850%	5,065,000	4,644,899
Prudential Financial, Inc.
05/15/2044	4.600%	7,320,000	7,383,713
Teachers Insurance & Annuity Association of America(c)
Subordinated
05/15/2047	4.270%	6,596,000	6,414,927
Voya Financial, Inc.
06/15/2046	4.800%	6,020,000	5,952,462
Total			48,650,518
Media and Entertainment 0.8%
21st Century Fox America, Inc.
09/15/2044	4.750%	5,500,000	5,921,801
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
09/20/2047	5.200%	2,883,000	2,816,103
Warner Media LLC
12/15/2043	5.350%	2,720,000	2,679,382
Total			11,417,286
Midstream 3.6%
Enterprise Products Operating LLC
02/15/2045	5.100%	274,000	288,906
02/15/2048	4.250%	7,495,000	7,047,638
Kinder Morgan, Inc.
02/15/2046	5.050%	13,760,000	13,706,143
MPLX LP
04/15/2048	4.700%	6,355,000	5,948,128
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	3,262,000	3,077,224
06/15/2044	4.700%	4,200,000	3,797,191
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	715,872
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	4,465,000	4,387,242
Western Gas Partners LP
08/15/2048	5.500%	2,400,000	2,273,731
Williams Companies, Inc. (The)
09/15/2045	5.100%	10,100,000	10,141,753
Total			51,383,828
Natural Gas 1.2%
NiSource, Inc.
02/15/2044	4.800%	3,351,000	3,387,264
05/15/2047	4.375%	5,744,000	5,496,261
Sempra Energy
11/15/2025	3.750%	2,550,000	2,487,798
06/15/2027	3.250%	374,000	347,342
02/01/2028	3.400%	5,650,000	5,279,812
Total			16,998,477
Other Industry 0.3%
Massachusetts Institute of Technology
07/01/2114	4.678%	2,335,000	2,469,062
07/01/2116	3.885%	2,315,000	2,076,291
Total			4,545,353
Pharmaceuticals 3.0%
AbbVie, Inc.
11/14/2048	4.875%	6,110,000	6,005,183
Allergan Funding SCS
03/15/2035	4.550%	5,595,000	5,426,977

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/01/2045	4.400%	3,200,000	3,076,422
06/15/2051	4.663%	5,180,000	5,116,607
Celgene Corp.
02/20/2048	4.550%	3,200,000	2,973,674
Gilead Sciences, Inc.
03/01/2047	4.150%	5,745,000	5,442,531
Johnson & Johnson
12/05/2033	4.375%	10,574,000	11,236,535
Pfizer, Inc.
09/15/2048	4.200%	3,265,000	3,273,450
Total			42,551,379
Property & Casualty 0.9%
CNA Financial Corp.
08/15/2027	3.450%	7,500,000	6,941,812
Liberty Mutual Group, Inc.(c)
08/01/2044	4.850%	3,880,000	3,891,132
Travelers Companies, Inc. (The)
05/30/2047	4.000%	2,405,000	2,298,276
Total			13,131,220
Railroads 1.2%
Canadian National Railway Co.
02/03/2048	3.650%	1,510,000	1,387,128
CSX Corp.
05/01/2050	3.950%	1,140,000	1,030,004
11/01/2066	4.250%	6,128,000	5,524,846
Norfolk Southern Corp.
08/15/2052	4.050%	2,000,000	1,874,438
Union Pacific Corp.
10/01/2051	3.799%	5,410,000	4,806,882
09/10/2058	4.800%	3,055,000	3,150,435
Total			17,773,733
Restaurants 0.5%
McDonald’s Corp.
09/01/2048	4.450%	7,195,000	7,070,857
Retailers 1.9%
CVS Pass-Through Trust(c)
01/10/2036	4.704%	8,183,464	8,127,874
Home Depot, Inc. (The)
06/15/2047	3.900%	4,500,000	4,336,992
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,000,000	4,805,650
Target Corp.
04/15/2046	3.625%	4,000,000	3,616,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
12/15/2047	3.625%	2,630,000	2,460,094
06/29/2048	4.050%	4,215,000	4,215,409
Total			27,562,175
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,040,224
02/01/2047	4.450%	5,590,000	5,122,229
Total			6,162,453
Technology 2.8%
Apple, Inc.
02/09/2045	3.450%	4,925,000	4,425,241
09/12/2047	3.750%	3,690,000	3,468,976
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	8,900,000	8,378,835
Intel Corp.
05/11/2047	4.100%	3,000,000	2,971,890
Microsoft Corp.
08/08/2046	3.700%	11,545,000	11,065,790
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,178,734
07/15/2046	4.000%	2,500,000	2,381,820
11/15/2047	4.000%	3,355,000	3,196,436
QUALCOMM, Inc.
05/20/2047	4.300%	1,665,000	1,569,504
Total			40,637,226
Tobacco 0.2%
BAT Capital Corp.(c)
08/15/2047	4.540%	3,390,000	3,124,438
Transportation Services 1.2%
ERAC U.S.A. Finance LLC(c)
11/01/2046	4.200%	2,821,000	2,537,489
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,387,661
04/01/2046	4.550%	6,460,000	6,303,035
United Parcel Service, Inc.
11/15/2047	3.750%	5,960,000	5,526,827
Total			17,755,012
Wireless 0.2%
Vodafone Group PLC
05/30/2048	5.250%	3,495,000	3,503,465

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.1%
AT&T, Inc.
06/15/2045	4.350%	9,315,000	8,015,362
03/01/2047	5.450%	12,140,000	12,135,557
Orange SA
01/13/2042	5.375%	3,200,000	3,518,512
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	3,711,743
Verizon Communications, Inc.
03/15/2055	4.672%	17,825,000	16,844,251
Total			44,225,425
Total Corporate Bonds & Notes (Cost $810,487,677)			771,414,127

Foreign Government Obligations(d) 1.1%

Mexico 1.1%
Petroleos Mexicanos
03/13/2027	6.500%	1,189,000	1,212,527
06/15/2035	6.625%	11,300,000	11,197,373
09/21/2047	6.750%	3,400,000	3,234,818
Total			15,644,718
Total Foreign Government Obligations (Cost $16,370,283)			15,644,718

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	275,000	299,101
State General Obligation 0.2%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/2046	3.277%	3,125,000	2,759,437
Water & Sewer 0.1%
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	1,550,000	1,926,046
Total Municipal Bonds (Cost $5,431,755)			4,984,584

U.S. Treasury Obligations 40.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2019	1.500%	1,413,000	1,395,322
09/30/2022	1.875%	10,539,000	10,121,913
10/31/2022	2.000%	17,764,000	17,131,158
10/31/2024	2.250%	2,376,000	2,278,942
02/28/2025	2.750%	17,500,000	17,250,124
08/15/2027	2.250%	8,800,000	8,252,728
05/15/2028	2.875%	5,000,000	4,924,915
02/15/2031	5.375%	4,000,000	4,943,257
02/15/2036	4.500%	30,000,000	35,599,080
05/15/2038	4.500%	30,000,000	35,999,462
02/15/2039	3.500%	49,000,000	51,627,358
08/15/2040	3.875%	10,000,000	11,102,363
02/15/2041	4.750%	8,000,000	10,010,106
05/15/2041	4.375%	25,383,000	30,256,732
05/15/2043	2.875%	17,600,000	16,641,372
08/15/2044	3.125%	5,000,000	4,936,906
11/15/2044	3.000%	10,000,000	9,652,393
11/15/2046	2.875%	8,000,000	7,524,482
11/15/2047	2.750%	26,500,000	24,267,222
02/15/2048	3.000%	101,200,000	97,424,217
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	117,680,994
U.S. Treasury(f)
STRIPS
11/15/2018	0.000%	19,436,000	19,385,219
11/15/2019	0.000%	11,055,900	10,740,202
02/15/2040	0.000%	38,410,800	19,639,022
11/15/2041	0.000%	13,661,000	6,563,150
05/15/2043	0.000%	19,069,000	8,704,701
Total U.S. Treasury Obligations (Cost $605,242,695)			584,053,340

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(g),(h)	25,451,860	25,449,315
Total Money Market Funds (Cost $25,449,315)		25,449,315
Total Investments in Securities (Cost: $1,485,175,190)		1,422,722,234
Other Assets & Liabilities, Net		12,481,715
Net Assets		1,435,203,949

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
At September 30, 2018, securities and/or cash totaling $1,896,393 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	896	12/2018	USD	126,869,828	—	(2,913,747)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(420)	12/2018	USD	(50,182,898)	504,514	—
U.S. Treasury 2-Year Note	(21)	12/2018	USD	(4,430,907)	10,462	—
U.S. Treasury 5-Year Note	(209)	12/2018	USD	(23,576,788)	157,954	—
U.S. Treasury Ultra 10-Year Note	(6)	12/2018	USD	(765,097)	10,254	—
U.S. Ultra Bond	(74)	12/2018	USD	(11,480,306)	318,666	—
Total					1,001,850	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $66,027,608, which represents 4.60% of total net assets.
(d)	Principal and interest may not be guaranteed by the government.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	86,229,757	434,160,167	(494,938,064)	25,451,860	(1,181)	(899)	2,036,436	25,449,315
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	21,176,150	—	—	21,176,150
Corporate Bonds & Notes	—	771,414,127	—	—	771,414,127
Foreign Government Obligations	—	15,644,718	—	—	15,644,718
Municipal Bonds	—	4,984,584	—	—	4,984,584
U.S. Treasury Obligations	519,021,046	65,032,294	—	—	584,053,340
Money Market Funds	—	—	—	25,449,315	25,449,315
Total Investments in Securities	519,021,046	878,251,873	—	25,449,315	1,422,722,234
Investments in Derivatives
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	1,001,850	—	—	—	1,001,850
Liability
Futures Contracts	(2,913,747)	—	—	—	(2,913,747)
Total	517,109,149	878,251,873	—	25,449,315	1,420,810,337
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2018

Portfolio of Investments
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 6.3%
APN Outdoor Group Ltd.	1,281,618	6,164,263
Aristocrat Leisure Ltd.	1,284,844	26,386,781
BlueScope Steel Ltd.	936,007	11,479,888
CIMIC Group Ltd.	329,465	12,228,157
Coca-Cola Amatil Ltd.	456,847	3,220,529
Cochlear Ltd.	67,411	9,774,326
CSL Ltd.	423,687	61,561,474
Inghams Group Ltd.	1,063,559	2,982,919
Link Administration Holdings Ltd.	2,085,737	11,705,037
Qantas Airways Ltd.	2,932,029	12,497,051
Saracen Mineral Holdings Ltd.(a)	6,368,547	8,591,174
SmartGroup Corp., Ltd.	346,474	2,978,641
South32 Ltd.	1,027,430	2,887,392
St. Barbara Ltd.	1,279,041	3,228,561
Wesfarmers Ltd.	194,896	7,018,052
Total		182,704,245
Austria 0.4%
Erste Group Bank AG	120,301	4,997,590
Raiffeisen Bank International AG	111,223	3,202,561
voestalpine AG	99,721	4,561,776
Total		12,761,927
Belgium 0.2%
UCB SA	78,046	7,013,628
Cayman Islands 0.1%
Lifestyle International Holdings Ltd.	2,182,000	4,278,981
Denmark 1.5%
Danske Bank A/S	238,633	6,267,790
DFDS A/S	106,357	5,265,772
H Lundbeck A/S	65,549	4,048,527
Novo Nordisk A/S, Class B	584,462	27,517,369
Total		43,099,458
Finland 0.2%
Fortum OYJ	223,005	5,590,084
Common Stocks (continued)
Issuer	Shares	Value ($)
France 9.8%
Air France-KLM(a)	278,334	2,899,390
AXA SA	1,032,276	27,745,843
BNP Paribas SA	230,717	14,119,643
Credit Agricole SA	367,658	5,287,206
Eiffage SA	78,839	8,802,107
Electricite de France SA	606,901	10,657,721
Faurecia SA	267,785	16,117,673
Hermes International	13,462	8,918,513
Ipsen SA	148,893	25,031,907
L’Oreal SA	104,607	25,225,997
Nexity SA	87,504	4,833,964
Peugeot SA	1,441,407	38,876,480
Safran SA	44,935	6,297,137
Schneider Electric SE	52,372	4,213,893
Societe Generale SA	52,050	2,234,196
Total SA	1,259,700	81,670,204
Total		282,931,874
Germany 9.1%
Allianz SE, Registered Shares	289,727	64,586,433
BASF SE	219,591	19,516,900
Continental AG	176,243	30,683,821
Covestro AG	526,439	42,699,986
Deutsche Lufthansa AG, Registered Shares	971,207	23,860,446
Deutsche Telekom AG, Registered Shares	564,275	9,096,782
Hugo Boss AG	179,866	13,849,838
Infineon Technologies AG	243,836	5,540,383
MTU Aero Engines AG	51,600	11,628,571
Rheinmetall AG	82,929	8,671,405
SAP SE	210,496	25,906,027
Siltronic AG	62,933	7,705,062
Total		263,745,654
Hong Kong 3.6%
CK Asset Holdings Ltd.	2,245,500	16,832,697
CK Hutchison Holdings Ltd.	555,500	6,394,217
Hang Seng Bank Ltd.	509,600	13,827,487
Jardine Matheson Holdings Ltd.	308,000	19,323,051
CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kerry Properties Ltd.	1,685,000	5,721,504
Link REIT (The)	1,158,500	11,406,540
Sands China Ltd.	712,800	3,210,107
Techtronic Industries Co., Ltd.	544,000	3,470,008
WH Group Ltd.	4,841,000	3,398,652
Wharf Holdings Ltd. (The)	4,281,000	11,655,766
Wheelock & Co., Ltd.	1,359,000	8,170,470
Total		103,410,499
Ireland 0.3%
ICON PLC(a)	54,553	8,387,524
Italy 3.7%
Enel SpA	8,691,859	44,524,523
Fiat Chrysler Automobiles NV(a)	534,358	9,395,589
Intesa Sanpaolo SpA	12,053,107	30,801,379
Poste Italiane SpA	596,832	4,768,896
UniCredit SpA	1,074,553	16,174,019
Total		105,664,406
Japan 23.7%
Asahi Glass Co., Ltd.	307,100	12,745,391
Canon, Inc.	1,338,700	42,449,585
Capcom Co., Ltd.	349,000	8,850,991
Chiba Bank Ltd. (The)	403,500	2,755,724
Daicel Corp.	1,547,100	17,971,196
Dai-ichi Life Holdings, Inc.	205,300	4,279,542
Daiwa House Industry Co., Ltd.	1,134,300	33,613,636
Denso Corp.	148,600	7,850,239
DMG Mori Co., Ltd.	644,800	10,769,747
East Japan Railway Co.	364,600	33,867,386
FUJIFILM Holdings Corp.	379,700	17,082,378
Haseko Corp.	398,200	5,171,790
Hitachi Capital Corp.	143,500	3,994,182
Hitachi Ltd.	383,000	13,018,799
Honda Motor Co., Ltd.	442,000	13,311,387
Japan Post Holdings Co., Ltd.	1,677,800	19,967,831
Kakaku.com, Inc.	249,700	4,878,628
KDDI Corp.	443,100	12,223,688
Kose Corp.	66,200	12,614,108
Maeda Corp.	233,700	3,086,195
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Electric Corp.	615,400	8,430,564
Mitsubishi Heavy Industries Ltd.	78,600	3,035,331
Mitsubishi UFJ Financial Group, Inc.	4,345,600	26,997,877
MS&AD Insurance Group Holdings, Inc.	960,500	32,084,516
Nippon Light Metal Holdings Co., Ltd.	973,700	2,175,874
Nippon Steel & Sumitomo Metal Corp.	159,500	3,373,847
Nishimatsu Construction Co., Ltd.	444,200	11,246,478
Nissan Chemical Industries Ltd.	113,200	5,979,282
Nitto Denko Corp.	202,300	15,167,400
Nomura Holdings, Inc.	1,884,000	8,985,654
NTT DoCoMo, Inc.	2,512,500	67,529,897
ORIX Corp.	2,229,300	36,095,995
Raysum Co., Ltd.	402,000	5,654,810
Seven & I Holdings Co., Ltd.	466,300	20,789,948
Shin-Etsu Chemical Co., Ltd.	29,500	2,608,042
Shionogi & Co., Ltd.	278,900	18,231,600
Shizuoka Bank Ltd. (The)	333,400	2,991,874
Sompo Holdings, Inc.	593,700	25,296,931
Sumitomo Mitsui Construction Co., Ltd.	932,300	6,271,404
Sumitomo Mitsui Trust Holdings, Inc.	427,900	17,606,575
Suzuken Co., Ltd.	142,300	6,752,019
Taisei Corp.	390,300	17,791,172
Tokyo Electron Ltd.	217,400	29,962,162
Tokyo Gas Co., Ltd.	482,200	11,861,165
Toyo Construction Co., Ltd.	511,900	2,086,578
Toyo Seikan Group Holdings Ltd.	346,400	7,188,127
UT Group Co., Ltd.(a)	203,100	7,246,822
V Technology Co., Ltd.	15,600	2,340,138
Total		686,284,505
Macau 0.1%
Wynn Macau Ltd.	1,155,200	2,653,028
Netherlands 5.2%
Aegon NV	1,692,503	10,980,875
ING Groep NV	1,468,327	19,066,503
Koninklijke Ahold Delhaize NV	796,966	18,275,026
Unilever NV-CVA	1,297,922	72,280,998
Wolters Kluwer NV	484,223	30,179,290
Total		150,782,692

2	CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 0.1%
a2 Milk Co., Ltd.(a)	470,937	3,512,910
Norway 3.5%
Aker BP ASA	251,732	10,683,241
DNO ASA	1,756,409	3,630,973
SalMar ASA	108,251	5,402,741
Statoil ASA	2,839,908	80,080,957
Total		99,797,912
Singapore 1.0%
Oversea-Chinese Banking Corp., Ltd.	1,982,200	16,586,450
Singapore Technologies Engineering Ltd.	1,190,900	3,099,671
UOL Group Ltd.	1,061,500	5,353,298
Yangzijiang Shipbuilding Holdings Ltd.	5,408,100	4,902,906
Total		29,942,325
Spain 3.7%
Amadeus IT Group SA, Class A	406,513	37,768,008
Banco Bilbao Vizcaya Argentaria SA	3,534,207	22,527,626
Industria de Diseno Textil SA	509,389	15,442,142
International Consolidated Airlines Group SA	3,564,910	30,637,177
Total		106,374,953
Sweden 1.9%
Atlas Copco AB, Class A	157,870	4,550,970
Electrolux AB, Class B	492,701	10,865,877
Epiroc AB, Class A(a)	320,217	3,577,823
Granges AB	336,859	4,017,717
Mycronic AB	280,764	2,939,565
Sandvik AB	241,838	4,292,588
Volvo AB, B Shares	1,333,373	23,569,649
Total		53,814,189
Switzerland 8.0%
Barry Callebaut AG	1,573	2,981,231
Georg Fischer AG, Registered Shares	8,077	9,135,388
Nestlé SA, Registered Shares	455,544	37,979,020
Novartis AG, Registered Shares	762,208	65,549,577
Partners Group Holding AG	27,091	21,490,059
Roche Holding AG, Genusschein Shares	356,628	86,395,259
Swatch Group AG (The), Registered Shares	110,766	8,634,195
Total		232,164,729
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 15.8%
Anglo American PLC	275,479	6,186,594
Ashtead Group PLC	720,920	22,899,206
Associated British Foods PLC	1,179,275	35,198,843
Cineworld Group PLC	3,491,809	14,363,666
Diageo PLC	87,479	3,100,208
Evraz PLC	2,853,817	21,075,627
Galiform PLC	4,271,406	26,105,313
Games Workshop Group PLC	174,721	8,619,634
Hargreaves Lansdown PLC	1,323,458	38,553,651
Imperial Brands PLC	1,563,731	54,439,453
KAZ Minerals PLC	458,006	3,280,921
Lloyds Banking Group PLC	24,334,421	18,798,957
Mondi PLC	117,216	3,214,478
Pearson PLC	580,331	6,731,992
Persimmon PLC	147,669	4,551,959
Royal Bank of Scotland Group PLC	15,685,038	51,109,709
Royal Dutch Shell PLC, Class A	1,853,176	63,634,483
Scottish & Southern Energy PLC	650,471	9,716,064
Sophos Group PLC(b)	823,210	5,236,104
SSP Group PLC	287,159	2,712,430
Tate & Lyle PLC	2,481,296	22,082,585
Taylor Wimpey PLC	5,361,334	12,005,323
Vodafone Group PLC	3,247,588	6,963,132
WH Smith PLC	578,298	15,542,403
Total		456,122,735
Total Common Stocks (Cost $2,678,949,534)		2,841,038,258

Preferred Stocks 0.2%
Issuer	Shares	Value ($)
Germany 0.2%
Schaeffler AG	472,097	6,034,894
Total Preferred Stocks (Cost $9,535,973)		6,034,894

CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	25,108,848	25,106,337
Total Money Market Funds (Cost $25,106,337)		25,106,337
Total Investments in Securities (Cost $2,713,591,844)		2,872,179,489
Other Assets & Liabilities, Net		19,463,029
Net Assets		$2,891,642,518
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $5,236,104, which represents 0.18% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	16,969,451	537,210,963	(529,071,566)	25,108,848	5,914	(1,697)	380,674	25,106,337
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	182,704,245	—	—	182,704,245
Austria	—	12,761,927	—	—	12,761,927
Belgium	—	7,013,628	—	—	7,013,628
Cayman Islands	—	4,278,981	—	—	4,278,981
Denmark	—	43,099,458	—	—	43,099,458
Finland	—	5,590,084	—	—	5,590,084
France	—	282,931,874	—	—	282,931,874
Germany	—	263,745,654	—	—	263,745,654
Hong Kong	—	103,410,499	—	—	103,410,499
Ireland	8,387,524	—	—	—	8,387,524
Italy	—	105,664,406	—	—	105,664,406
Japan	—	686,284,505	—	—	686,284,505
Macau	—	2,653,028	—	—	2,653,028
Netherlands	—	150,782,692	—	—	150,782,692
New Zealand	—	3,512,910	—	—	3,512,910
Norway	—	99,797,912	—	—	99,797,912
Singapore	—	29,942,325	—	—	29,942,325
Spain	—	106,374,953	—	—	106,374,953
Sweden	—	53,814,189	—	—	53,814,189
Switzerland	—	232,164,729	—	—	232,164,729
United Kingdom	—	456,122,735	—	—	456,122,735
Total Common Stocks	8,387,524	2,832,650,734	—	—	2,841,038,258
Preferred Stocks
Germany	—	6,034,894	—	—	6,034,894
Total Preferred Stocks	—	6,034,894	—	—	6,034,894
Money Market Funds	—	—	—	25,106,337	25,106,337
Total Investments in Securities	8,387,524	2,838,685,628	—	25,106,337	2,872,179,489
CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
CTIVPSM – Lazard International Equity Advantage Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
6	CTIVPSM – Lazard International Equity Advantage Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 3.8%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	156,149	865,063
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	184,137	1,756,670
Total Alternative Strategies Funds (Cost $2,640,911)		2,621,733

Equity Funds 54.3%

U.S. Large Cap 54.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	620,645	17,452,529
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,503,033	20,185,738
Total		37,638,267
Total Equity Funds (Cost $20,230,391)		37,638,267

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	704,176
Total Exchange-Traded Funds (Cost $731,013)		704,176

Fixed-Income Funds 29.8%

High Yield 5.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,277,498	3,679,195
Investment Grade 24.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	326,749	3,221,748
Columbia Quality Income Fund, Institutional 3 Class(a)	551,225	2,899,441
Columbia Total Return Bond Fund, Institutional 3 Class(a)	420,066	3,704,982
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	662,747	7,124,534
Total		16,950,705
Total Fixed-Income Funds (Cost $20,926,176)		20,629,900

Mutual Funds 1.2%
Issuer	Shares	Value ($)
Financials 1.2%
Diversified Financial Services 1.2%
Columbia Government Money Market Fund, Institutional 3 Class, 1.469%(a)	842,858	842,858
Total Financials		842,858
Total Mutual Funds (Cost $842,858)		842,858

Money Market Funds 9.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(b)	6,483,288	6,482,639
Total Money Market Funds (Cost $6,483,173)		6,482,639
Total Investments in Securities (Cost: $51,854,522)		68,919,573
Other Assets & Liabilities, Net		429,001
Net Assets		69,348,574
At September 30, 2018, securities and/or cash totaling $445,586 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	38	12/2018	USD	5,546,100	14,441	—
TOPIX Index	9	12/2018	JPY	163,575,000	—	(1,267)
U.S. Ultra Bond	12	12/2018	USD	1,861,671	—	(65,088)
Total					14,441	(66,355)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(27)	12/2018	USD	(1,417,095)	10,062	—

Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2018 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	3,402,000	(9,837)	—	—	—	(9,837)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	311,029	—	(154,880)	156,149	(14,345)	(68,008)	—	865,063
Columbia Contrarian Core Fund, Institutional 3 Class
	695,438	26,900	(101,693)	620,645	313,614	867,528	—	17,452,529
Columbia Corporate Income Fund, Institutional 3 Class
	344,958	30,278	(48,487)	326,749	(10,871)	(142,848)	80,900	3,221,748
Columbia Disciplined Core Fund, Institutional 3 Class
	1,695,315	63,099	(255,381)	1,503,033	562,555	1,691,604	—	20,185,738
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	126,954	12,265	(139,219)	—	(19,505)	(14,096)	—	—
Columbia Government Money Market Fund, Institutional 3 Class, 1.469%
	—	842,858	—	842,858	—	—	1,858	842,858
Columbia High Yield Bond Fund, Institutional 3 Class
	—	1,277,498	—	1,277,498	—	(110,599)	126,794	3,679,195
Columbia Multi-Asset Income Fund, Institutional 3 Class
	175,155	8,983	(1)	184,137	—	(56,604)	86,252	1,756,670
Columbia Quality Income Fund, Institutional 3 Class
	590,581	50,648	(90,004)	551,225	(5,418)	(71,260)	65,901	2,899,441
Columbia Short-Term Cash Fund, 2.112%
	10,226,216	1,616,555	(5,359,483)	6,483,288	(446)	(553)	87,349	6,482,639
Columbia Total Return Bond Fund, Institutional 3 Class
	449,632	37,947	(67,513)	420,066	(7,600)	(91,555)	75,017	3,704,982
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	619,785	138,084	(95,122)	662,747	(21,432)	(199,802)	94,889	7,124,534
Total					796,552	1,803,807	618,960	68,215,397

(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	2,621,733	—	—	—	2,621,733
Equity Funds	37,638,267	—	—	—	37,638,267
Exchange-Traded Funds	704,176	—	—	—	704,176
Fixed-Income Funds	20,629,900	—	—	—	20,629,900
Mutual Funds	842,858	—	—	—	842,858
Money Market Funds	—	—	—	6,482,639	6,482,639
Total Investments in Securities	62,436,934	—	—	6,482,639	68,919,573
Investments in Derivatives
Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Asset Allocation Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	24,503	—	—	—	24,503
Liability
Futures Contracts	(66,355)	—	—	—	(66,355)
Swap Contracts	—	(9,837)	—	—	(9,837)
Total	62,395,082	(9,837)	—	6,482,639	68,867,884
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Asset Allocation Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% 01/20/2031	3.498%	750,000	750,862
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.889%	500,000	505,759
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	3.847%	1,300,000	1,296,730
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	3.938%	500,000	500,095
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.739%	2,500,000	2,475,862
Conn’s Receivables Funding LLC(a)
Series 2017-B Class A
07/15/2020	2.730%	53,562	53,553
Subordinated Series 2018-A Class B
01/15/2023	4.650%	1,000,000	1,001,431
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	440,000	439,978
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.879%	500,000	505,239
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	3.964%	500,000	500,191
Madison Park Funding XI Ltd.(a),(b)
Series 2013-11A Class BR
3-month USD LIBOR + 1.650% 07/23/2029	2.963%	1,000,000	1,000,049
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class A1R
3-month USD LIBOR + 1.190% 10/21/2030	3.537%	1,400,000	1,402,583
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	349,696	349,585
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	400,000	381,220
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.862%	1,000,000	996,760
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	855,000	847,688
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.798%	800,000	794,863
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	600,000	598,875
Series 2018-1A Class C
06/17/2024	4.870%	500,000	497,452
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	500,000	501,711
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.979%	800,000	800,934
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	121,718	121,335
Series 2016-3 Class A
12/26/2025	3.050%	219,012	217,985
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2016-A Class RIO
01/25/2038	0.000%	1	248,124
Series 2016-A Class RPO
01/25/2038	0.000%	1	424,797
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	171,167	170,894
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	3.839%	600,000	596,222
Total Asset-Backed Securities — Non-Agency (Cost $18,220,460)			17,980,777

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	500,000	500,471
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% 06/15/2035	4.861%	700,000	703,237
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class A
1-month USD LIBOR + 0.671% 03/15/2037	2.828%	400,000	399,749
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% 11/15/2036	3.558%	800,000	801,770
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.158%	500,000	502,813
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	300,000	284,650
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	500,000	447,638
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% 03/15/2033	4.208%	427,512	430,179
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.658%	171,005	173,141
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	1,000,000	899,390
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	508,208
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	250,000	248,413
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.409%	500,000	504,046
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% 02/15/2032	3.008%	200,000	202,027
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.658%	400,000	404,316
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% 02/15/2032	5.058%	600,000	601,863
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.979%	500,000	501,834
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $7,936,563)			8,113,745

Common Stocks 0.3%
Issuer	Shares	Value ($)
Energy 0.3%
Energy Equipment & Services 0.3%
Fieldwood Energy LLC(h)	8,596	446,274
Total Energy		446,274
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(c),(e),(h),(i)	2,000	—
Total Financials		—
Utilities —%
Independent Power and Renewable Electricity Producers —%
Vistra Energy Corp.(h)	10,180	7,925
Total Utilities		7,925
Total Common Stocks (Cost $200,545)		454,199

Corporate Bonds & Notes(j) 42.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(a)
01/15/2023	6.125%	45,000	45,255
12/01/2024	7.500%	51,000	53,749
03/15/2025	7.500%	36,000	37,212
Lockheed Martin Corp.
09/15/2052	4.090%	440,000	420,935
Northrop Grumman Corp.
10/15/2047	4.030%	730,000	683,642

2	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2022	6.000%	146,000	148,353
07/15/2024	6.500%	48,000	49,245
05/15/2025	6.500%	150,000	152,781
06/15/2026	6.375%	50,000	50,487
Total			1,641,659
Automotive 0.2%
Delphi Technologies PLC(a)
10/01/2025	5.000%	78,000	73,183
Ford Motor Co.
12/08/2046	5.291%	390,000	346,892
Total			420,075
Banking 2.7%
Ally Financial, Inc.
11/01/2031	8.000%	231,000	280,249
Bank of America Corp.(k)
01/20/2028	3.824%	795,000	772,917
Citigroup, Inc.
05/01/2026	3.400%	360,000	342,407
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	630,000	620,592
JPMorgan Chase & Co.(k)
07/23/2029	4.203%	945,000	941,694
Morgan Stanley(k)
01/24/2029	3.772%	510,000	489,802
Wells Fargo & Co.
10/23/2026	3.000%	710,000	657,989
Wells Fargo & Co.(k)
05/22/2028	3.584%	540,000	518,038
Total			4,623,688
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	122,000	122,053
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	17,000	17,563
Total			139,616
Building Materials 0.3%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	112,000	114,300
05/15/2026	5.875%	105,000	105,478
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	206,000	189,863
Core & Main LP(a)
08/15/2025	6.125%	86,000	82,529
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
04/15/2024	5.750%	50,000	52,571
Total			544,741
Cable and Satellite 2.3%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	190,000	190,046
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	180,000	178,694
02/15/2026	5.750%	140,000	140,353
05/01/2026	5.500%	5,000	4,946
05/01/2027	5.125%	164,000	155,680
02/01/2028	5.000%	23,000	21,566
Cequel Communications Holdings I LLC/Capital Corp.(a)
04/01/2028	7.500%	165,000	173,030
Comcast Corp.
08/15/2047	4.000%	287,000	256,962
CSC Holdings LLC(a)
10/15/2025	6.625%	93,000	98,022
10/15/2025	10.875%	214,000	248,868
04/15/2027	5.500%	55,000	53,447
02/01/2028	5.375%	119,000	113,311
DISH DBS Corp.
11/15/2024	5.875%	236,000	211,773
07/01/2026	7.750%	280,000	264,514
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	45,000	45,467
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	204,752
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	25,000	24,049
02/15/2025	6.625%	107,000	100,196
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	46,000	46,157
07/15/2026	5.375%	56,000	55,578
08/01/2027	5.000%	201,000	193,281
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	266,000	270,736
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	331,240
08/15/2026	5.500%	89,000	88,279
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	172,000	157,037
Ziggo BV(a)
01/15/2027	5.500%	255,000	238,785
Total			3,866,769

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.9%
Alpha 2 BV(a)
06/01/2023	8.750%	85,000	86,288
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	113,365
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	83,000	82,326
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	83,385
Chemours Co. (The)
05/15/2023	6.625%	39,000	40,782
Elementia SAB de CV(a)
01/15/2025	5.500%	250,000	237,564
Koppers, Inc.(a)
02/15/2025	6.000%	26,000	26,036
Olin Corp.
02/01/2030	5.000%	51,000	47,667
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	6,000	6,135
12/01/2025	5.875%	181,000	179,041
PQ Corp.(a)
11/15/2022	6.750%	249,000	258,980
12/15/2025	5.750%	64,000	63,524
SASOL Financing USA LLC
03/27/2024	5.875%	205,000	208,819
SPCM SA(a)
09/15/2025	4.875%	58,000	55,245
Starfruit Finco BV/US Holdco LLC(a),(l)
10/01/2026	8.000%	93,000	94,155
Total			1,583,312
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	34,000	33,928
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	28,000	28,001
United Rentals North America, Inc.
10/15/2025	4.625%	26,000	25,243
09/15/2026	5.875%	155,000	159,285
Total			246,457
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	125,000	125,011
12/01/2022	7.875%	133,000	135,634
09/01/2023	7.625%	45,000	41,614
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(a)
08/15/2026	6.750%	28,000	28,823
Interval Acquisition Corp.
04/15/2023	5.625%	121,000	122,301
Total			453,383
Consumer Products 0.3%
Mattel, Inc.(a)
12/31/2025	6.750%	84,000	82,321
Prestige Brands, Inc.(a)
03/01/2024	6.375%	153,000	155,017
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	17,000	16,331
Spectrum Brands, Inc.
07/15/2025	5.750%	196,000	198,218
Valvoline, Inc.
08/15/2025	4.375%	74,000	69,384
Total			521,271
Diversified Manufacturing 0.4%
Apergy Corp.(a)
05/01/2026	6.375%	100,000	102,750
BWX Technologies, Inc.(a)
07/15/2026	5.375%	25,000	25,255
Gates Global LLC/Co.(a)
07/15/2022	6.000%	66,000	66,498
Stevens Holding Co., Inc.(a),(l)
10/01/2026	6.125%	20,000	20,332
TriMas Corp.(a)
10/15/2025	4.875%	12,000	11,518
United Technologies Corp.
11/16/2028	4.125%	220,000	218,860
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	83,591
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	89,071
Total			617,875
Electric 5.3%
AES Corp.
03/15/2023	4.500%	46,000	46,143
05/15/2026	6.000%	69,000	72,505
09/01/2027	5.125%	65,000	65,563
Calpine Corp.
01/15/2025	5.750%	96,000	85,021
Calpine Corp.(a)
06/01/2026	5.250%	51,000	47,256

4	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC
08/15/2024	5.375%	231,000	232,717
09/15/2026	5.000%	90,000	86,162
Clearway Energy Operating LLC(a),(l)
10/15/2025	5.750%	75,000	75,656
CMS Energy Corp.
03/01/2024	3.875%	600,000	597,736
02/15/2027	2.950%	165,000	150,629
03/31/2043	4.700%	135,000	136,658
DTE Energy Co.
06/01/2024	3.500%	340,000	334,300
10/01/2026	2.850%	1,220,000	1,117,909
Duke Energy Corp.
04/15/2024	3.750%	748,000	747,829
08/15/2027	3.150%	393,000	366,608
09/01/2046	3.750%	248,000	218,509
Emera U.S. Finance LP
06/15/2046	4.750%	675,000	665,059
Energuate Trust(a)
05/03/2027	5.875%	200,000	189,505
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	292,170
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	200,000	189,734
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	138,000	132,137
NRG Energy, Inc.
01/15/2027	6.625%	140,000	147,088
NRG Energy, Inc.(a)
01/15/2028	5.750%	30,000	30,289
Pacific Gas & Electric Co.
02/15/2044	4.750%	244,000	238,354
12/01/2047	3.950%	340,000	296,201
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	172,000	173,722
PPL Capital Funding, Inc.
03/15/2024	3.950%	430,000	429,539
Progress Energy, Inc.
04/01/2022	3.150%	382,000	375,810
Southern Co. (The)
07/01/2046	4.400%	762,000	725,101
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	128,000	119,375
Vistra Energy Corp.
11/01/2024	7.625%	77,000	82,844
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	35,000	35,456
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc.
12/01/2026	3.350%	525,000	503,142
06/15/2028	4.000%	100,000	100,106
Total			9,106,833
Finance Companies 1.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	97,000	98,959
10/01/2023	5.125%	69,000	69,730
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,100,000	1,037,753
iStar, Inc.
04/01/2022	6.000%	67,000	67,634
Navient Corp.
07/26/2021	6.625%	43,000	44,766
06/15/2022	6.500%	135,000	140,154
03/25/2024	6.125%	50,000	50,127
10/25/2024	5.875%	44,000	43,027
06/15/2026	6.750%	101,000	99,667
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	10,000	10,136
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	120,000	120,289
Quicken Loans, Inc.(a)
05/01/2025	5.750%	173,000	173,274
Springleaf Finance Corp.
03/15/2023	5.625%	48,000	47,851
03/15/2025	6.875%	81,000	80,792
03/15/2026	7.125%	72,000	71,793
Total			2,155,952
Food and Beverage 2.7%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	662,000	666,684
B&G Foods, Inc.
04/01/2025	5.250%	127,000	121,205
Bacardi Ltd.(a)
05/15/2048	5.300%	1,020,000	1,001,171
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	201,000	184,768
Kraft Heinz Foods Co.
06/01/2046	4.375%	931,000	819,575
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	32,265
11/01/2026	4.875%	118,000	115,686
MHP SA(a)
04/03/2026	6.950%	250,000	233,032
Molson Coors Brewing Co.
07/15/2046	4.200%	793,000	701,195

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.(a)
10/28/2019	1.625%	245,000	241,574
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	17,000	17,875
Post Holdings, Inc.(a)
08/15/2026	5.000%	169,000	160,073
03/01/2027	5.750%	269,000	264,293
01/15/2028	5.625%	33,000	31,805
Total			4,591,201
Gaming 1.1%
Boyd Gaming Corp.
04/01/2026	6.375%	129,000	132,546
08/15/2026	6.000%	14,000	14,126
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	48,000	45,776
Eldorado Resorts, Inc.
04/01/2025	6.000%	178,000	180,797
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	46,000	46,572
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	67,000	68,027
06/01/2028	5.750%	69,000	71,141
International Game Technology PLC(a)
02/15/2025	6.500%	121,000	125,536
01/15/2027	6.250%	58,000	58,724
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	103,513
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,000	1,026
09/01/2026	4.500%	45,000	42,651
01/15/2028	4.500%	46,000	42,143
MGM Resorts International
06/15/2025	5.750%	97,000	97,395
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	67,000	64,589
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	71,000	70,977
Scientific Games International, Inc.
12/01/2022	10.000%	180,000	190,504
Scientific Games International, Inc.(a)
10/15/2025	5.000%	126,000	119,729
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	31,000	32,008
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	1,222,242	326,950
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	100,000	96,725
05/15/2027	5.250%	14,000	12,976
Total			1,944,431
Health Care 2.7%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	129,223
Becton Dickinson and Co.
06/06/2027	3.700%	1,030,000	984,483
Cardinal Health, Inc.
06/15/2027	3.410%	720,000	664,044
06/15/2047	4.368%	100,000	89,185
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	121,000	120,215
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	31,000	31,564
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	82,000	77,885
CVS Health Corp.
03/25/2048	5.050%	660,000	674,216
DaVita, Inc.
05/01/2025	5.000%	113,000	108,321
Envision Healthcare Corp.(a)
12/01/2024	6.250%	60,000	64,500
HCA, Inc.
05/01/2023	4.750%	154,000	157,127
02/01/2025	5.375%	92,000	93,980
02/15/2027	4.500%	286,000	280,232
Hologic, Inc.(a)
10/15/2025	4.375%	87,000	83,309
02/01/2028	4.625%	75,000	70,732
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	139,000	144,081
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	53,000	54,839
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	131,000	134,936
Teleflex, Inc.
06/01/2026	4.875%	28,000	27,717
11/15/2027	4.625%	53,000	50,381
Tenet Healthcare Corp.
06/15/2023	6.750%	90,000	89,699
07/15/2024	4.625%	113,000	109,886
05/01/2025	5.125%	93,000	91,531
08/01/2025	7.000%	66,000	65,171

6	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	160,480
Total			4,557,737
Healthcare Insurance 0.7%
Centene Corp.
01/15/2025	4.750%	91,000	90,798
Centene Corp.(a)
06/01/2026	5.375%	94,000	96,190
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	675,000	673,143
WellCare Health Plans, Inc.
04/01/2025	5.250%	165,000	167,489
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	82,000	83,515
Total			1,111,135
Home Construction 0.2%
Lennar Corp.
06/01/2026	5.250%	80,000	79,399
06/15/2027	5.000%	69,000	67,195
11/29/2027	4.750%	63,000	60,511
Meritage Homes Corp.
04/01/2022	7.000%	44,000	47,319
06/01/2025	6.000%	35,000	35,411
06/06/2027	5.125%	87,000	80,609
Total			370,444
Independent Energy 1.8%
Callon Petroleum Co.
10/01/2024	6.125%	41,000	41,825
07/01/2026	6.375%	115,000	117,797
Canadian Natural Resources Ltd.
06/01/2047	4.950%	45,000	46,928
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	129,000	132,102
Centennial Resource Production LLC(a)
01/15/2026	5.375%	33,000	32,849
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	50,000	49,882
Chesapeake Energy Corp.
10/01/2026	7.500%	71,000	71,148
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	153,000	149,177
Diamondback Energy, Inc.
05/31/2025	5.375%	61,000	62,298
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	15,000	15,024
01/30/2028	5.750%	151,000	151,001
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	60,000	58,867
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	200,000	195,016
Halcon Resources Corp.
02/15/2025	6.750%	175,000	168,001
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	55,000	53,313
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	86,000	85,551
Laredo Petroleum, Inc.
03/15/2023	6.250%	254,000	254,474
Matador Resources Co.(a)
09/15/2026	5.875%	67,000	67,936
MEG Energy Corp.(a)
01/15/2025	6.500%	22,000	21,785
Noble Energy, Inc.
11/15/2043	5.250%	125,000	124,055
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	98,000	97,762
10/15/2027	5.625%	254,000	255,436
PDC Energy, Inc.
09/15/2024	6.125%	135,000	132,493
SM Energy Co.
06/01/2025	5.625%	32,000	31,903
09/15/2026	6.750%	119,000	123,783
01/15/2027	6.625%	45,000	46,493
Tullow Oil PLC(a)
03/01/2025	7.000%	200,000	195,523
Whiting Petroleum Corp.
01/15/2026	6.625%	83,000	86,254
WPX Energy, Inc.
01/15/2022	6.000%	50,000	51,837
09/15/2024	5.250%	115,000	115,651
06/01/2026	5.750%	43,000	43,635
Total			3,079,799
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%	340,000	329,825
Leisure 0.1%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	51,000	53,941

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		54,000	52,979
03/15/2026	5.625%		29,000	29,356
Viking Cruises Ltd.(a)
09/15/2027	5.875%		81,000	79,119
Total				215,395
Life Insurance 2.6%
Assicurazioni Generali SpA, Subordinated(a),(k)
06/08/2048	5.000%	EUR	700,000	831,022
Brighthouse Financial, Inc.
06/22/2047	4.700%		320,000	264,418
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,089,000	1,117,575
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%		314,000	312,537
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%		290,000	265,947
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%		1,030,000	1,005,111
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%		340,000	361,827
05/15/2047	4.270%		181,000	176,031
Voya Financial, Inc.
06/15/2046	4.800%		170,000	168,093
Total				4,502,561
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%		350,000	362,376
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%		46,000	45,756
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%		35,000	35,904
Marriott Ownership Resorts, Inc./ILG LLC(a)
09/15/2026	6.500%		16,000	16,418
Total				460,454
Media and Entertainment 0.7%
21st Century Fox America, Inc.
09/15/2044	4.750%		465,000	500,661
Discovery Communications LLC
09/20/2047	5.200%		60,000	58,608
Match Group, Inc.
06/01/2024	6.375%		74,000	77,971
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/2025	5.875%	68,000	70,270
Netflix, Inc.(a)
04/15/2028	4.875%	194,000	182,166
11/15/2028	5.875%	167,000	166,694
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	142,000	143,343
Total			1,199,713
Metals and Mining 1.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	77,000	81,394
Constellium NV(a)
05/15/2024	5.750%	133,000	132,254
03/01/2025	6.625%	61,000	62,091
02/15/2026	5.875%	8,000	7,837
Freeport-McMoRan, Inc.
03/15/2043	5.450%	340,000	310,212
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	200,000	190,093
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	64,000	66,572
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	47,000	48,369
01/15/2025	7.625%	134,000	138,567
Indo Energy Finance II BV(a)
01/24/2023	6.375%	200,000	197,255
Novelis Corp.(a)
08/15/2024	6.250%	7,000	7,168
09/30/2026	5.875%	210,000	205,395
Teck Resources Ltd.
07/15/2041	6.250%	338,000	354,875
Total			1,802,082
Midstream 3.0%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	83,000	83,310
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	91,000	91,613
DCP Midstream Operating LP
04/01/2044	5.600%	176,000	168,686
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	71,000	71,455
Energy Transfer Equity LP
06/01/2027	5.500%	333,000	345,336
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	384,856

8	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	84,000	86,139
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	825,000	804,297
Kinder Morgan, Inc.
02/15/2046	5.050%	80,000	79,687
MPLX LP
04/15/2048	4.700%	230,000	215,274
NGPL PipeCo LLC(a)
12/15/2037	7.768%	225,000	275,799
NuStar Logistics LP
04/28/2027	5.625%	92,000	90,991
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	821,000	742,260
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	143,000	163,992
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	76,000	77,107
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	200,000	189,556
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	30,000	29,718
02/15/2026	5.500%	84,000	81,103
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	108,000	109,138
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	436,000	436,033
Targa Resources Partners LP/Finance Corp.(a)
01/15/2028	5.000%	48,000	46,816
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	76,000	71,633
Williams Companies, Inc. (The)
09/15/2045	5.100%	536,000	538,216
Total			5,183,015
Natural Gas 0.8%
NiSource, Inc.
05/15/2047	4.375%	500,000	478,435
Sempra Energy
06/15/2024	3.550%	425,000	415,277
06/15/2027	3.250%	450,000	417,925
Total			1,311,637
Oil Field Services 0.4%
Calfrac Holdings LP(a)
06/15/2026	8.500%	46,000	42,920
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	41,000	42,633
Nabors Industries, Inc.
01/15/2023	5.500%	22,000	21,687
Nabors Industries, Inc.(a)
02/01/2025	5.750%	179,000	171,754
Rowan Companies, Inc.
01/15/2024	4.750%	46,000	41,042
SESI LLC
09/15/2024	7.750%	112,000	114,236
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	75,000	75,828
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	76,000	78,470
Weatherford International LLC(a)
03/01/2025	9.875%	14,000	13,528
Weatherford International Ltd.
06/15/2021	7.750%	63,000	61,885
02/15/2024	9.875%	37,000	36,257
Total			700,240
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	84,000	81,837
WeWork Companies, Inc.(a)
05/01/2025	7.875%	26,000	25,236
Total			107,073
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	51,000	51,957
03/15/2027	5.375%	186,000	190,527
Total			242,484
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	202,000	211,243
02/15/2025	6.000%	107,000	105,030
Berry Global, Inc.
07/15/2023	5.125%	120,000	120,713
Crown Americas LLC/Capital Corp. VI(a)
02/01/2026	4.750%	10,000	9,588
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	54,000	53,301
Multi-Color Corp.(a)
11/01/2025	4.875%	93,000	86,971
Novolex (a)
01/15/2025	6.875%	29,000	27,769

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	27,801
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	244,215	244,779
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	119,279
07/15/2024	7.000%	160,000	162,594
Total			1,169,068
Pharmaceuticals 0.9%
Allergan Funding SCS
03/15/2035	4.550%	220,000	213,393
Amgen, Inc.
06/15/2051	4.663%	280,000	276,573
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	60,000	59,873
03/15/2024	7.000%	75,000	79,292
04/15/2025	6.125%	399,000	379,857
11/01/2025	5.500%	58,000	58,014
04/01/2026	9.250%	145,000	156,544
01/31/2027	8.500%	27,000	28,355
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	77,000	74,077
Celgene Corp.
02/20/2048	4.550%	140,000	130,098
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	162,095
Total			1,618,171
Property & Casualty 0.8%
HUB International Ltd.(a)
05/01/2026	7.000%	84,000	84,055
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	750,000	756,837
08/01/2044	4.850%	10,000	10,029
Loews Corp.
04/01/2026	3.750%	585,000	578,849
Total			1,429,770
Railroads 0.2%
CSX Corp.
03/01/2048	4.300%	280,000	272,571
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	178,000	170,556
IRB Holding Corp.(a)
02/15/2026	6.750%	98,000	96,052
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McDonald’s Corp.
12/09/2045	4.875%	230,000	240,162
Total			506,770
Retailers 0.2%
L Brands, Inc.
11/01/2035	6.875%	54,000	45,813
Party City Holdings, Inc.(a)
08/01/2026	6.625%	29,000	29,334
Penske Automotive Group, Inc.
12/01/2024	5.375%	30,000	29,402
05/15/2026	5.500%	17,000	16,523
Walmart, Inc.
06/29/2048	4.050%	225,000	225,022
Total			346,094
Supermarkets 0.4%
Kroger Co. (The)
02/01/2047	4.450%	428,000	392,185
01/15/2048	4.650%	312,000	294,920
Total			687,105
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	200,000	193,133
Technology 1.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	41,000	41,361
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	650,000	611,937
Camelot Finance SA(a)
10/15/2024	7.875%	120,000	119,441
CDK Global, Inc.
06/01/2027	4.875%	74,000	72,155
Equinix, Inc.
01/15/2026	5.875%	276,000	283,320
05/15/2027	5.375%	42,000	42,080
First Data Corp.(a)
12/01/2023	7.000%	164,000	170,775
01/15/2024	5.750%	114,000	115,575
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	156,913
Informatica LLC(a)
07/15/2023	7.125%	65,000	66,636
Iron Mountain, Inc.(a)
09/15/2027	4.875%	60,000	55,069
03/15/2028	5.250%	109,000	101,076

10	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MSCI, Inc.(a)
08/01/2026	4.750%		36,000	35,730
NCR Corp.
12/15/2023	6.375%		53,000	53,999
PTC, Inc.
05/15/2024	6.000%		128,000	133,924
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%		150,000	143,910
Refinitiv US Holdings, Inc.(a),(l)
05/15/2026	6.250%		159,000	159,581
11/15/2026	8.250%		133,000	132,181
Symantec Corp.(a)
04/15/2025	5.000%		169,000	167,161
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%		90,000	87,523
VeriSign, Inc.
04/01/2025	5.250%		192,000	195,951
Verscend Escrow Corp.(a)
08/15/2026	9.750%		44,000	45,419
Total				2,991,717
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%		46,000	45,791
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%		113,000	105,929
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	4,981,831	245,676
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		130,000	121,594
FedEx Corp.
04/01/2046	4.550%		650,000	634,206
Hertz Corp. (The)(a)
06/01/2022	7.625%		89,000	87,843
Total				1,241,039
Wireless 1.2%
Altice France SA(a)
05/15/2024	6.250%		214,000	211,150
05/01/2026	7.375%		239,000	238,976
02/01/2027	8.125%		68,000	70,084
SBA Communications Corp.
09/01/2024	4.875%		420,000	415,584
Sprint Capital Corp.
11/15/2028	6.875%		129,000	129,593
Sprint Communications, Inc.(a)
03/01/2020	7.000%		60,000	62,303
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
02/15/2025	7.625%	184,000	195,255
03/01/2026	7.625%	128,000	135,471
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	291,000	304,877
02/01/2026	4.500%	50,000	47,618
02/01/2028	4.750%	92,000	86,483
Wind Tre SpA(a)
01/20/2026	5.000%	188,000	161,573
Total			2,058,967
Wirelines 1.3%
AT&T, Inc.
06/15/2045	4.350%	900,000	774,431
CenturyLink, Inc.
03/15/2022	5.800%	119,000	121,053
04/01/2024	7.500%	86,000	91,725
04/01/2025	5.625%	130,000	126,896
Frontier Communications Corp.
01/15/2023	7.125%	116,000	82,439
09/15/2025	11.000%	41,000	31,952
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	200,000	204,943
Telecom Italia Capital SA
09/30/2034	6.000%	153,000	145,794
Verizon Communications, Inc.
03/15/2055	4.672%	385,000	363,817
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	208,000	207,904
Total			2,150,954
Total Corporate Bonds & Notes (Cost $73,077,529)			72,296,216

Foreign Government Obligations(j),(m) 11.3%

Argentina 1.5%
Argentine Republic Government International Bond
04/22/2019	6.250%	750,000	750,177
04/22/2026	7.500%	500,000	446,404
01/26/2027	6.875%	100,000	85,376
01/11/2028	5.875%	200,000	158,629
07/06/2028	6.625%	550,000	453,062
07/06/2036	7.125%	250,000	200,163
Argentine Republic Government International Bond(k)
12/31/2033	8.280%	91,133	81,193
Provincia de Buenos Aires(a)
06/15/2027	7.875%	200,000	166,342

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(a)
08/01/2027	7.125%		200,000	158,815
Total				2,500,161
Belarus 0.3%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		500,000	533,715
Brazil 0.5%
Brazilian Government International Bond
01/07/2041	5.625%		150,000	136,487
Petrobras Global Finance BV
01/27/2025	5.299%		322,000	301,184
01/27/2028	5.999%		459,000	423,425
Total				861,096
Canada 0.4%
City of Toronto
06/07/2027	2.400%	CAD	1,000,000	726,196
China 0.7%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		200,000	198,321
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%		375,000	357,582
Syngenta Finance NV(a)
04/24/2028	5.182%		600,000	576,079
Total				1,131,982
Colombia 0.1%
Ecopetrol SA
06/26/2026	5.375%		100,000	103,304
Croatia 0.1%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	217,422
Dominican Republic 1.2%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	10,000,000	205,919
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	3,012,000	64,373
03/04/2022	10.375%	DOP	17,800,000	358,914
02/10/2023	14.500%	DOP	3,600,000	81,200
01/27/2025	5.500%		200,000	200,600
04/20/2027	8.625%		218,000	248,420
07/19/2028	6.000%		200,000	203,911
04/30/2044	7.450%		386,000	415,469
01/27/2045	6.850%		200,000	203,206
Total				1,982,012
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 0.2%
Ecuador Government International Bond(a)
12/13/2026	9.650%		400,000	397,737
Egypt 0.2%
Egypt Government International Bond(a)
02/21/2028	6.588%		200,000	191,327
02/21/2048	7.903%		200,000	190,673
Total				382,000
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/2027	6.375%		400,000	376,673
Honduras 0.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	215,935
01/19/2027	6.250%		300,000	308,725
Total				524,660
Indonesia 0.5%
Indonesia Government International Bond(a)
01/17/2038	7.750%		100,000	131,225
Perusahaan Listrik Negara PT(a)
05/21/2028	5.450%		400,000	412,509
PT Pertamina Persero(a)
05/30/2044	6.450%		200,000	218,310
Total				762,044
Ivory Coast 0.5%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		200,000	193,160
03/22/2030	5.250%	EUR	200,000	221,180
06/15/2033	6.125%		200,000	182,605
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		285,825	270,539
Total				867,484
Kazakhstan 0.4%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		200,000	246,352
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		400,000	407,596
Total				653,948
Malaysia 0.0%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	76,295

12	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.5%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,593
Mexico City Airport Trust(a)
07/31/2047	5.500%		200,000	177,438
Pemex Finance Ltd.
11/15/2018	9.150%		19,375	19,542
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	11,912
Petroleos Mexicanos
01/23/2026	4.500%		102,000	95,461
08/04/2026	6.875%		350,000	368,490
11/12/2026	7.470%	MXN	4,700,000	207,741
03/13/2027	6.500%		1,288,000	1,313,486
06/15/2035	6.625%		100,000	99,092
01/23/2045	6.375%		200,000	184,291
Total				2,480,046
Morocco 0.1%
OCP SA(a)
04/25/2024	5.625%		200,000	205,514
Nigeria 0.4%
Nigeria Government International Bond(a)
02/16/2032	7.875%		600,000	614,061
Oman 0.5%
Oman Government International Bond(a)
01/17/2028	5.625%		900,000	884,244
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	199,433
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		225,000	216,003
Senegal 0.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		200,000	202,124
05/23/2033	6.250%		220,000	204,830
Total				406,954
South Africa 0.6%
Republic of South Africa Government Bond
01/31/2037	8.500%	ZAR	9,000,000	565,438
Transnet SOC Ltd.(a)
07/26/2022	4.000%		400,000	374,184
Total				939,622
Foreign Government Obligations(j),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%	200,000	195,777
05/11/2027	6.200%	200,000	189,380
04/18/2028	6.750%	200,000	195,224
Total			580,381
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	200,000	186,450
Ukraine 0.3%
Ukraine Government International Bond(a)
09/01/2024	7.750%	100,000	96,992
09/25/2032	7.375%	220,000	190,739
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	200,000	201,578
Total			489,309
Total Foreign Government Obligations (Cost $19,879,500)			19,298,746

Residential Mortgage-Backed Securities - Agency 11.8%

Federal Home Loan Mortgage Corp.
10/01/2026	8.000%	32,458	33,371
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.792%	3,460,912	585,387
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	3.792%	584,289	81,828
Federal Home Loan Mortgage Corp.(n)
CMO Series 4120 Class AI
11/15/2039	3.500%	2,603,732	288,713
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4620 Class AS
11/15/2042	1.393%	1,911,020	79,257
Federal National Mortgage Association(l)
10/16/2033	3.000%	1,000,000	987,595
10/11/2048	3.500%	5,000,000	4,920,145
10/11/2048	5.000%	5,000,000	5,248,466
Federal National Mortgage Association
05/01/2041	4.000%	153,074	154,775
Federal National Mortgage Association(g),(i),(n)
CMO Series 2006-5 Class N1
08/25/2034	1.933%	3,590,841	0
Federal National Mortgage Association(n)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,521,732	169,141

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-139 Class IL
04/25/2040	3.500%	2,322,286	327,733
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,911,391	403,329
Federal National Mortgage Association(b),(n)
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	3.934%	607,627	95,771
CMO Series 2016-31 Class H5
1-month USD LIBOR + 6.000% 06/25/2046	3.784%	1,024,038	164,763
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.784%	1,432,216	243,091
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.784%	2,250,264	377,678
CMO Series 2017-47 Class SE
1-month USD LIBOR + 6.100% 06/25/2047	3.884%	886,196	151,866
Federal National Mortgage Association(b),(e),(n)
CMO Series 2018-76 Class SN
1-month USD LIBOR + 6.150% 10/25/2048	4.077%	815,000	157,906
Government National Mortgage Association(l)
10/18/2048	3.000%	2,000,000	1,936,875
10/18/2048	4.500%	2,000,000	2,066,809
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	1,834,696	225,327
Government National Mortgage Association(b),(n)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.035%	746,357	136,142
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	3.915%	839,527	154,270
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	3.935%	425,349	76,198
CMO Series 2016-20 Class SQ
1-month USD LIBOR + 6.100% 02/20/2046	3.935%	1,089,711	158,103
CMO Series 2016-91 Class NS
1-month USD LIBOR + 6.080% 07/20/2046	3.915%	830,418	156,015
CMO Series 2017-129 Class SA
1-month USD LIBOR + 6.200% 08/20/2047	4.035%	1,020,815	166,305
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-130 Class SG
1-month USD LIBOR + 6.200% 08/20/2047	4.035%	880,031	127,444
CMO Series 2017-133 Class SM
1-month USD LIBOR + 6.250% 09/20/2047	4.085%	1,176,661	168,934
CMO Series 2018-67 Class SP
1-month USD LIBOR + 6.200% 05/20/2048	4.035%	1,983,353	343,061
Total Residential Mortgage-Backed Securities - Agency (Cost $20,878,872)			20,186,298

Residential Mortgage-Backed Securities - Non-Agency 16.1%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	581,116	583,020
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2018-2 Class A3
07/27/2048	3.878%	239,902	239,890
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	742,773	737,718
Banc of America Funding Trust(a),(c),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	489,679
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	227,475	227,233
Bayview Opportunity Master Fund IV Trust(a)
CMO Series 2018-RN2 Class A1
02/25/2033	3.598%	436,507	436,819
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	95,770	95,867
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	567,857	567,857
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL2 Class A1
10/28/2032	2.981%	455,436	455,383
Bayview Opportunity Master Fund Trust(a),(c)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	400,000	400,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.672%	400,000	404,211
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	746,138	746,111

14	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.815%	500,000	504,785
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	783,333	750,402
CMO Series 2017-8 Class A1
12/25/2065	3.000%	494,137	486,056
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A1
11/25/2037	4.256%	18,855	18,827
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	47,881	47,831
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	188,042	187,736
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.898%	1,052,166	1,040,611
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	191,915	191,462
CSMC Trust(a),(c)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	800,000	797,098
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	607,296	579,008
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	274,434	267,916
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	371,658	371,776
CMO Series 2018-1 Class A1
06/25/2048	3.844%	433,219	431,716
CMO Series 2018-2 Class A1
06/26/2023	4.090%	1,442,243	1,442,243
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	740,882	722,925
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	300,000	300,000
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	893,713	885,543
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage LLC(a)
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	628,997	625,584
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	250,112	248,769
Series 2018-PLS1 Class C
01/25/2023	3.981%	416,853	412,615
Series 2018-PLS1 Class D
01/25/2023	4.374%	416,854	413,442
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	427,599	424,670
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	726,919	721,970
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	256,900	253,250
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	1,332,600	1,313,921
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.466%	318,657	319,910
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	5.066%	1,500,000	1,517,356
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.713%	1,000,000	1,008,105
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	677,437	677,434
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	1,021,171	1,014,654
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	208,371	207,337
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2017-NPL4 Class A1
08/27/2032	3.250%	703,610	696,983
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	849,473	840,979
RCO Mortgage LLC(a),(g)
CMO Series 2017-1 Class A1
08/25/2022	3.375%	505,803	502,810

Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	378,635	378,053
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	151,619	151,208
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	225,093	222,344
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	700,000	700,000
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	447,044	446,936
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $27,566,617)			27,508,053

Senior Loans 5.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.3%
Aretec Group, Inc.(b),(o)
2nd Lien Term Loan PIK
3-month USD LIBOR + 2.000% 05/23/2021	0.000%	293,715	294,449
Aretec Group, Inc.(b),(c),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/23/2020	8.500%	178,520	178,743
Total			473,192
Cable and Satellite 0.3%
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.617%	49,875	49,857
Encompass Digital Media, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/06/2021	6.840%	423,401	414,932
Total			464,789
Chemicals 0.3%
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.342%	69,663	66,616
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/07/2021	5.342%	421,408	402,971
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 03/08/2025	4.742%	111,352	111,665
Total			581,252
Consumer Cyclical Services 0.6%
Staples, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 09/12/2024	6.343%	269,187	269,021
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.648%	727,444	729,444
Total			998,465
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.133%	125,259	97,013
Electric 0.3%
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 12/24/2021	6.250%	470,614	470,911
Environmental 0.2%
STI Infrastructure SARL(b),(c),(o)
Term Loan
3-month USD LIBOR + 5.500% 08/22/2020	7.742%	339,230	288,346
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(o),(p)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 09/21/2026		63,566	63,884
Term Loan
3-month USD LIBOR + 3.750% 09/19/2025		34,606	34,887
Total			98,771

16	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.6%
Affinity Gaming(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/31/2025	10.492%	1,000,000	975,830
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(o)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.576%	104,420	108,746
Media and Entertainment 0.0%
UFC Holdings LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.742%	9,000	9,084
Oil Field Services 0.4%
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 04/11/2022	7.492%	275,952	277,125
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 04/11/2023	9.492%	372,536	360,738
Total			637,863
Packaging 0.6%
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/20/2023	5.777%	982,500	985,447
Retailers 0.2%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 07/01/2022	6.207%	559,190	433,373
Technology 1.2%
Ascend Learning LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.242%	13,895	13,899
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.742%		29,629	29,769
Hyland Software, Inc.(b),(o)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.492%		989,975	995,747
ION Trading Technologies SARL(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 11/21/2024	6.386%		1,000,000	995,310
Total				2,034,725
Total Senior Loans (Cost $8,826,170)				8,657,807

Treasury Bills(j) 0.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 0.4%
Egypt Treasury Bills
12/11/2018	19.250%	EGP	14,600,000	784,131
Nigeria 0.2%
Nigeria Treasury Bills
01/17/2019	12.380%	NGN	124,000,000	327,740
Total Treasury Bills (Cost $1,123,667)				1,111,871

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(q),(r),(s)	7,809,816	7,809,035
Total Money Market Funds (Cost $7,809,035)		7,809,035
Total Investments in Securities (Cost: $185,518,958)		183,416,747
Other Assets & Liabilities, Net		(12,394,784)
Net Assets		171,021,963

At September 30, 2018, securities and/or cash totaling $1,309,849 were pledged as collateral.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,433,000 EUR	2,832,846 USD	Credit Suisse	10/11/2018	5,960	—
546,000 EUR	633,711 USD	Credit Suisse	10/11/2018	—	(682)
421,641 USD	580,000 AUD	Credit Suisse	10/11/2018	—	(2,361)
858,879 USD	729,923 EUR	Credit Suisse	10/11/2018	—	(10,786)
389,397 USD	3,240,000 NOK	Credit Suisse	10/11/2018	8,847	—
950,000 CAD	735,808 USD	Goldman Sachs	10/11/2018	163	—
384,402 USD	3,200,000 NOK	JPMorgan	10/11/2018	8,926	—
8,861,482 MXN	468,605 USD	Morgan Stanley	10/11/2018	—	(4,165)
360,065 USD	6,800,000 MXN	Morgan Stanley	10/11/2018	2,723	—
384,276 USD	3,200,000 NOK	Morgan Stanley	10/11/2018	9,052	—
700,671 USD	10,318,123 ZAR	TD Securities	10/11/2018	28,080	—
14,690,000 ZAR	1,031,203 USD	TD Securities	10/11/2018	—	(6,326)
Total				63,751	(24,320)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	27	12/2018	EUR	3,393,480	66,767	—
U.S. Treasury 10-Year Note	227	12/2018	USD	27,122,661	—	(175,493)
U.S. Treasury 5-Year Note	24	12/2018	USD	2,707,382	4,941	—
Total					71,708	(175,493)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(298)	12/2018	EUR	(39,242,514)	127,659	—
Euro-Bund	(15)	12/2018	EUR	(2,390,331)	15,355	—
U.S. Treasury 2-Year Note	(74)	12/2018	USD	(15,613,671)	41,511	—
U.S. Ultra Bond	(34)	12/2018	USD	(5,274,735)	184,267	—
Total					368,792	—

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(15,000,000)	(15,000,000)	2.75	2/20/2019	(44,250)	(12,789)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(15,000,000)	(15,000,000)	2.75	2/22/2019	(46,500)	(13,193)
Total							(90,750)	(25,982)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(15,000,000)	(15,000,000)	3.10	12/04/2018	(85,500)	(137,783)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(10,000,000)	(10,000,000)	3.10	12/10/2018	(29,000)	(40,952)
Total							(114,500)	(178,735)

18	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	15,500,000	(204,613)	—	—	—	(204,613)
Fixed rate of 6.361%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	10/24/2025	MXN	17,000,000	(85,362)	—	—	—	(85,362)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	8,000,000	(50,704)	—	—	—	(50,704)
Fixed rate of 5.960%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	02/02/2026	MXN	20,000,000	(128,145)	—	—	—	(128,145)
Total							(468,824)	—	—	—	(468,824)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	500,000	24,539	(167)	29,970	—	—	(5,598)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	500,000	24,539	(167)	34,240	—	—	(9,868)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	1,000,000	49,077	(333)	64,167	—	—	(15,423)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	1,000,000	49,077	(334)	75,074	—	—	(26,331)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	375,000	18,404	(125)	23,888	—	—	(5,609)
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,000,000	54,793	(333)	59,616	—	—	(5,156)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	1,000,000	54,793	(333)	73,646	—	—	(19,186)
Total								(1,792)	360,601	—	—	(87,171)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	12,710,000	(18,857)	—	—	—	(18,857)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $93,905,120, which represents 54.91% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2018, the total value of these securities amounted to $830,827, which represents 0.49% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Non-income producing investment.
(i)	Negligible market value.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2018.
(l)	Represents a security purchased on a when-issued basis.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(o)	The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Represents a security purchased on a forward commitment basis.
(q)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	6,491,622	52,171,768	(50,853,574)	7,809,816	(315)	(597)	112,150	7,809,035

(s)	At September 30, 2018, cash or short-term securities were designated to cover open put and/or call options written.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
20	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	16,926,636	1,054,141	—	17,980,777
Commercial Mortgage-Backed Securities - Non-Agency	—	8,113,745	—	—	8,113,745
Common Stocks
Energy	—	446,274	—	—	446,274
Financials	—	—	—	—	—
Utilities	—	7,925	—	—	7,925
Total Common Stocks	—	454,199	—	—	454,199
Corporate Bonds & Notes	—	72,296,216	—	—	72,296,216
Foreign Government Obligations	—	19,298,746	—	—	19,298,746
Residential Mortgage-Backed Securities - Agency	—	20,186,298	—	—	20,186,298
Residential Mortgage-Backed Securities - Non-Agency	—	25,521,276	1,986,777	—	27,508,053
Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Strategic Income Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Senior Loans	—	8,190,718	467,089	—	8,657,807
Treasury Bills	—	1,111,871	—	—	1,111,871
Money Market Funds	—	—	—	7,809,035	7,809,035
Total Investments in Securities	—	172,099,705	3,508,007	7,809,035	183,416,747
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	63,751	—	—	63,751
Futures Contracts	440,500	—	—	—	440,500
Options Contracts Written	—	(25,982)	—	—	(25,982)
Liability
Forward Foreign Currency Exchange Contracts	—	(24,320)	—	—	(24,320)
Futures Contracts	(175,493)	—	—	—	(175,493)
Options Contracts Written	—	(178,735)	—	—	(178,735)
Swap Contracts	—	(574,852)	—	—	(574,852)
Total	265,007	171,359,567	3,508,007	7,809,035	182,941,616
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2017 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2018 ($)
Asset-Backed Securities — Non-Agency	2,476,000	1,596	—	(251,015)	377,560	—	—	(1,550,000)	1,054,141
Common Stocks	260,400	—	121,909	(21,485)	—	(360,824)	—	—	—
Corporate Bonds & Notes	332,280	—	—	—	—	—	—	(332,280)	—
Residential Mortgage-Backed Securities — Non-Agency	5,033,223	498	—	(2,795)	1,497,098	(3,201,500)	—	(1,339,747)	1,986,777
Senior Loans	600,000	647	12,257	(38,288)	—	(602,599)	495,072	—	467,089
Total	8,701,903	2,741	134,166	(313,583)	1,874,658	(4,164,923)	495,072	(3,222,027)	3,508,007
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2018 was $(278,598), which is comprised of Asset-Backed Securities - Non Agency of $(251,015), Residential Mortgage-Backed Securities — Non-Agency of $(295) and Senior Loans of $(27,288).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
22	Columbia Variable Portfolio – Strategic Income Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 58.0%
	Shares	Value ($)
U.S. Large Cap 58.0%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,833,307	99,731,918
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	8,728,374	199,530,614
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	3,878,483	99,599,452
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,086,296	99,687,369
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	8,976,470	199,546,926
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	3,076,006	99,724,118
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	4,231,461	99,650,901
Total		897,471,298
Total Equity Funds (Cost $751,367,897)		897,471,298

Exchange-Traded Funds 3.9%

iShares Core U.S. Aggregate Bond ETF	156,000	16,461,120
iShares iBoxx $ Investment Grade Corporate Bond ETF	243,300	27,962,469
SPDR S&P 500 ETF Trust	14,500	4,215,440
Vanguard Total Bond Market ETF	144,000	11,332,800
Total Exchange-Traded Funds (Cost $59,833,136)		59,971,829

Fixed-Income Funds 12.6%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,567,369	11,363,427
Investment Grade 11.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,889,579	38,779,098
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,227,445	11,366,144
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	989,219	9,288,763
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,137,520	11,363,822
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	3,536,031	37,588,006
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	3,546,018	36,275,766
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	528,088	5,243,919
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	3,248,071	33,650,018
Total		183,555,536
Total Fixed-Income Funds (Cost $200,850,267)		194,918,963

Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/11/2048	3.500%	35,000,000	34,441,012
Total Residential Mortgage-Backed Securities - Agency (Cost $34,716,992)			34,441,012

Options Purchased Puts 0.8%
Value ($)
(Cost $13,366,889)	11,742,975

Money Market Funds 23.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	364,367,363	364,330,926
Total Money Market Funds (Cost $364,347,123)		364,330,926
Total Investments in Securities (Cost: $1,424,482,304)		1,562,877,003
Other Assets & Liabilities, Net		(16,629,742)
Net Assets		1,546,247,261
At September 30, 2018, securities and/or cash totaling $16,935,440 were pledged as collateral.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	2,715	12/2018	USD	396,254,250	730,593	—
S&P 500 Index	21	12/2018	USD	15,324,750	40,089	—
U.S. Long Bond	58	12/2018	USD	8,212,556	—	(224,869)
U.S. Treasury 10-Year Note	91	12/2018	USD	10,872,961	—	(131,705)
U.S. Treasury 2-Year Note	70	12/2018	USD	14,769,689	—	(36,220)
U.S. Treasury 5-Year Note	186	12/2018	USD	20,982,214	—	(152,913)
U.S. Ultra Bond	50	12/2018	USD	7,756,964	—	(271,199)
Total					770,682	(816,906)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	329,571,138	1,131	2,300.00	12/20/2019	6,184,347	5,106,465
S&P 500 Index	Deutsche Bank	USD	148,612,981	510	2,350.00	12/20/2019	2,608,668	2,567,850
S&P 500 Index	Deutsche Bank	USD	109,565,648	376	2,250.00	12/20/2019	2,151,862	1,517,160
S&P 500 Index	Deutsche Bank	USD	101,989,300	350	2,350.00	06/19/2020	2,422,012	2,551,500
Total							13,366,889	11,742,975
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	242,249,460	269,436,902	(147,318,999)	364,367,363	—	(5,336)	(19,639)	4,060,287	364,330,926
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,314,241	519,319	(253)	1,833,307	—	(416)	9,110,822	—	99,731,918
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	966,572	601,487	(690)	1,567,369	—	(311)	(326,016)	454,607	11,363,427
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,407,690	1,487,638	(5,749)	3,889,579	227,811	(2,225)	(1,117,766)	737,331	38,779,098
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	6,168,457	2,564,816	(4,899)	8,728,374	—	(4,579)	16,070,131	—	199,530,614
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	773,564	455,634	(1,753)	1,227,445	—	(376)	(157,227)	176,109	11,366,144
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	566,982	424,164	(1,927)	989,219	225,904	(977)	(847,189)	255,474	9,288,763
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	2,572,438	1,308,962	(2,917)	3,878,483	—	(6,115)	2,983,230	—	99,599,452
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	706,210	432,936	(1,626)	1,137,520	7,978	(530)	(312,049)	262,780	11,363,822
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	2,169,318	1,369,510	(2,797)	3,536,031	186,606	(909)	(1,338,470)	861,439	37,588,006
2	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	2,187,357	911,480	(12,541)	3,086,296	—	10,561	8,116,445	—	99,687,369
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	6,239,402	2,737,404	(336)	8,976,470	—	(402)	13,768,621	—	199,546,926
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	2,349,719	736,674	(10,387)	3,076,006	—	833	13,560,882	—	99,724,118
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,803,431	1,430,129	(2,099)	4,231,461	—	(3,667)	2,717,099	—	99,650,901
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	2,198,565	1,351,584	(4,131)	3,546,018	53,804	(1,163)	(1,006,475)	622,215	36,275,766
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	335,113	194,014	(1,039)	528,088	—	(156)	(51,160)	52,457	5,243,919
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,978,665	1,272,790	(3,384)	3,248,071	327,897	(1,191)	(1,380,764)	688,913	33,650,018
Total					1,030,000	(16,959)	59,770,475	8,171,612	1,456,721,187

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	897,471,298	897,471,298
Exchange-Traded Funds	59,971,829	—	—	—	59,971,829
Fixed-Income Funds	—	—	—	194,918,963	194,918,963
Residential Mortgage-Backed Securities - Agency	—	34,441,012	—	—	34,441,012
Options Purchased Puts	11,742,975	—	—	—	11,742,975
Money Market Funds	—	—	—	364,330,926	364,330,926
Total Investments in Securities	71,714,804	34,441,012	—	1,456,721,187	1,562,877,003
Investments in Derivatives
Asset
Futures Contracts	770,682	—	—	—	770,682
Liability
Futures Contracts	(816,906)	—	—	—	(816,906)
Total	71,668,580	34,441,012	—	1,456,721,187	1,562,830,779
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.5%
	Shares	Value ($)
U.S. Large Cap 44.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	955,874	51,999,522
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	4,557,390	104,181,941
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	2,019,849	51,869,728
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,609,389	51,983,255
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,688,614	104,227,899
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,605,915	52,063,772
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,204,162	51,908,007
Total		468,234,124
Total Equity Funds (Cost $390,344,795)		468,234,124

Exchange-Traded Funds 5.1%

iShares Core U.S. Aggregate Bond ETF	191,400	20,196,528
iShares iBoxx $ Investment Grade Corporate Bond ETF	127,713	14,678,055
SPDR S&P 500 ETF Trust	7,600	2,209,472
Vanguard Total Bond Market ETF	207,310	16,315,297
Total Exchange-Traded Funds (Cost $54,068,014)		53,399,352

Fixed-Income Funds 25.9%

High Yield 1.5%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,187,427	15,858,848
Investment Grade 24.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	5,439,981	54,236,607
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,721,157	15,937,914
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,391,407	13,065,310
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,595,427	15,938,317
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	4,944,496	52,559,995
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,962,935	50,770,819
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	731,223	7,261,045
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	4,542,655	47,061,905
Total		256,831,912
Total Fixed-Income Funds (Cost $281,609,391)		272,690,760

Residential Mortgage-Backed Securities - Agency 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/11/2048	3.500%	25,500,000	25,092,737
10/11/2048	4.000%	450,000	454,394
Total Residential Mortgage-Backed Securities - Agency (Cost $25,751,174)			25,547,131

Options Purchased Puts 0.6%
Value ($)
(Cost $6,998,520)	6,157,375

Money Market Funds 23.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	241,382,902	241,358,764
Total Money Market Funds (Cost $241,371,039)		241,358,764
Total Investments in Securities (Cost: $1,000,142,933)		1,067,387,506
Other Assets & Liabilities, Net		(16,286,476)
Net Assets		1,051,101,030
At September 30, 2018, securities and/or cash totaling $8,998,187 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	1,489	12/2018	USD	217,319,550	368,419	—
S&P 500 Index	10	12/2018	USD	7,297,500	19,090	—
U.S. Long Bond	83	12/2018	USD	11,752,451	—	(321,795)
U.S. Treasury 10-Year Note	71	12/2018	USD	8,483,299	—	(102,759)
U.S. Treasury 2-Year Note	101	12/2018	USD	21,310,551	—	(52,260)
U.S. Treasury 5-Year Note	129	12/2018	USD	14,552,180	—	(106,052)
U.S. Ultra Bond	50	12/2018	USD	7,756,964	—	(271,199)
Total					387,509	(854,065)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	157,646,318	541	2,300.00	12/20/2019	2,958,206	2,442,615
S&P 500 Index	Deutsche Bank	USD	107,817,260	370	2,350.00	12/20/2019	1,892,563	1,862,950
S&P 500 Index	Deutsche Bank	USD	60,027,988	206	2,250.00	12/20/2019	1,178,946	831,210
S&P 500 Index	Deutsche Bank	USD	40,795,720	140	2,350.00	06/19/2020	968,805	1,020,600
Total							6,998,520	6,157,375
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	161,288,850	159,881,118	(79,787,066)	241,382,902	—	(2,905)	(14,653)	2,813,193	241,358,764
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	722,277	234,568	(971)	955,874	—	(97)	5,046,204	—	51,999,522
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	1,422,600	764,827	—	2,187,427	—	—	(487,388)	675,540	15,858,848
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	3,552,167	1,887,814	—	5,439,981	339,106	—	(1,654,154)	1,097,548	54,236,607
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	3,395,578	1,165,561	(3,749)	4,557,390	—	(2,375)	8,963,353	—	104,181,941
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,144,831	576,326	—	1,721,157	—	—	(235,391)	262,874	15,937,914
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	835,032	556,375	—	1,391,407	337,756	(1)	(1,256,201)	381,967	13,065,310
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	1,413,860	608,313	(2,324)	2,019,849	—	(2,529)	1,703,693	—	51,869,728
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,044,393	551,034	—	1,595,427	11,904	—	(460,473)	392,121	15,938,317
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	3,197,212	1,747,284	—	4,944,496	277,669	—	(1,984,202)	1,281,812	52,559,995
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	1,203,106	410,015	(3,732)	1,609,389	—	4,755	4,520,737	—	51,983,255
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	3,434,449	1,256,870	(2,705)	4,688,614	—	(1,992)	7,683,181	—	104,227,899
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	1,292,128	315,866	(2,079)	1,605,915	—	871	7,501,865	—	52,063,772
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	1,541,406	664,645	(1,889)	2,204,162	—	(1,956)	1,573,914	—	51,908,007
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	3,244,285	1,718,650	—	4,962,935	80,130	—	(1,484,480)	926,665	50,770,819
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	489,684	241,697	(158)	731,223	—	(38)	(75,364)	77,329	7,261,045
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	2,918,256	1,624,399	—	4,542,655	488,010	—	(2,041,562)	1,025,312	47,061,905
Total					1,534,575	(6,267)	27,299,079	8,934,361	982,283,648

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	468,234,124	468,234,124
Exchange-Traded Funds	53,399,352	—	—	—	53,399,352
Fixed-Income Funds	—	—	—	272,690,760	272,690,760
Residential Mortgage-Backed Securities - Agency	—	25,547,131	—	—	25,547,131
Options Purchased Puts	6,157,375	—	—	—	6,157,375
Money Market Funds	—	—	—	241,358,764	241,358,764
Total Investments in Securities	59,556,727	25,547,131	—	982,283,648	1,067,387,506
Investments in Derivatives
Asset
Futures Contracts	387,509	—	—	—	387,509
Liability
Futures Contracts	(854,065)	—	—	—	(854,065)
Total	59,090,171	25,547,131	—	982,283,648	1,066,920,950
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.2%
	Shares	Value ($)
U.S. Large Cap 31.2%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	75,481	4,106,135
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	358,926	8,205,055
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	159,863	4,105,278
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	127,094	4,105,141
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	369,492	8,213,809
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	126,625	4,105,174
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	174,344	4,105,806
Total		36,946,398
Total Equity Funds (Cost $30,381,996)		36,946,398

Exchange-Traded Funds 5.6%

iShares Core U.S. Aggregate Bond ETF	22,610	2,385,807
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,277	1,755,786
SPDR S&P 500 ETF Trust	1,950	566,904
Vanguard Total Bond Market ETF	24,060	1,893,522
Total Exchange-Traded Funds (Cost $6,636,501)		6,602,019

Fixed-Income Funds 39.3%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	373,022	2,704,409
Investment Grade 37.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	928,345	9,255,602
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	294,081	2,723,186
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	236,421	2,219,996
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	272,383	2,721,102
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	842,546	8,956,267
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	847,749	8,672,470
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	125,246	1,243,692
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	775,072	8,029,747
Total		43,822,062
Total Fixed-Income Funds (Cost $48,000,292)		46,526,471

Residential Mortgage-Backed Securities - Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/11/2048	3.500%	2,950,000	2,902,885
10/11/2048	4.000%	500,000	504,883
Total Residential Mortgage-Backed Securities - Agency (Cost $3,434,330)			3,407,768

Options Purchased Puts 0.4%
Value ($)
(Cost $562,296)	491,250

Money Market Funds 22.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	27,175,529	27,172,812
Total Money Market Funds (Cost $27,174,308)		27,172,812
Total Investments in Securities (Cost: $116,189,723)		121,146,718
Other Assets & Liabilities, Net		(2,737,954)
Net Assets		118,408,764
At September 30, 2018, securities and/or cash totaling $662,292 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	120	12/2018	USD	17,514,000	33,082	—
U.S. Long Bond	10	12/2018	USD	1,415,958	—	(38,770)
U.S. Treasury 10-Year Note	7	12/2018	USD	836,382	—	(10,131)
U.S. Treasury 2-Year Note	16	12/2018	USD	3,375,929	—	(8,279)
U.S. Treasury 5-Year Note	25	12/2018	USD	2,820,190	—	(20,553)
U.S. Ultra Bond	10	12/2018	USD	1,551,393	—	(54,240)
Total					33,082	(131,973)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	12,530,114	43	2,300.00	12/20/2019	235,125	194,145
S&P 500 Index	Deutsche Bank	USD	9,616,134	33	2,350.00	12/20/2019	168,796	166,155
S&P 500 Index	Deutsche Bank	USD	5,245,164	18	2,250.00	12/20/2019	103,015	72,630
S&P 500 Index	Deutsche Bank	USD	2,331,184	8	2,350.00	06/19/2020	55,360	58,320
Total							562,296	491,250
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	18,383,590	16,872,520	(8,080,581)	27,175,529	—	(329)	(1,814)	321,976	27,172,812
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	58,354	22,086	(4,959)	75,481	—	(1,475)	413,140	—	4,106,135
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	248,329	137,745	(13,052)	373,022	—	(6,576)	(79,326)	119,044	2,704,409
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	620,618	351,345	(43,618)	928,345	59,421	(20,105)	(267,944)	192,323	9,255,602
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	273,654	106,804	(21,532)	358,926	—	(4,922)	732,761	—	8,205,055
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	200,040	107,045	(13,004)	294,081	—	(3,418)	(37,774)	46,172	2,723,186
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	146,151	103,913	(13,643)	236,421	59,044	(9,106)	(210,487)	66,772	2,219,996
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	114,221	54,694	(9,052)	159,863	—	(7,333)	144,995	—	4,105,278
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	182,642	103,782	(14,041)	272,383	2,085	(5,374)	(74,340)	68,689	2,721,102
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	558,249	317,185	(32,888)	842,546	48,612	(13,096)	(333,816)	224,411	8,956,267
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	97,166	42,877	(12,949)	127,094	—	(3,121)	368,405	—	4,105,141
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	276,985	113,359	(20,852)	369,492	—	(6,373)	629,102	—	8,213,809
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	104,345	36,848	(14,568)	126,625	—	3,501	610,271	—	4,105,174
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	124,518	56,243	(6,417)	174,344	—	(4,750)	131,769	—	4,105,806
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	567,718	318,484	(38,453)	847,749	14,057	(12,411)	(246,143)	162,567	8,672,470
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	85,806	45,404	(5,964)	125,246	—	(880)	(12,276)	13,612	1,243,692
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	509,987	298,754	(33,669)	775,072	85,517	(14,659)	(341,472)	179,672	8,029,747
Total					268,736	(110,427)	1,425,051	1,395,238	110,645,681

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	36,946,398	36,946,398
Exchange-Traded Funds	6,602,019	—	—	—	6,602,019
Fixed-Income Funds	—	—	—	46,526,471	46,526,471
Residential Mortgage-Backed Securities - Agency	—	3,407,768	—	—	3,407,768
Options Purchased Puts	491,250	—	—	—	491,250
Money Market Funds	—	—	—	27,172,812	27,172,812
Total Investments in Securities	7,093,269	3,407,768	—	110,645,681	121,146,718
Investments in Derivatives
Asset
Futures Contracts	33,082	—	—	—	33,082
Liability
Futures Contracts	(131,973)	—	—	—	(131,973)
Total	6,994,378	3,407,768	—	110,645,681	121,047,827
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 39.6%
Issuer	Shares	Value ($)
Consumer Discretionary 5.2%
Auto Components 0.5%
Gentex Corp.(a)	62,069	1,332,001
Diversified Consumer Services 0.1%
H&R Block, Inc.(a)	12,413	319,635
Hotels, Restaurants & Leisure 1.4%
Extended Stay America, Inc.(a)	67,761	1,370,805
International Game Technology PLC(a)	51,658	1,020,246
Marriott International, Inc., Class A(a)	10,714	1,414,569
Total		3,805,620
Media —%
John Wiley & Sons, Inc., Class A(a)	543	32,906
Multiline Retail 0.5%
Kohl’s Corp.(a)	18,043	1,345,105
Specialty Retail 2.3%
Advance Auto Parts, Inc.	730	122,881
Best Buy Co., Inc.(a)	17,243	1,368,404
Dick’s Sporting Goods, Inc.(a)	36,522	1,295,801
Foot Locker, Inc.(a)	28,049	1,429,938
Signet Jewelers Ltd.(a)	7,934	523,089
Urban Outfitters, Inc.(b)	33,497	1,370,027
Total		6,110,140
Textiles, Apparel & Luxury Goods 0.4%
Columbia Sportswear Co.(a)	3,770	350,874
Ralph Lauren Corp.(a)	4,397	604,807
Total		955,681
Total Consumer Discretionary		13,901,088
Consumer Staples 2.6%
Food & Staples Retailing 0.6%
Walgreens Boots Alliance, Inc.(a)	20,052	1,461,791
Walmart, Inc.(a)	2,544	238,907
Total		1,700,698
Food Products 1.0%
Ingredion, Inc.(a)	12,956	1,359,862
Tyson Foods, Inc., Class A(a)	22,180	1,320,375
Total		2,680,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.1%
Energizer Holdings, Inc.(a)	2,717	159,352
Personal Products 0.5%
Herbalife Nutrition Ltd.(b)	24,126	1,316,074
Tobacco 0.4%
Philip Morris International, Inc.(a)	14,965	1,220,246
Total Consumer Staples		7,076,607
Energy 2.6%
Energy Equipment & Services 0.2%
National Oilwell Varco, Inc.	10,725	462,033
Oil, Gas & Consumable Fuels 2.4%
ConocoPhillips (a)	18,546	1,435,460
Marathon Petroleum Corp.(a)	5,105	408,247
Murphy Oil Corp.(a)	45,121	1,504,334
Newfield Exploration Co.(a),(b)	24,883	717,377
PBF Energy, Inc., Class A(a)	26,654	1,330,301
Valero Energy Corp.(a)	5,003	569,091
Whiting Petroleum Corp.(b)	11,591	614,787
Total		6,579,597
Total Energy		7,041,630
Financials 6.2%
Banks 1.8%
CIT Group, Inc.(a)	8,294	428,053
Citizens Financial Group, Inc.(a)	14,232	548,928
Comerica, Inc.(a)	3,135	282,777
Fifth Third Bancorp(a)	7,468	208,507
Popular, Inc.(a)	26,855	1,376,319
Regions Financial Corp.	30,955	568,024
Synovus Financial Corp.	28,528	1,306,297
Total		4,718,905
Capital Markets 0.7%
Lazard Ltd., Class A(a)	28,181	1,356,352
LPL Financial Holdings, Inc.(a)	1,222	78,831
S&P Global, Inc.(a)	2,805	548,069
Total		1,983,252
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.8%
Capital One Financial Corp.(a)	9,249	878,007
Navient Corp.(a)	99,845	1,345,911
Total		2,223,918
Diversified Financial Services 0.5%
Voya Financial, Inc.	27,085	1,345,312
Insurance 2.4%
Allstate Corp. (The)(a)	13,431	1,325,640
Athene Holding Ltd., Class A(b)	14,211	734,140
CNA Financial Corp.(a)	5,030	229,620
MetLife, Inc.(a)	29,393	1,373,241
Prudential Financial, Inc.(a)	13,731	1,391,225
Unum Group(a)	36,587	1,429,454
Total		6,483,320
Total Financials		16,754,707
Health Care 4.3%
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	1,434	105,198
Baxter International, Inc.(a)	7,882	607,624
Dentsply Sirona, Inc.(a)	21,381	806,919
ICU Medical, Inc.(b)	317	89,632
STERIS PLC(a)	5,198	594,651
Total		2,204,024
Health Care Providers & Services 2.0%
Cardinal Health, Inc.(a)	21,476	1,159,704
Humana, Inc.(a)	3,877	1,312,442
Premier, Inc.(a),(b)	30,900	1,414,602
WellCare Health Plans, Inc.(a),(b)	4,368	1,399,900
Total		5,286,648
Life Sciences Tools & Services 0.5%
Bruker Corp.(a)	39,329	1,315,555
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co.(a)	14,992	930,703
Eli Lilly & Co.(a)	12,960	1,390,738
Perrigo Co. PLC(a)	6,283	444,836
Total		2,766,277
Total Health Care		11,572,504
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.7%
Aerospace & Defense 1.1%
Boeing Co. (The)(a)	3,916	1,456,360
General Dynamics Corp.(a)	982	201,035
Raytheon Co.(a)	6,836	1,412,728
Total		3,070,123
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.(a)	14,111	1,381,749
Expeditors International of Washington, Inc.(a)	1,851	136,104
Total		1,517,853
Airlines 1.4%
Copa Holdings SA, Class A(a)	17,687	1,412,130
Delta Air Lines, Inc.(a)	23,512	1,359,699
Southwest Airlines Co.	13,710	856,190
Total		3,628,019
Commercial Services & Supplies 0.4%
ADT, Inc.(a)	115,170	1,081,446
Electrical Equipment 0.2%
Acuity Brands, Inc.	4,074	640,433
Machinery 1.5%
Allison Transmission Holdings, Inc.	27,042	1,406,454
Snap-On, Inc.(a)	7,608	1,396,829
Terex Corp.(a)	30,759	1,227,592
Total		4,030,875
Trading Companies & Distributors 0.5%
MSC Industrial Direct Co., Inc., Class A(a)	15,702	1,383,503
Total Industrials		15,352,252
Information Technology 6.4%
Communications Equipment 1.2%
Arista Networks, Inc.(a),(b)	4,678	1,243,693
F5 Networks, Inc.(a),(b)	2,881	574,529
Ubiquiti Networks, Inc.(a)	15,104	1,493,182
Total		3,311,404
Internet Software & Services 0.7%
LogMeIn, Inc.(a)	7,307	651,053
VeriSign, Inc.(a),(b)	8,515	1,363,422
Total		2,014,475

2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.9%
MasterCard, Inc., Class A(a)	6,254	1,392,203
Paychex, Inc.(a)	11,779	867,523
Visa, Inc., Class A(a)	1,666	250,050
Total		2,509,776
Semiconductors & Semiconductor Equipment 1.2%
Cypress Semiconductor Corp.(a)	29,420	426,296
Qorvo, Inc.(a),(b)	16,890	1,298,672
QUALCOMM, Inc.(a)	19,376	1,395,653
Total		3,120,621
Software 1.8%
Adobe Systems, Inc.(a),(b)	5,084	1,372,426
Aspen Technology, Inc.(a),(b)	11,689	1,331,494
Fortinet, Inc.(a),(b)	15,752	1,453,437
VMware, Inc., Class A(a),(b)	4,256	664,191
Total		4,821,548
Technology Hardware, Storage & Peripherals 0.6%
HP, Inc.(a)	6,431	165,727
NetApp, Inc.(a)	15,547	1,335,332
Total		1,501,059
Total Information Technology		17,278,883
Materials 4.2%
Chemicals 2.4%
Cabot Corp.(a)	21,117	1,324,458
Eastman Chemical Co.(a)	12,793	1,224,546
Huntsman Corp.(a)	47,795	1,301,458
LyondellBasell Industries NV, Class A(a)	12,811	1,313,256
Westlake Chemical Corp.(a)	15,532	1,290,864
Total		6,454,582
Containers & Packaging 0.4%
Avery Dennison Corp.(a)	5,877	636,773
Packaging Corp. of America(a)	2,731	299,563
Total		936,336
Metals & Mining 0.9%
Steel Dynamics, Inc.(a)	20,837	941,624
United States Steel Corp.(a)	46,276	1,410,493
Total		2,352,117
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.5%
Domtar Corp.(a)	26,534	1,384,279
Total Materials		11,127,314
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 1.9%
Hospitality Properties Trust(a)	31,139	898,049
Host Hotels & Resorts, Inc.(a)	63,897	1,348,227
Park Hotels & Resorts, Inc.(a)	40,976	1,344,832
Rayonier, Inc.	39,600	1,338,876
Spirit Realty Capital, Inc.	32,516	262,079
Total		5,192,063
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.(a)	9,414	1,358,628
Total Real Estate		6,550,691
Total Common Stocks (Cost $102,559,038)		106,655,676

Exchange-Traded Funds 5.7%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN(b)	319,174	7,583,574
Vanguard REIT ETF	94,768	7,645,883
Total Exchange-Traded Funds (Cost $15,185,245)		15,229,457

Foreign Government Obligations(c) 3.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.1%
Republic of Austria Government Bond(d)
03/15/2037	4.150%	EUR	166,000	289,258
Belgium 0.2%
Kingdom of Belgium Government Bond(d)
03/28/2041	4.250%	EUR	308,000	542,889
France 0.3%
French Republic Government Bond OAT(d)
05/25/2045	3.250%	EUR	305,000	484,876
05/25/2048	2.000%	EUR	205,000	257,028
Total				741,904

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Foreign Government Obligations(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy 0.6%
Italy Buoni Poliennali Del Tesoro(d)
09/01/2028	4.750%	EUR	672,000	893,643
09/01/2046	3.250%	EUR	313,000	342,665
03/01/2047	2.700%	EUR	394,000	391,041
Total				1,627,349
Japan 0.3%
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	101,900,000	852,979
New Zealand 0.2%
New Zealand Government Bond(d)
04/14/2033	3.500%	NZD	712,000	511,607
Norway 0.3%
Norway Government Bond(d)
02/17/2027	1.750%	NOK	6,303,000	766,978
South Africa 0.5%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	15,820,000	1,215,128
Spain 0.9%
Spain Government Bond(d)
10/31/2024	2.750%	EUR	1,357,000	1,758,282
07/30/2040	4.900%	EUR	398,000	671,324
Total				2,429,606
United Kingdom 0.4%
United Kingdom Gilt(d)
06/07/2032	4.250%	GBP	700,000	1,193,239
Total Foreign Government Obligations (Cost $10,096,545)				10,170,937

Inflation-Indexed Bonds(c) 6.8%

Australia 0.1%
Australia Government Bond(d)
08/21/2035	2.000%	AUD	296,174	247,401
France 0.7%
France Government Bond OAT(d)
07/25/2032	3.150%	EUR	310,153	551,408
French Republic Government Bond OAT(d)
07/25/2024	0.250%	EUR	663,821	841,213
07/25/2040	1.800%	EUR	209,292	357,695
Total				1,750,316
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	208,652	283,249
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2023	0.100%	EUR	397,638	495,623
04/15/2046	0.100%	EUR	81,768	115,747
Total				894,619
Italy 0.4%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2026	3.100%	EUR	546,305	702,106
09/15/2041	2.550%	EUR	289,412	355,122
Total				1,057,228
Japan 0.4%
Japanese Government CPI-Linked Bond
03/10/2025	0.100%	JPY	28,352,900	259,401
03/10/2026	0.100%	JPY	24,506,307	224,855
03/10/2027	0.100%	JPY	75,553,074	694,560
Total				1,178,816
New Zealand 0.3%
New Zealand Government Inflation-Linked Bond(d)
09/20/2025	2.000%	NZD	1,316,244	925,607
Spain 0.2%
Spain Government Inflation-Linked Bond(d)
11/30/2024	1.800%	EUR	348,407	466,394
11/30/2030	1.000%	EUR	161,869	203,896
Total				670,290
United Kingdom 2.3%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	297,459	433,824
03/22/2029	0.125%	GBP	624,057	977,363
03/22/2034	0.750%	GBP	534,907	982,438
11/22/2037	1.125%	GBP	334,267	698,090
03/22/2044	0.125%	GBP	333,477	654,145
03/22/2052	0.250%	GBP	594,666	1,361,757
11/22/2056	0.125%	GBP	219,062	521,170
11/22/2065	0.125%	GBP	179,542	499,464
Total				6,128,251
United States 2.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%		864,014	842,830
01/15/2024	0.625%		918,025	905,893
01/15/2025	0.250%		752,227	722,092
07/15/2027	0.375%		1,039,472	993,020
01/15/2028	0.500%		984,871	945,468
02/15/2042	0.750%		390,341	366,905
02/15/2043	0.625%		340,887	310,233

4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Inflation-Indexed Bonds(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.750%	285,735	266,107
02/15/2048	1.000%	234,022	231,366
Total			5,583,914
Total Inflation-Indexed Bonds (Cost $18,548,663)			18,436,442

Residential Mortgage-Backed Securities - Agency 1.9%

Federal National Mortgage Association(e)
10/16/2033	2.500%	725,000	699,465
10/11/2048	3.000%	825,000	789,340
10/11/2048	3.500%	1,050,000	1,033,230
10/11/2048	4.000%	725,000	732,080
10/11/2048	4.500%	300,000	309,459
10/11/2048	5.000%	150,000	157,454
Government National Mortgage Association(e)
10/18/2048	3.500%	1,475,000	1,465,332
Total Residential Mortgage-Backed Securities - Agency (Cost $5,213,866)			5,186,360

U.S. Treasury Obligations 3.5%

U.S. Treasury
11/30/2024	2.125%	200	190
11/15/2027	2.250%	3,352,600	3,138,144
02/15/2028	2.750%	3,201,400	3,121,591
05/15/2028	2.875%	3,112,900	3,066,154
Total U.S. Treasury Obligations (Cost $9,454,048)			9,326,079

Money Market Funds 58.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(f),(g)	157,624,337	157,608,575
Total Money Market Funds (Cost $157,613,847)		157,608,575
Total Investments in Securities (Cost $318,671,252)		322,613,526

Investments in securities sold short

Common Stocks (39.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (5.2)%
Distributors (0.6)%
LKQ Corp.(b)	(29,470)	(933,315)
Pool Corp.	(4,590)	(765,979)
Total		(1,699,294)

Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services (0.3)%
Grand Canyon Education, Inc.(b)	(7,943)	(895,970)
Hotels, Restaurants & Leisure (1.3)%
Caesars Entertainment Corp.(b)	(95,871)	(982,678)
Hilton Grand Vacations, Inc.(b)	(28,946)	(958,113)
McDonald’s Corp.	(2,818)	(471,423)
Starbucks Corp.	(17,186)	(976,852)
Total		(3,389,066)
Household Durables (0.1)%
Leggett & Platt, Inc.	(8,985)	(393,453)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc.(b)	(457)	(170,977)
Leisure Products (0.4)%
Mattel, Inc.	(60,998)	(957,669)
Multiline Retail (0.4)%
Dollar Tree, Inc.(b)	(11,867)	(967,754)
Specialty Retail (1.2)%
AutoNation, Inc.(b)	(21,961)	(912,480)
CarMax, Inc.(b)	(12,037)	(898,803)
L Brands, Inc.	(35,418)	(1,073,165)
Penske Automotive Group, Inc.	(7,879)	(373,386)
Total		(3,257,834)
Textiles, Apparel & Luxury Goods (0.8)%
PVH Corp.	(6,957)	(1,004,591)
Skechers U.S.A., Inc., Class A(b)	(8,331)	(232,685)
Under Armour, Inc., Class C(b)	(49,152)	(956,498)
Total		(2,193,774)
Total Consumer Discretionary		(13,925,791)
Consumer Staples (2.6)%
Beverages (0.4)%
Brown-Forman Corp., Class B	(17,993)	(909,546)
Constellation Brands, Inc., Class A	(1,357)	(292,597)
Total		(1,202,143)
Food & Staples Retailing (0.4)%
Casey’s General Stores, Inc.	(8,237)	(1,063,479)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products (1.1)%
Hain Celestial Group, Inc. (The)(b)	(35,801)	(970,923)
Kraft Heinz Co. (The)	(16,751)	(923,148)
McCormick & Co., Inc.	(7,518)	(990,496)
Total		(2,884,567)
Personal Products (0.7)%
Coty, Inc., Class A	(78,831)	(990,118)
Estee Lauder Companies, Inc. (The), Class A	(5,198)	(755,373)
Total		(1,745,491)
Total Consumer Staples		(6,895,680)
Energy (2.7)%
Energy Equipment & Services (0.2)%
Weatherford International PLC(b)	(219,843)	(595,775)
Oil, Gas & Consumable Fuels (2.5)%
Cheniere Energy, Inc.(b)	(14,132)	(982,033)
Concho Resources, Inc.(b)	(1,297)	(198,117)
Diamondback Energy, Inc.	(3,038)	(410,707)
Hess Corp.	(10,518)	(752,878)
ONEOK, Inc.	(5,718)	(387,623)
Parsley Energy, Inc.(b)	(34,959)	(1,022,551)
SM Energy Co.	(31,722)	(1,000,195)
Williams Companies, Inc. (The)	(34,475)	(937,375)
WPX Energy, Inc.(b)	(51,583)	(1,037,850)
Total		(6,729,329)
Total Energy		(7,325,104)
Financials (6.3)%
Banks (2.1)%
Bank of Hawaii Corp.	(11,374)	(897,522)
First Horizon National Corp.	(51,415)	(887,423)
First Republic Bank	(9,254)	(888,384)
Pinnacle Financial Partners, Inc.	(6,317)	(379,968)
Prosperity Bancshares, Inc.	(13,042)	(904,463)
U.S. Bancorp	(17,499)	(924,122)
Wells Fargo & Co.	(16,142)	(848,423)
Total		(5,730,305)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (0.5)%
BGC Partners, Inc., Class A	(81,226)	(960,091)
Virtu Financial, Inc., Class A	(14,580)	(298,161)
Total		(1,258,252)
Consumer Finance (0.6)%
American Express Co.	(8,869)	(944,460)
Credit Acceptance Corp.(b)	(1,698)	(743,843)
Total		(1,688,303)
Insurance (2.7)%
Alleghany Corp.	(654)	(426,755)
American International Group, Inc.	(15,204)	(809,461)
Arch Capital Group Ltd.(b)	(31,027)	(924,915)
Assurant, Inc.	(9,291)	(1,002,963)
Chubb Ltd.	(6,969)	(931,337)
Markel Corp.(b)	(791)	(940,096)
RenaissanceRe Holdings Ltd.	(3,191)	(426,254)
White Mountains Insurance Group Ltd.	(1,029)	(963,010)
Willis Towers Watson PLC	(6,426)	(905,680)
Total		(7,330,471)
Thrifts & Mortgage Finance (0.4)%
New York Community Bancorp, Inc.	(7,657)	(79,403)
TFS Financial Corp.	(59,184)	(888,352)
Total		(967,755)
Total Financials		(16,975,086)
Health Care (4.3)%
Health Care Equipment & Supplies (1.2)%
ABIOMED, Inc.(b)	(2,307)	(1,037,573)
Dexcom, Inc.(b)	(1,736)	(248,317)
Insulet Corp.(b)	(9,135)	(967,853)
Penumbra, Inc.(b)	(6,038)	(903,889)
Total		(3,157,632)
Health Care Providers & Services (1.5)%
Acadia Healthcare Co., Inc.(b)	(6,195)	(218,064)
Aetna, Inc.	(1,507)	(305,695)
Anthem, Inc.	(3,599)	(986,306)
Chemed Corp.	(2,977)	(951,390)
DaVita, Inc.(b)	(1,476)	(105,726)

6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Henry Schein, Inc.(b)	(5,109)	(434,418)
Mednax, Inc.(b)	(19,720)	(920,135)
Total		(3,921,734)
Health Care Technology (0.4)%
athenahealth, Inc.(b)	(825)	(110,220)
Cerner Corp.(b)	(14,697)	(946,634)
Total		(1,056,854)
Life Sciences Tools & Services (0.7)%
Bio-Rad Laboratories, Inc., Class A(b)	(3,028)	(947,734)
Bio-Techne Corp.	(4,967)	(1,013,814)
Total		(1,961,548)
Pharmaceuticals (0.5)%
Catalent, Inc.(b)	(22,854)	(1,041,000)
Zoetis, Inc.	(4,618)	(422,824)
Total		(1,463,824)
Total Health Care		(11,561,592)
Industrials (5.7)%
Aerospace & Defense (0.7)%
BWX Technologies, Inc.	(15,554)	(972,747)
United Technologies Corp.	(7,196)	(1,006,073)
Total		(1,978,820)
Air Freight & Logistics (0.4)%
Fedex Corp.	(3,933)	(947,027)
Airlines (0.9)%
Alaska Air Group, Inc.	(13,984)	(962,938)
American Airlines Group, Inc.	(23,280)	(962,163)
Spirit Airlines, Inc.(b)	(9,260)	(434,942)
Total		(2,360,043)
Commercial Services & Supplies (0.3)%
Copart, Inc.(b)	(18,241)	(939,959)
Construction & Engineering (0.4)%
Fluor Corp.	(16,784)	(975,150)
Machinery (2.0)%
Caterpillar, Inc.	(1,267)	(193,205)
Colfax Corp.(b)	(26,721)	(963,559)
Deere & Co.	(6,698)	(1,006,910)
Donaldson Co., Inc.	(15,964)	(930,063)

Common Stocks (continued)
Issuer	Shares	Value ($)
Trinity Industries, Inc.	(11,125)	(407,620)
Wabtec Corp.	(8,662)	(908,471)
Welbilt, Inc.(b)	(43,398)	(906,150)
Total		(5,315,978)
Road & Rail (0.7)%
AMERCO	(2,687)	(958,318)
Ryder System, Inc.	(12,925)	(944,430)
Total		(1,902,748)
Trading Companies & Distributors (0.3)%
Air Lease Corp.	(20,615)	(945,816)
Total Industrials		(15,365,541)
Information Technology (6.3)%
Communications Equipment (0.7)%
ARRIS International PLC(b)	(35,652)	(926,595)
EchoStar Corp., Class A(b)	(20,206)	(936,952)
Total		(1,863,547)
Electronic Equipment, Instruments & Components (0.5)%
Arrow Electronics, Inc.(b)	(12,329)	(908,894)
Avnet, Inc.	(6,500)	(291,005)
Total		(1,199,899)
Internet Software & Services (0.6)%
2U, Inc.(b)	(10,542)	(792,653)
Twilio, Inc.(b)	(10,896)	(940,107)
Total		(1,732,760)
IT Services (1.4)%
Euronet Worldwide, Inc.(b)	(9,693)	(971,432)
Gartner, Inc.(b)	(2,845)	(450,933)
PayPal Holdings, Inc.(b)	(10,198)	(895,792)
Square, Inc., Class A(b)	(10,401)	(1,029,803)
Teradata Corp.(b)	(2,057)	(77,570)
Wex, Inc.(b)	(2,095)	(420,592)
Total		(3,846,122)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc.(b)	(32,976)	(1,018,629)
Monolithic Power Systems, Inc.	(6,270)	(787,073)
Universal Display Corp.	(1,381)	(162,820)
Versum Materials, Inc.	(25,825)	(929,958)
Total		(2,898,480)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Software (1.3)%
Autodesk, Inc.(b)	(6,180)	(964,760)
FireEye, Inc.(b)	(57,768)	(982,056)
Nuance Communications, Inc.(b)	(57,523)	(996,298)
PTC, Inc.(b)	(5,510)	(585,107)
Total		(3,528,221)
Technology Hardware, Storage & Peripherals (0.7)%
Hewlett Packard Enterprise Co.	(56,785)	(926,163)
Xerox Corp.	(34,426)	(928,814)
Total		(1,854,977)
Total Information Technology		(16,924,006)
Materials (4.1)%
Chemicals (2.5)%
Albemarle Corp.	(9,828)	(980,638)
Ashland Global Holdings, Inc.	(11,322)	(949,463)
Ecolab, Inc.	(6,301)	(987,871)
FMC Corp.	(9,498)	(828,036)
Platform Specialty Products Corp.(b)	(72,177)	(900,047)
RPM International, Inc.	(14,051)	(912,472)
Scotts Miracle-Gro Co. (The), Class A	(12,706)	(1,000,343)
WR Grace & Co.	(1,204)	(86,038)
Total		(6,644,908)
Construction Materials (0.4)%
Martin Marietta Materials, Inc.	(519)	(94,432)
Vulcan Materials Co.	(8,575)	(953,540)
Total		(1,047,972)
Containers & Packaging (0.9)%
Ball Corp.	(22,915)	(1,008,031)
Crown Holdings, Inc.(b)	(22,647)	(1,087,056)
Sealed Air Corp.	(9,288)	(372,913)
Total		(2,468,000)

Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining (0.3)%
Royal Gold, Inc.	(12,723)	(980,434)
Total Materials		(11,141,314)
Real Estate (2.4)%
Equity Real Estate Investment Trusts (REITS) (2.4)%
American Campus Communities, Inc.	(22,848)	(940,424)
Crown Castle International Corp.	(8,352)	(929,828)
Equinix, Inc.	(2,216)	(959,284)
Federal Realty Investment Trust	(7,342)	(928,543)
Healthcare Trust of America, Inc., Class A	(14,487)	(386,368)
Macerich Co. (The)	(16,538)	(914,386)
Realty Income Corp.	(6,818)	(387,876)
Welltower, Inc.	(14,331)	(921,770)
Total		(6,368,479)
Total Real Estate		(6,368,479)
Total Common Stocks (Proceeds $103,399,932)		(106,482,593)
Total Investments in Securities Sold Short (Proceeds $103,399,932)		(106,482,593)
Total Investments in Securities, Net of Securities Sold Short		216,130,933
Other Assets & Liabilities, Net		52,928,470
Net Assets		269,059,403

At September 30, 2018, securities and/or cash totaling $143,726,379 were pledged as collateral.
8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,182,000 GBP	12,086,983 USD	Citi	10/24/2018	107,111	—
7,896 USD	6,000 GBP	Citi	10/24/2018	—	(67)
495,000 AUD	359,690 USD	Credit Suisse	10/24/2018	1,821	—
30,197,971 USD	41,979,000 AUD	Credit Suisse	10/24/2018	151,469	—
4,100,000 AUD	2,949,540 USD	HSBC	10/05/2018	—	(14,210)
4,000,000 CAD	3,035,063 USD	HSBC	10/05/2018	—	(61,963)
5,200,000 EUR	6,058,728 USD	HSBC	10/05/2018	19,805	—
1,300,000 GBP	1,679,470 USD	HSBC	10/05/2018	—	(15,183)
267,000,000 JPY	2,416,412 USD	HSBC	10/05/2018	65,948	—
22,600,000 NOK	2,693,921 USD	HSBC	10/05/2018	—	(83,265)
3,700,000 NZD	2,438,189 USD	HSBC	10/05/2018	—	(14,400)
22,600,000 SEK	2,499,406 USD	HSBC	10/05/2018	—	(44,162)
8,000,000 SGD	5,817,674 USD	HSBC	10/05/2018	—	(34,754)
2,213,699 USD	1,900,000 EUR	HSBC	10/05/2018	—	(7,170)
1,678,456 USD	1,300,000 GBP	HSBC	10/05/2018	16,197	—
2,398,211 USD	267,000,000 JPY	HSBC	10/05/2018	—	(47,746)
98,713,000 NOK	12,138,558 USD	HSBC	10/24/2018	—	(1,293)
18,139,088 USD	2,038,019,000 JPY	HSBC	10/24/2018	—	(172,489)
12,087,217 USD	98,713,000 NOK	HSBC	10/24/2018	52,634	—
2,712,000 CAD	2,083,373 USD	HSBC	10/26/2018	—	(17,412)
1,627,000 CHF	1,704,254 USD	HSBC	10/26/2018	42,759	—
622,000 EUR	728,993 USD	HSBC	10/26/2018	5,422	—
270,000 GBP	353,703 USD	HSBC	10/26/2018	1,398	—
412,327,000 JPY	3,680,024 USD	HSBC	10/26/2018	44,524	—
238,449,000 JPY	2,100,417 USD	HSBC	10/26/2018	—	(1,995)
12,345,000 NOK	1,514,397 USD	HSBC	10/26/2018	—	(3,933)
2,194,000 NZD	1,444,196 USD	HSBC	10/26/2018	—	(10,307)
12,083,000 SEK	1,357,662 USD	HSBC	10/26/2018	—	(4,648)
197,000 SGD	143,981 USD	HSBC	10/26/2018	—	(206)
9,989,000 TRY	1,557,113 USD	HSBC	10/26/2018	—	(71,970)
2,003,905 USD	2,792,000 AUD	HSBC	10/26/2018	14,649	—
6,189,057 USD	5,941,000 CHF	HSBC	10/26/2018	—	(122,100)
628,860 USD	478,000 GBP	HSBC	10/26/2018	—	(5,150)
683,262 USD	77,212,000 JPY	HSBC	10/26/2018	—	(2,481)
1,038,843 USD	19,701,000 MXN	HSBC	10/26/2018	9,444	—
1,056,150 USD	9,258,000 SEK	HSBC	10/26/2018	—	(12,348)
9,396,000 NZD	6,259,859 USD	Morgan Stanley	10/24/2018	30,894	—
18,116,862 USD	27,500,000 NZD	Morgan Stanley	10/24/2018	113,931	—
1,547,000 AUD	1,116,499 USD	Morgan Stanley	10/26/2018	—	(1,947)
263,000 CHF	273,566 USD	Morgan Stanley	10/26/2018	4,990	—
666,000 CHF	679,748 USD	Morgan Stanley	10/26/2018	—	(372)
364,000 DKK	57,070 USD	Morgan Stanley	10/26/2018	280	—
883,000 DKK	137,672 USD	Morgan Stanley	10/26/2018	—	(90)
16,313,000 EUR	19,078,709 USD	Morgan Stanley	10/26/2018	101,830	—
2,427,000 EUR	2,821,770 USD	Morgan Stanley	10/26/2018	—	(1,554)
6,390,000 GBP	8,409,030 USD	Morgan Stanley	10/26/2018	71,153	—
1,122,000 GBP	1,464,018 USD	Morgan Stanley	10/26/2018	—	(4)
16,790,000 TRY	2,607,426 USD	Morgan Stanley	10/26/2018	—	(130,815)
358,581 USD	499,000 AUD	Morgan Stanley	10/26/2018	2,185	—
61,483 USD	80,000 CAD	Morgan Stanley	10/26/2018	487	—
4,449,714 USD	3,826,000 EUR	Morgan Stanley	10/26/2018	1,063	—
730,461 USD	622,000 EUR	Morgan Stanley	10/26/2018	—	(6,889)
501,935 USD	7,542,570,000 IDR	Morgan Stanley	10/26/2018	2,347	—
532,479 USD	7,941,927,000 IDR	Morgan Stanley	10/26/2018	—	(1,498)
878,201 USD	7,166,000 NOK	Morgan Stanley	10/26/2018	3,156	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
345,529 USD	2,809,000 NOK	Morgan Stanley	10/26/2018	—	(46)
1,014,749 USD	14,979,000 ZAR	Morgan Stanley	10/26/2018	41,023	—
17,318,000 ZAR	1,157,350 USD	Morgan Stanley	10/26/2018	—	(63,282)
28,932,000 CHF	30,180,488 USD	UBS	10/24/2018	640,512	—
25,822,000 EUR	30,261,602 USD	UBS	10/24/2018	227,759	—
12,393,278 USD	10,486,000 EUR	UBS	10/24/2018	—	(196,899)
Total				1,774,791	(1,152,648)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	69	12/2018	JPY	1,039,450,285	—	(3,784)
Australian 10-Year Bond	66	12/2018	AUD	8,504,301	—	(41,090)
Euro CHF 3-Month ICE	77	03/2019	CHF	19,390,525	137	—
Euro-BTP	6	12/2018	EUR	754,107	9,166	—
Euro-Bund	70	12/2018	EUR	11,154,877	—	(101,186)
Euro-Buxl 30-Year	1	12/2018	EUR	176,124	—	(246)
Euro-OAT	5	12/2018	EUR	776,265	—	(8,241)
Long Gilt	14	12/2018	GBP	1,724,427	—	(29,463)
MSCI EAFE Index	117	12/2018	USD	11,556,675	38,471	—
MSCI Emerging Markets Index	18	12/2018	USD	944,730	—	(91)
OMXS30 Index	100	10/2018	SEK	16,600,000	27,631	—
S&P 500 E-mini	239	12/2018	USD	34,882,050	90,825	—
S&P 500 E-mini	90	12/2018	USD	13,135,500	34,202	—
S&P 500 E-mini	89	12/2018	USD	12,989,550	—	(583)
SPI 200 Index	20	12/2018	AUD	3,097,000	2,131	—
TOPIX Index	65	12/2018	JPY	1,181,375,000	772,848	—
TOPIX Index	14	12/2018	JPY	254,450,000	169,343	—
U.S. Long Bond	5	12/2018	USD	707,979	—	(14,541)
U.S. Treasury 10-Year Note	47	12/2018	USD	5,615,705	—	(63,250)
U.S. Treasury Ultra 10-Year Note	35	12/2018	USD	4,463,063	—	(60,914)
Total					1,144,754	(323,389)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	(98)	12/2018	JPY	(1,476,320,694)	10,951	—
3-Month Euroyen	(85)	03/2019	JPY	(2,122,981,250)	—	(2,747)
Canadian Government 10-Year Bond	(15)	12/2018	CAD	(1,996,892)	23,453	—
FTSE 100 Index	(73)	12/2018	GBP	(5,465,145)	—	(221,767)
MSCI Emerging Markets Index	(303)	12/2018	USD	(15,902,955)	—	(440,115)
S&P/TSX 60 Index	(7)	12/2018	CAD	(1,330,420)	—	(2,976)
S&P/TSX 60 Index	(73)	12/2018	CAD	(13,874,380)	—	(45,456)
SPI 200 Index	(16)	12/2018	AUD	(2,477,600)	—	(2,061)
Total					34,404	(715,122)

10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.044%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/08/2027	USD	21,339,000	1,822,600	—	—	1,822,600	—
Fixed rate of 0.210%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/08/2027	JPY	259,538,000	(22,247)	—	—	—	(22,247)
Fixed rate of 0.770%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	09/08/2027	EUR	16,967,000	(180,974)	—	—	—	(180,974)
Fixed rate of 0.769%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	12/05/2027	EUR	4,123,000	(25,487)	—	—	—	(25,487)
Fixed rate of 0.285%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	12/06/2027	JPY	227,882,000	(6,947)	—	—	—	(6,947)
6-Month GBP LIBOR	Fixed rate of 1.322%	Receives Semi annually, Pays Semi annually	Morgan Stanley	01/02/2028	GBP	9,508,000	313,149	—	—	313,149	—
Fixed rate of 1.065%	6-Month EURIBOR	Receives Annually, Pays Semi annually	Morgan Stanley	03/07/2028	EUR	4,450,000	108,019	—	—	108,019	—
Fixed rate of 0.293%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	04/05/2028	JPY	3,535,770,528	(118,870)	—	—	—	(118,870)
6-Month GBP LIBOR	Fixed rate of 1.550%	Receives Semi annually, Pays Semi annually	Morgan Stanley	05/01/2028	GBP	6,987,000	45,015	—	—	45,015	—
3-Month USD LIBOR	Fixed rate of 3.037%	Receives Quarterly, Pays Semi annually	Morgan Stanley	05/03/2028	USD	14,513,256	(1,564)	—	—	—	(1,564)
6-Month EURIBOR	Fixed rate of 1.006%	Receives Semi annually, Pays Annually	Morgan Stanley	05/04/2028	EUR	6,119,789	(77,029)	—	—	—	(77,029)
Fixed rate of 1.506%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/02/2028	GBP	12,220,000	(171,477)	—	—	—	(171,477)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.556%	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/03/2028	CAD	21,765,000	352,609	—	—	352,609	—
Fixed rate of 0.282%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/04/2028	JPY	1,078,646,000	(64,628)	—	—	—	(64,628)
6-Month GBP LIBOR	Fixed rate of 1.640%	Receives Semi annually, Pays Semi annually	Morgan Stanley	08/01/2028	GBP	7,854,000	(5,284)	—	—	—	(5,284)
Fixed rate of 0.403%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	08/03/2028	JPY	1,539,121,000	61,315	—	—	61,315	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.652%	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/04/2028	CAD	31,573,000	357,263	—	—	357,263	—
Fixed rate of 1.529%	6-Month GBP LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/04/2028	GBP	35,085,000	(494,626)	—	—	—	(494,626)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	Morgan Stanley	09/06/2028	USD	25,911,000	313,261	—	—	313,261	—
Fixed rate of 0.374%	6-Month JPY BBA LIBOR	Receives Semi annually, Pays Semi annually	Morgan Stanley	09/06/2028	JPY	2,394,709,000	17,039	—	—	17,039	—
Total							2,221,137	—	—	3,390,270	(1,169,133)

Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	11

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	1.924	USD	4,662,000	1,199	—	—	1,199	—
Markit CDX Emerging Markets Index, Series 30	Morgan Stanley	12/20/2023	1.000	Quarterly	1.924	USD	960,000	(232)	—	—	—	(232)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	3.321	USD	9,042,000	8,130	—	—	8,130	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.597	USD	5,285,000	1,199	—	—	1,199	—
Total								10,296	—	—	10,528	(232)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	7,591,268	125,598 ††	(886)	—	—	124,712	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	10,078,436	91,314 ††	(4,233)	—	—	87,081	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	5,254,012	47,603 ††	(2,207)	—	—	45,396	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	2,337,180	38,669 ††	(273)	—	—	38,396	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	11,537,412	15,572 ††	(3,141)	—	—	12,431	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	500,382	3,621 ††	(173)	—	—	3,448	—
12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	300,446	2,722 ††	(126)	—	—	2,596	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	1,892,182	2,554 ††	(515)	—	—	2,039	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	106,217	1,757 ††	(12)	—	—	1,745	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	397,224	1,780 ††	(89)	—	—	1,691	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	79,216	1,310 ††	(9)	—	—	1,301	—
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	67,106	1,110 ††	(8)	—	—	1,102	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	857,661	1,157 ††	(233)	—	—	924	—
Total return on Barclays Dualis Volatility Weighted Index†	Fixed rate of 0.540%	Monthly	Barclays	11/30/2018	USD	80,904	733 ††	(34)	—	—	699	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	245,046	331 ††	(67)	—	—	264	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	224,803	303 ††	(61)	—	—	242	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	13

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Hedging Insights 2 Index†	Fixed rate of 0.150%	Monthly	Barclays	11/30/2018	USD	507,718	268 ††	(49)	—	—	219	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	104,411	141 ††	(28)	—	—	113	—
Total return on Barclays Backwardation Alpha Bloomberg CI Index ER†	Fixed rate of 0.350%	Monthly	Barclays	11/30/2018	USD	18,112	25 ††	(5)	—	—	20	—
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	67,428	(353) ††	(26)	—	—	—	(379)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	111,661	(483) ††	(52)	7	—	—	(542)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	397,469	(523) ††	(127)	—	—	—	(650)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	398,941	(529) ††	(153)	118	—	—	(800)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	202,042	(874) ††	(94)	25	—	—	(993)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	206,508	(893) ††	(96)	20	—	—	(1,009)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	448,222	(1,938) ††	(209)	36	—	—	(2,183)
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	1,203,134	(6,288) ††	(468)	—	—	—	(6,756)
Total return on Barclays Commodity Strategy 1692 Index Excess Return†	Fixed rate of 0.500%	Monthly	Barclays	11/30/2018	USD	8,122,037	(42,452) ††	(3,159)	—	—	—	(45,611)
Total return on Barclays TrendStar+ Alt Roll 2 Index†	Fixed rate of 0.600%	Monthly	Barclays	11/30/2018	USD	17,885,010	(77,331) ††	(8,346)	1,118	—	—	(86,795)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	100,317	19 ††	(23)	—	—	—	(4)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	509,753	97 ††	(119)	—	—	—	(22)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	992,712	190 ††	(232)	—	—	—	(42)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	3,600,950	686 ††	(840)	—	—	—	(154)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	198,207	(151) ††	(42)	—	—	—	(193)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	1,298,653	(140) ††	(224)	—	—	—	(364)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	695,427	(531) ††	(146)	—	—	—	(677)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	15

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	1,199,924	(795) ††	(230)	—	—	—	(1,025)
Total return on Citi Curve Composite (DJ-UBSCI wtd) Balanced Alpha†	Fixed rate of 0.300%	Monthly	Citi	11/30/2018	USD	26,570,242	5,066 ††	(6,200)	—	—	—	(1,134)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	4,691,723	(3,582) ††	(985)	—	—	—	(4,567)
Total return on Citi Commodities Congestion Pre-Post Roll Alpha (B) Index†	Fixed rate of 0.270%	Monthly	Citi	11/30/2018	USD	26,160,323	(19,973) ††	(5,494)	—	—	—	(25,467)
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	2,504,351	97,944 ††	—	—	—	97,944	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,647,743	64,443 ††	—	—	—	64,443	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	399,537	20,343 ††	—	—	—	20,343	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	294,188	11,506 ††	—	—	—	11,506	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	192,088	7,512 ††	—	—	—	7,512	—
Total return on Deutsche Bank Haven Plus - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	103,831	4,061 ††	—	—	—	4,061	—
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	16,699	(231) ††	—	—	—	—	(231)
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	99,743	(1,382) ††	—	—	—	—	(1,382)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	114,411	(1,585) ††	—	—	—	—	(1,585)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	189,782	(2,629) ††	—	—	—	—	(2,629)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	241,008	(3,338) ††	—	—	—	—	(3,338)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	298,552	(4,135) ††	—	—	—	—	(4,135)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	483,370	(6,695) ††	—	—	—	—	(6,695)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	485,400	(6,723) ††	—	—	—	—	(6,723)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,102,801	(17,265) ††	—	—	—	—	(17,265)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	1,919,713	(26,589) ††	—	—	—	—	(26,589)
Total return on Deutsche Bank Currency Valuation - USD Excess Return†	Fixed rate of 0.000%	Monthly	Deutsche Bank	11/30/2018	USD	27,716,570	(383,896) ††	—	—	—	—	(383,896)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	17

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	43,346,456	384,206 ††	(3,371)	—	—	380,835	—
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	10,868,608	180,115 ††	(845)	—	—	179,270	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	7,595,369	158,901 ††	(1,536)	—	—	157,365	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	4,737,661	142,095 ††	(663)	—	—	141,432	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	4,248,591	25,906 ††	(330)	—	—	25,576	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,833,671	16,253 ††	(143)	—	—	16,110	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	600,516	15,213 ††	(100)	—	—	15,113	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,654,277	15,146 ††	(129)	—	—	15,017	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	456,530	13,693 ††	(64)	—	—	13,629	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	401,654	13,222 ††	(46)	—	—	13,176	—
18	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,028,453	9,116 ††	(80)	—	—	9,036	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	297,353	8,919 ††	(42)	—	—	8,877	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,902,354	8,935 ††	(122)	—	—	8,813	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	386,700	8,090 ††	(78)	—	—	8,012	—
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	468,593	7,765 ††	(36)	—	—	7,729	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	258,681	7,758 ††	(36)	—	—	7,722	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	362,685	7,587 ††	(73)	—	—	7,514	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	227,396	6,820 ††	(32)	—	—	6,788	—
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	225,948	6,777 ††	(32)	—	—	6,745	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	742,553	6,799 ††	(58)	—	—	6,741	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	19

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0114†	Fixed rate of 0.180%	Monthly	Goldman Sachs International	11/30/2018	USD	182,351	5,470 ††	(26)	—	—	5,444	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	250,796	5,247 ††	(51)	—	—	5,196	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	233,330	4,881 ††	(47)	—	—	4,834	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	155,008	3,243 ††	(31)	—	—	3,212	—
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	182,883	3,031 ††	(14)	—	—	3,017	—
Total return on Goldman Sachs U.S. Series 71 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	148,157	2,456 ††	(12)	—	—	2,444	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	269,371	2,388 ††	(21)	—	—	2,367	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	256,788	2,351 ††	—	—	—	2,351	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	350,369	2,136 ††	(27)	—	—	2,109	—
Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0115†	Fixed rate of 0.260%	Monthly	Goldman Sachs International	11/30/2018	USD	99,882	2,089 ††	(20)	—	—	2,069	—
20	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	187,236	1,660 ††	(15)	—	—	1,645	—
Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,448,697	1,653 ††	(113)	—	—	1,540	—
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	150,823	1,337 ††	(12)	—	—	1,325	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	101,081	617 ††	(8)	—	—	609	—
Total return on Goldman Sachs Macro Index CA03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	58,342	535 ††	(5)	—	—	530	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,776,559	625 ††	(138)	—	—	487	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	50,882	310 ††	(4)	—	—	306	—
Total return on Goldman Sachs Equity Volatility Carry Series 28 Excess Return Strategy†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	32,214	197 ††	(3)	—	—	194	—
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	509,039	180 ††	(40)	—	—	140	—
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	21

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Series 19 10-year Volatility Carry Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	121,658	42 ††	(9)	—	—	33	—
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	44,793	(118) ††	(8)	—	—	—	(126)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	197,270	(124) ††	(15)	—	—	—	(139)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	49,650	(131) ††	(9)	—	—	—	(140)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	98,739	(269) ††	2	—	—	—	(267)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	99,754	(272) ††	2	—	—	—	(270)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	115,999	(316) ††	2	—	—	—	(314)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	126,645	(334) ††	(22)	—	—	—	(356)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	128,264	(339) ††	(22)	—	—	—	(361)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	598,278	(374) ††	—	—	—	—	(374)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	160,672	(438) ††	3	—	—	—	(435)
22	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	236,739	(625) ††	(41)	—	—	—	(666)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	127,002	(676) ††	—	—	—	—	(676)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,348,781	(842) ††	(105)	—	—	—	(947)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	362,084	(987) ††	6	—	—	—	(981)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	414,654	(1,095) ††	(71)	—	—	—	(1,166)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	229,131	(1,219) ††	—	—	—	—	(1,219)
Total return on Goldman Sachs FX Volatility Carry Basket Index†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	1,972,237	(1,232) ††	(153)	—	—	—	(1,385)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	398,582	(1,539) ††	5	—	—	—	(1,534)
Total return on Goldman Sachs Macro Index MF03†	Fixed rate of 0.100%	Monthly	Goldman Sachs International	11/30/2018	USD	350,398	(1,619) ††	(3)	—	—	—	(1,622)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	503,539	(2,679) ††	—	—	—	—	(2,679)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	23

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	797,812	(3,061) ††	(56)	—	—	—	(3,117)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	598,359	(3,184) ††	—	—	—	—	(3,184)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	723,432	(3,849) ††	—	—	—	—	(3,849)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	1,863,153	(4,920) ††	(319)	—	—	—	(5,239)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	1,199,560	(6,383) ††	—	—	—	—	(6,383)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	689,864	(6,837) ††	—	—	—	—	(6,837)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	5,678,826	(30,218) ††	—	—	—	—	(30,218)
Total return on Goldman Sachs FX Time Series Momentum Index C0038†	Fixed rate of 0.220%	Monthly	Goldman Sachs International	11/30/2018	USD	13,615,929	(35,960) ††	(2,330)	—	—	—	(38,290)
Total return on Goldman Sachs Curve Index C0210†	Fixed rate of -0.020%	Monthly	Goldman Sachs International	11/30/2018	USD	27,376,468	(74,593) ††	426	—	—	—	(74,167)
Total return on Goldman Sachs Curve Index RP09†	Fixed rate of 0.110%	Monthly	Goldman Sachs International	11/30/2018	USD	32,376,104	(198,607) ††	(2,770)	—	—	—	(201,377)
24	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return†	Fixed rate of 0.000%	Monthly	Goldman Sachs International	11/30/2018	USD	43,349,649	(230,669) ††	—	—	—	—	(230,669)
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	10,118,425	66,502 ††	—	—	—	66,502	—
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	98,388	647 ††	—	—	—	647	—
Total return on JPMorgan Equity Risk Premium - Global Pure Value L/S USD Index 1†	Fixed rate of 0.000%	Monthly	JPMorgan	11/30/2018	USD	86,269	567 ††	—	—	—	567	—
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	86,410	(123) ††	10	—	—	—	(113)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	300,578	(428) ††	35	—	—	—	(393)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	348,851	(497) ††	41	—	—	—	(456)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	472,394	(672) ††	55	—	—	—	(617)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	25

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	621,831	(886) ††	73	—	—	—	(813)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	2,264,925	(3,225) ††	264	—	—	—	(2,961)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.100%	Monthly	JPMorgan	11/30/2018	USD	13,812,848	(19,668) ††	1,074	—	—	—	(18,594)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	16,111,894	(22,941) ††	1,880	—	—	—	(21,061)
Total return on JPMorgan Equity Risk Premium - Global Balanced Multi-Factor (Long/Short) US Index†	Fixed rate of -0.150%	Monthly	JPMorgan	11/30/2018	USD	3,615,392	(26,617) ††	346	—	—	—	(26,271)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	142,641	(728) ††	22	—	—	—	(706)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	201,715	(1,029) ††	31	—	—	—	(998)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	260,962	(1,332) ††	41	—	—	—	(1,291)
26	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	438,360	(2,633) ††	51	—	—	—	(2,582)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	561,250	(2,863) ††	87	—	—	—	(2,776)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	492,859	(2,960) ††	58	—	—	—	(2,902)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	502,790	(3,020) ††	59	—	—	—	(2,961)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	549,841	(3,302) ††	64	—	—	—	(3,238)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	386,405	(3,323) ††	37	—	—	—	(3,286)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	1,157,256	(6,950) ††	135	—	—	—	(6,815)
Total return on Morgan Stanley Cube Global Value Index†	Fixed rate of -0.200%	Monthly	Morgan Stanley	11/30/2018	USD	5,744,188	(29,308) ††	894	—	—	—	(28,414)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	6,177,586	(37,101) ††	721	—	—	—	(36,380)
Total return on Morgan Stanley Cube Equity Factors Risk Parity Global Index†	Fixed rate of -0.150%	Monthly	Morgan Stanley	11/30/2018	USD	43,509,925	(261,310) ††	5,076	—	—	—	(256,234)
Total							44,186	(42,250)	1,324	—	1,673,296	(1,672,684)
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	27

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Columbia Variable Portfolio – Diversified Absolute Return Fund’s page of columbiathreadneedleus.com website.
††	Valuation based on significant unobservable inputs.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2018, the total value of these securities amounted to $19,776,542, which represents 7.35% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	163,698,354	253,971,164	(260,045,181)	157,624,337	(10,628)	(5,855)	2,236,915	157,608,575
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
28	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	13,901,088	—	—	—	13,901,088
Consumer Staples	7,076,607	—	—	—	7,076,607
Energy	7,041,630	—	—	—	7,041,630
Financials	16,754,707	—	—	—	16,754,707
Health Care	11,572,504	—	—	—	11,572,504
Industrials	15,352,252	—	—	—	15,352,252
Information Technology	17,278,883	—	—	—	17,278,883
Materials	11,127,314	—	—	—	11,127,314
Real Estate	6,550,691	—	—	—	6,550,691
Total Common Stocks	106,655,676	—	—	—	106,655,676
Exchange-Traded Funds	15,229,457	—	—	—	15,229,457
Foreign Government Obligations	—	10,170,937	—	—	10,170,937
Inflation-Indexed Bonds	—	18,436,442	—	—	18,436,442
Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018	29

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Residential Mortgage-Backed Securities - Agency	—	5,186,360	—	—	5,186,360
U.S. Treasury Obligations	9,326,079	—	—	—	9,326,079
Money Market Funds	—	—	—	157,608,575	157,608,575
Total Investments in Securities	131,211,212	33,793,739	—	157,608,575	322,613,526
Investments in Securities Sold Short
Common Stocks
Consumer Discretionary	(13,925,791)	—	—	—	(13,925,791)
Consumer Staples	(6,895,680)	—	—	—	(6,895,680)
Energy	(7,325,104)	—	—	—	(7,325,104)
Financials	(16,975,086)	—	—	—	(16,975,086)
Health Care	(11,561,592)	—	—	—	(11,561,592)
Industrials	(15,365,541)	—	—	—	(15,365,541)
Information Technology	(16,924,006)	—	—	—	(16,924,006)
Materials	(11,141,314)	—	—	—	(11,141,314)
Real Estate	(6,368,479)	—	—	—	(6,368,479)
Total Common Stocks	(106,482,593)	—	—	—	(106,482,593)
Total Investments in Securities Sold Short	(106,482,593)	—	—	—	(106,482,593)
Total Investments in Securities, Net of Securities Sold Short	24,728,619	33,793,739	—	157,608,575	216,130,933
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,774,791	—	—	1,774,791
Futures Contracts	1,179,158	—	—	—	1,179,158
Swap Contracts	—	3,400,798	1,673,296	—	5,074,094
Liability
Forward Foreign Currency Exchange Contracts	—	(1,152,648)	—	—	(1,152,648)
Futures Contracts	(1,038,511)	—	—	—	(1,038,511)
Swap Contracts	—	(1,169,365)	(1,672,684)	—	(2,842,049)
Total	24,869,266	36,647,315	612	157,608,575	219,125,768
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
30	Columbia Variable Portfolio – Diversified Absolute Return Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.7%
	Shares	Value ($)
International 8.3%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	3,145,375	35,196,741
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	2,195,597	23,317,245
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,117,430	35,226,955
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	2,065,001	22,776,963
Total		116,517,904
U.S. Large Cap 18.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	976,894	23,054,707
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,263,028	68,708,719
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	600,879	15,887,226
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,098,688	21,435,406
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,047,016	11,276,365
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	530,910	13,633,775
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	590,578	19,075,653
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	616,925	19,155,524
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	1,179,355	26,217,056
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	536,072	13,621,598
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	589,006	19,095,588
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	577,630	13,603,175
Total		264,764,792
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	207,917	6,085,726
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	260,530	6,049,514
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	311,125	8,680,370
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	343,389	9,226,870
Total		30,042,480
U.S. Small Cap 2.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	434,206	10,820,403
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	407,146	10,952,243
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	363,817	10,754,421
Total		32,527,067
Total Equity Funds (Cost $318,896,795)		443,852,243

Exchange-Traded Funds 7.9%

iShares iBoxx $ Investment Grade Corporate Bond ETF	80,000	9,194,400
iShares MSCI EAFE ETF	426,987	29,030,846
SPDR S&P 500 ETF Trust	248,625	72,280,260
Total Exchange-Traded Funds (Cost $85,145,693)		110,505,506

Fixed-Income Funds 40.2%

Investment Grade 40.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,966,904	109,340,032
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,556,322	32,931,545
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,210,326	58,314,961
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,270,443	32,671,721
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	10,016,563	106,476,067
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,791,884	110,400,974
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	1,066,374	10,589,092
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	9,854,267	102,090,209
Total		562,814,601
Total Fixed-Income Funds (Cost $586,090,588)		562,814,601

Residential Mortgage-Backed Securities - Agency 6.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/16/2033	2.500%	31,750,000	30,631,746
10/16/2033	3.000%	1,750,000	1,728,291
10/16/2033- 10/11/2048	3.500%	46,675,000	46,307,732
10/11/2048	4.000%	6,750,000	6,815,918
Total Residential Mortgage-Backed Securities - Agency (Cost $85,904,825)			85,483,687
Options Purchased Puts 0.5%
Value ($)
(Cost $7,055,396)	6,417,950

Money Market Funds 19.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	269,290,637	269,263,708
Total Money Market Funds (Cost $269,282,446)		269,263,708
Total Investments in Securities (Cost: $1,352,375,743)		1,478,337,695
Other Assets & Liabilities, Net		(80,328,777)
Net Assets		1,398,008,918

At September 30, 2018, securities and/or cash totaling $5,172,962 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	50	12/2018	USD	3,613,500	23,070	—
BP Currency	125	12/2018	USD	10,223,438	—	(19,197)
Euro FX	30	12/2018	USD	4,380,750	—	(14,128)
EURO STOXX 50	28	12/2018	EUR	948,360	18,515	—
FTSE 100 Index	68	12/2018	GBP	5,090,820	200,227	—
JPY Currency	80	12/2018	USD	8,854,000	—	(198,296)
MSCI Singapore IX ETS	20	10/2018	SGD	740,500	7,309	—
S&P 500 E-mini	471	12/2018	USD	68,742,450	128,861	—
S&P 500 Index	8	12/2018	USD	5,838,000	15,272	—
SPI 200 Index	35	12/2018	AUD	5,419,750	3,730	—
TOPIX Index	75	12/2018	JPY	1,363,125,000	702,639	—
U.S. Long Bond	101	12/2018	USD	14,301,175	—	(391,582)
U.S. Treasury 10-Year Note	212	12/2018	USD	25,330,415	—	(306,830)
U.S. Treasury 2-Year Note	6	12/2018	USD	1,265,973	—	(3,105)
U.S. Treasury 5-Year Note	337	12/2018	USD	38,016,161	—	(277,052)
U.S. Ultra Bond	23	12/2018	USD	3,568,203	—	(124,751)
Total					1,099,623	(1,334,941)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(17)	12/2018	USD	(1,445,680)	23,715	—
S&P/TSX 60 Index	(30)	12/2018	CAD	(5,701,800)	—	(18,681)
Total					23,715	(18,681)

2	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	169,593,636	582	2,300.00	12/20/2019	3,003,396	2,627,730
S&P 500 Index	Deutsche Bank	USD	43,709,700	150	2,150.00	12/20/2019	555,455	482,250
S&P 500 Index	Deutsche Bank	USD	29,139,800	100	2,200.00	12/20/2019	581,304	360,500
S&P 500 Index	Deutsche Bank	USD	18,066,676	62	2,250.00	12/20/2019	354,828	250,170
S&P 500 Index	Deutsche Bank	USD	107,817,260	370	2,350.00	06/19/2020	2,560,413	2,697,300
Total							7,055,396	6,417,950
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	249,771,533	140,035,800	(120,516,696)	269,290,637	—	(4,411)	(20,861)	3,774,469	269,263,708
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	1,063,978	16,833	(103,917)	976,894	—	560,022	1,031,944	—	23,054,707
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,511,560	6,572	(255,104)	1,263,028	—	3,495,692	4,396,152	—	68,708,719
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	971,974	9,260	(380,355)	600,879	—	1,841,323	(1,215,880)	—	15,887,226
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	10,578,013	562,811	(173,920)	10,966,904	802,385	(84,574)	(4,065,630)	2,596,991	109,340,032
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	1,279,806	10,063	(191,181)	1,098,688	—	978,115	2,342,200	—	21,435,406
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	3,480,500	127,467	(51,645)	3,556,322	—	(55,932)	(571,804)	635,942	32,931,545
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	5,610,800	707,095	(107,569)	6,210,326	1,776,241	(99,590)	(7,029,276)	2,008,745	58,314,961
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	239,144	1,521	(32,748)	207,917	—	240,895	550,400	—	6,085,726
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	273,201	3,684	(16,355)	260,530	—	67,788	69,184	—	6,049,514
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	1,138,280	(91,264)	1,047,016	—	41,212	839,648	—	11,276,365
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	566,067	9,550	(44,707)	530,910	—	147,924	312,749	—	13,633,775
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	481,114	5,213	(52,121)	434,206	—	318,669	577,842	—	10,820,403
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	3,169,732	156,250	(55,539)	3,270,443	28,748	(33,918)	(1,115,003)	946,931	32,671,721
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	9,582,864	548,529	(114,830)	10,016,563	658,132	(52,695)	(4,964,924)	3,038,159	106,476,067
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	3,055,717	179,166	(89,508)	3,145,375	88,351	27,891	(2,195,464)	787,360	35,196,741
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – DFA International Value Fund, Class 1 Shares
	2,138,250	160,731	(103,384)	2,195,597	102,374	147,960	(1,885,328)	660,524	23,317,245
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	3,047,932	169,622	(100,124)	3,117,430	111,603	63,544	(2,034,122)	782,717	35,226,955
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	659,043	12,038	(80,503)	590,578	—	735,480	1,251,749	—	19,075,653
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	725,024	8,919	(117,018)	616,925	—	614,985	2,456,679	—	19,155,524
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	1,302,274	16,545	(139,464)	1,179,355	—	715,553	1,485,183	—	26,217,056
CTIVP SM – MFS® Value Fund, Class 1 Shares
	558,274	14,326	(36,528)	536,072	—	74,990	192,664	—	13,621,598
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	717,190	1,789	(129,973)	589,006	—	1,036,977	2,441,633	—	19,095,588
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	1,976,488	156,973	(68,460)	2,065,001	910,346	50,619	(2,486,283)	239,317	22,776,963
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	609,005	9,834	(41,209)	577,630	—	86,561	368,774	—	13,603,175
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	10,427,116	503,885	(139,117)	10,791,884	204,696	(54,655)	(4,048,259)	2,367,204	110,400,974
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	338,041	2,563	(29,479)	311,125	—	200,454	335,400	—	8,680,370
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,051,333	29,278	(14,237)	1,066,374	—	(3,508)	(133,611)	132,145	10,589,092
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	400,391	519	(57,521)	343,389	—	395,866	896,828	—	9,226,870
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	9,362,072	602,750	(110,555)	9,854,267	1,243,426	(71,531)	(5,427,465)	2,612,444	102,090,209
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	507,025	467	(100,346)	407,146	—	694,934	1,602,523	—	10,952,243
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	395,275	5,729	(37,187)	363,817	—	264,769	347,434	—	10,754,421
Total					5,926,302	12,341,409	(15,694,924)	20,582,948	1,275,930,552

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
4	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	443,852,243	443,852,243
Exchange-Traded Funds	110,505,506	—	—	—	110,505,506
Fixed-Income Funds	—	—	—	562,814,601	562,814,601
Residential Mortgage-Backed Securities - Agency	—	85,483,687	—	—	85,483,687
Options Purchased Puts	6,417,950	—	—	—	6,417,950
Money Market Funds	—	—	—	269,263,708	269,263,708
Total Investments in Securities	116,923,456	85,483,687	—	1,275,930,552	1,478,337,695
Investments in Derivatives
Asset
Futures Contracts	1,123,338	—	—	—	1,123,338
Liability
Futures Contracts	(1,353,622)	—	—	—	(1,353,622)
Total	116,693,172	85,483,687	—	1,275,930,552	1,478,107,411
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 63.5%
	Shares	Value ($)
International 16.7%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	49,274,751	551,384,460
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	34,737,935	368,916,875
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	48,858,275	552,098,505
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	32,386,190	357,219,680
Total		1,829,619,520
U.S. Large Cap 39.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	15,066,586	355,571,436
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,892,783	1,082,167,389
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	9,236,193	244,204,954
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,680,167	344,940,059
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	16,399,010	176,617,333
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	9,484,595	243,564,405
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	9,353,951	302,132,613
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,308,823	320,088,950
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	18,692,615	415,536,830
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	9,499,068	241,371,308
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	9,898,400	320,906,137
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	10,233,847	241,007,108
Total		4,288,108,522
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 4.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,148,704	92,162,567
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	3,784,264	87,870,608
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	4,705,788	131,291,481
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	5,110,991	137,332,319
Total		448,656,975
U.S. Small Cap 3.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	5,306,761	132,244,493
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,520,356	148,497,586
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,321,053	127,730,313
Total		408,472,392
Total Equity Funds (Cost $5,239,962,841)		6,974,857,409

Exchange-Traded Funds 7.6%

iShares iBoxx $ Investment Grade Corporate Bond ETF	1,360,000	156,304,800
iShares MSCI EAFE ETF	2,575,000	175,074,250
SPDR S&P 500 ETF Trust	1,738,300	505,358,576
Total Exchange-Traded Funds (Cost $683,088,459)		836,737,626

Fixed-Income Funds 11.1%

Investment Grade 11.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	21,207,750	211,441,267
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	6,784,179	62,821,494
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	12,067,989	113,318,419
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	6,256,942	62,506,850
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	20,036,511	212,988,107
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,456,369	229,728,658
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	2,127,031	21,121,422
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	29,689,111	307,579,187
Total		1,221,505,404
Total Fixed-Income Funds (Cost $1,269,321,139)		1,221,505,404

Residential Mortgage-Backed Securities - Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/16/2033	2.500%	99,000,000	95,513,161
10/16/2033	3.000%	15,000,000	14,813,921
10/16/2033- 10/11/2048	3.500%	221,275,000	219,106,657
10/11/2048	4.000%	27,000,000	27,263,671
Total Residential Mortgage-Backed Securities - Agency (Cost $358,619,378)			356,697,410
Options Purchased Puts 0.9%
Value ($)
(Cost $103,510,852)	96,311,455

Money Market Funds 16.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	1,777,111,802	1,776,934,091
Total Money Market Funds (Cost $1,777,023,755)		1,776,934,091
Total Investments in Securities (Cost: $9,431,526,424)		11,263,043,395
Other Assets & Liabilities, Net		(277,593,977)
Net Assets		10,985,449,418

At September 30, 2018, securities and/or cash totaling $78,997,507 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	750	12/2018	USD	54,202,500	346,050	—
BP Currency	2,060	12/2018	USD	168,482,250	—	(316,365)
CAC40 Index	40	10/2018	EUR	2,195,800	69,118	—
CHF Currency	80	12/2018	USD	10,284,000	—	(111,796)
DAX Index	35	12/2018	EUR	10,711,313	163,698	—
Euro FX	650	12/2018	USD	94,916,250	—	(306,118)
FTSE 100 Index	1,075	12/2018	GBP	80,479,875	3,165,360	—
FTSE/MIB Index	88	12/2018	EUR	9,099,640	—	(172,753)
JPY Currency	1,480	12/2018	USD	163,799,000	—	(3,668,476)
MSCI Singapore IX ETS	350	10/2018	SGD	12,958,750	127,900	—
Russell 2000 E-mini	255	12/2018	USD	21,685,200	—	(357,632)
S&P 500 E-mini	7,563	12/2018	USD	1,103,819,850	1,857,451	—
S&P 500 Index	190	12/2018	USD	138,652,500	362,710	—
SPI 200 Index	533	12/2018	AUD	82,535,050	56,798	—
TOPIX Index	1,224	12/2018	JPY	22,246,200,000	11,383,468	—
U.S. Long Bond	575	12/2018	USD	81,417,579	—	(2,229,304)
U.S. Treasury 10-Year Note	771	12/2018	USD	92,121,462	—	(1,115,878)
U.S. Treasury 2-Year Note	492	12/2018	USD	103,809,811	—	(254,573)
U.S. Treasury 5-Year Note	1,388	12/2018	USD	156,576,949	—	(1,141,091)
U.S. Ultra Bond	302	12/2018	USD	46,852,060	—	(1,638,040)
Total					17,532,553	(11,312,026)

2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
C$ Currency	(150)	12/2018	USD	(11,625,750)	—	(55,305)
S&P/TSX 60 Index	(450)	12/2018	CAD	(85,527,000)	—	(280,211)
Total					—	(335,516)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	2,298,256,026	7,887	2,300.00	12/20/2019	40,441,386	35,609,805
S&P 500 Index	Deutsche Bank	USD	407,957,200	1,400	2,200.00	12/20/2019	8,138,253	5,047,000
S&P 500 Index	Deutsche Bank	USD	323,451,780	1,110	2,250.00	12/20/2019	6,352,572	4,478,850
S&P 500 Index	Deutsche Bank	USD	2,045,613,960	7,020	2,350.00	06/19/2020	48,578,641	51,175,800
Total							103,510,852	96,311,455
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	1,475,575,342	1,621,280,956	(1,319,744,496)	1,777,111,802	—	(43,197)	(110,175)	24,609,807	1,776,934,091
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,808,342	277,774	(19,530)	15,066,586	—	63,274	23,085,557	—	355,571,436
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,790,752	42,531	(940,500)	19,892,783	—	8,609,294	106,830,692	—	1,082,167,389
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	13,337,367	534,707	(4,635,881)	9,236,193	—	19,383,808	(10,180,495)	—	244,204,954
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	18,108,505	3,099,245	—	21,207,750	1,507,247	—	(7,588,011)	4,878,340	211,441,267
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	17,919,771	—	(239,604)	17,680,167	—	1,270,035	47,721,945	—	344,940,059
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	5,873,565	910,614	—	6,784,179	—	—	(1,122,688)	1,177,445	62,821,494
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,758,424	2,309,565	—	12,067,989	3,345,266	—	(13,069,648)	3,783,150	113,318,419
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	3,093,627	64,705	(9,628)	3,148,704	—	11,546	10,944,333	—	92,162,567
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	3,505,266	278,998	—	3,784,264	—	—	1,958,842	—	87,870,608
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	16,400,113	(1,103)	16,399,010	—	(34)	13,091,793	—	176,617,333
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	9,273,262	216,848	(5,515)	9,484,595	—	14,800	7,755,815	—	243,564,405
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	5,627,406	—	(320,645)	5,306,761	—	1,882,575	8,514,091	—	132,244,493
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	5,357,999	898,943	—	6,256,942	53,484	—	(2,094,330)	1,761,716	62,506,850
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	17,002,355	3,034,156	—	20,036,511	1,279,327	—	(9,489,997)	5,905,807	212,988,107
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	43,404,331	5,870,420	—	49,274,751	1,353,717	—	(33,454,695)	12,009,458	551,384,460
CTIVP SM – DFA International Value Fund, Class 1 Shares
	31,304,243	3,454,697	(21,005)	34,737,935	1,590,130	10,863	(27,211,519)	10,147,808	368,916,875
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	43,400,906	5,457,369	—	48,858,275	1,712,186	—	(30,560,315)	11,902,139	552,098,505
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	9,418,459	1,039	(65,547)	9,353,951	—	722,176	28,394,092	—	302,132,613
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	10,475,135	—	(166,312)	10,308,823	—	887,103	45,910,722	—	320,088,950
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	18,293,611	413,782	(14,778)	18,692,615	—	14,573	32,760,065	—	415,536,830
CTIVP SM – MFS® Value Fund, Class 1 Shares
	8,802,255	696,813	—	9,499,068	—	—	4,565,561	—	241,371,308
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	10,118,752	—	(220,352)	9,898,400	—	1,812,236	50,759,250	—	320,906,137
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	28,519,871	3,866,319	—	32,386,190	14,001,746	—	(38,010,938)	3,645,101	357,219,680
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,590,217	643,630	—	10,233,847	—	—	7,634,125	—	241,007,108
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	19,180,255	3,276,114	—	22,456,369	414,042	—	(7,988,918)	4,788,172	229,728,658
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	4,472,479	233,837	(528)	4,705,788	—	(255)	7,631,118	—	131,291,481
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	1,843,644	283,387	—	2,127,031	—	—	(258,821)	256,389	21,121,422
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	5,081,898	53,326	(24,233)	5,110,991	—	32,475	17,576,056	—	137,332,319
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	24,917,869	4,771,242	—	29,689,111	3,639,588	—	(15,671,284)	7,646,792	307,579,187
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	5,953,165	—	(432,809)	5,520,356	—	2,854,993	25,582,917	—	148,497,586
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,546,650	—	(225,597)	4,321,053	—	1,573,045	5,285,060	—	127,730,313
Total					28,896,733	39,099,310	249,190,200	92,512,124	9,973,296,904

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	6,974,857,409	6,974,857,409
Exchange-Traded Funds	836,737,626	—	—	—	836,737,626
Fixed-Income Funds	—	—	—	1,221,505,404	1,221,505,404
Residential Mortgage-Backed Securities - Agency	—	356,697,410	—	—	356,697,410
Options Purchased Puts	96,311,455	—	—	—	96,311,455
Money Market Funds	—	—	—	1,776,934,091	1,776,934,091
Total Investments in Securities	933,049,081	356,697,410	—	9,973,296,904	11,263,043,395
Investments in Derivatives
Asset
Futures Contracts	17,532,553	—	—	—	17,532,553
Liability
Futures Contracts	(11,647,542)	—	—	—	(11,647,542)
Total	938,934,092	356,697,410	—	9,973,296,904	11,268,928,406
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 15.8%
	Shares	Value ($)
International 3.9%
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares(a)	439,718	4,920,440
CTIVP SM – DFA International Value Fund, Class 1 Shares(a)	310,734	3,299,996
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	434,648	4,911,523
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares(a)	297,483	3,281,237
Total		16,413,196
U.S. Large Cap 9.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	147,287	3,475,964
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	189,295	10,297,665
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	91,861	2,428,809
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	163,023	3,180,587
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	158,256	1,704,413
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	73,176	1,879,159
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	86,410	2,791,028
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	89,959	2,793,230
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	177,812	3,952,765
CTIVP SM – MFS® Value Fund, Class 1 Shares(a),(b)	74,151	1,884,180
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	85,948	2,786,443
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	80,054	1,885,271
Total		39,059,514
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	33,346	976,031
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(a),(b)	42,026	975,833
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	47,717	1,331,301
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	49,719	1,335,961
Total		4,619,126
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	86,415	2,153,465
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	79,841	2,147,717
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	72,881	2,154,371
Total		6,455,553
Total Equity Funds (Cost $46,676,976)		66,547,389

Exchange-Traded Funds 7.3%

iShares iBoxx $ Investment Grade Corporate Bond ETF	14,400	1,654,992
iShares MSCI EAFE ETF	116,532	7,923,011
SPDR S&P 500 ETF Trust	73,425	21,346,116
Total Exchange-Traded Funds (Cost $23,604,355)		30,924,119

Fixed-Income Funds 54.5%

Investment Grade 54.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,613,753	45,999,123
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,495,196	13,845,514
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,493,927	23,417,976
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	1,377,354	13,759,772
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares(a)	4,347,316	46,211,965
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,490,993	45,942,860
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	577,420	5,733,777
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	3,398,964	35,213,269
Total		230,124,256
Total Fixed-Income Funds (Cost $237,607,310)		230,124,256

Residential Mortgage-Backed Securities - Agency 7.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/16/2033	2.500%	9,592,000	9,254,164
10/16/2033	3.000%	592,000	584,656
10/16/2033- 10/11/2048	3.500%	20,140,000	19,912,888
10/11/2048	4.000%	592,000	597,781
Total Residential Mortgage-Backed Securities - Agency (Cost $30,520,163)			30,349,489
Options Purchased Puts 0.3%
Value ($)
(Cost $1,222,408)	1,129,480

Money Market Funds 21.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	92,518,498	92,509,246
Total Money Market Funds (Cost $92,516,606)		92,509,246
Total Investments in Securities (Cost: $432,147,818)		451,583,979
Other Assets & Liabilities, Net		(29,599,801)
Net Assets		421,984,178

At September 30, 2018, securities and/or cash totaling $945,125 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
AUD/USD Currency	10	12/2018	USD	722,700	4,614	—
BP Currency	18	12/2018	USD	1,472,175	—	(2,764)
Euro FX	10	12/2018	USD	1,460,250	—	(4,710)
EURO STOXX 50	10	12/2018	EUR	338,700	6,613	—
FTSE 100 Index	10	12/2018	GBP	748,650	29,445	—
JPY Currency	15	12/2018	USD	1,660,125	—	(37,180)
MSCI Singapore IX ETS	4	10/2018	SGD	148,100	1,462	—
S&P 500 E-mini	74	12/2018	USD	10,800,300	15,560	—
S&P 500 Index	1	12/2018	USD	729,750	1,909	—
SPI 200 Index	5	12/2018	AUD	774,250	533	—
TOPIX Index	13	12/2018	JPY	236,275,000	110,001	—
U.S. Long Bond	40	12/2018	USD	5,663,832	—	(155,082)
U.S. Treasury 10-Year Note	85	12/2018	USD	10,156,063	—	(123,022)
U.S. Treasury 2-Year Note	68	12/2018	USD	14,347,697	—	(35,185)
U.S. Treasury 5-Year Note	86	12/2018	USD	9,701,454	—	(70,702)
U.S. Ultra Bond	2	12/2018	USD	310,279	—	(10,848)
Total					170,137	(439,493)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	(12)	12/2018	USD	(1,020,480)	16,740	—
S&P/TSX 60 Index	(4)	12/2018	CAD	(760,240)	—	(2,491)
Total					16,740	(2,491)

2	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	31,179,586	107	2,300.00	12/20/2019	544,805	483,105
S&P 500 Index	Deutsche Bank	USD	5,827,960	20	2,150.00	12/20/2019	74,061	64,300
S&P 500 Index	Deutsche Bank	USD	4,370,970	15	2,200.00	12/20/2019	87,196	54,075
S&P 500 Index	Deutsche Bank	USD	2,331,184	8	2,250.00	12/20/2019	45,784	32,280
S&P 500 Index	Deutsche Bank	USD	19,815,064	68	2,350.00	06/19/2020	470,562	495,720
Total							1,222,408	1,129,480
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	92,934,721	40,175,357	(40,591,580)	92,518,498	—	(1,320)	(7,842)	1,298,865	92,509,246
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	172,297	20,621	(45,631)	147,287	—	145,942	106,666	—	3,475,964
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	241,666	24,776	(77,147)	189,295	—	750,456	488,980	—	10,297,665
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	159,493	19,086	(86,718)	91,861	—	338,103	(235,666)	—	2,428,809
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	4,862,354	357,819	(606,420)	4,613,753	343,051	(550,209)	(1,606,553)	1,110,314	45,999,123
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	207,223	26,240	(70,440)	163,023	—	212,250	311,195	—	3,180,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	1,606,387	92,468	(203,659)	1,495,196	—	(157,274)	(118,914)	272,764	13,845,514
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	2,412,280	417,402	(335,755)	2,493,927	722,672	(615,574)	(2,813,549)	817,268	23,417,976
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	41,582	3,770	(12,006)	33,346	—	62,099	72,062	—	976,031
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares
	47,187	4,520	(9,681)	42,026	—	22,819	612	—	975,833
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	—	183,444	(25,188)	158,256	—	8,695	127,407	—	1,704,413
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares
	83,646	10,435	(20,905)	73,176	—	88,734	(19,761)	—	1,879,159
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	102,538	10,923	(27,046)	86,415	—	101,607	88,394	—	2,153,465
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	1,455,713	104,732	(183,091)	1,377,354	12,261	(56,033)	(441,646)	403,874	13,759,772
CTIVP SM – American Century Diversified Bond Fund, Class 1 Shares
	4,538,276	348,951	(539,911)	4,347,316	291,390	(249,864)	(2,104,166)	1,345,156	46,211,965
CTIVP SM – AQR International Core Equity Fund, Class 1 Shares
	461,365	83,139	(104,786)	439,718	12,892	17,890	(327,108)	114,352	4,920,440
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
CTIVP SM – DFA International Value Fund, Class 1 Shares
	320,313	69,226	(78,805)	310,734	15,178	30,770	(286,203)	97,955	3,299,996
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	459,441	81,094	(105,887)	434,648	16,286	37,124	(304,470)	113,738	4,911,523
CTIVP SM – Loomis Sayles Growth Fund, Class 1 Shares
	104,635	15,101	(33,326)	86,410	—	177,251	135,990	—	2,791,028
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	114,851	13,008	(37,900)	89,959	—	149,419	321,264	—	2,793,230
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	210,993	24,008	(57,189)	177,812	—	181,275	168,192	—	3,952,765
CTIVP SM – MFS® Value Fund, Class 1 Shares
	83,400	10,211	(19,460)	74,151	—	47,817	(7,092)	—	1,884,180
CTIVP SM – Morgan Stanley Advantage Fund, Class 1 Shares
	112,353	11,866	(38,271)	85,948	—	212,521	323,687	—	2,786,443
CTIVP SM – Oppenheimer International Growth Fund, Class 1 Shares
	299,200	64,117	(65,834)	297,483	131,268	(99,385)	(367,852)	34,891	3,281,237
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	91,206	9,806	(20,958)	80,054	—	56,140	12,170	—	1,885,271
CTIVP SM – TCW Core Plus Bond Fund, Class 1 Shares
	4,737,170	333,766	(579,943)	4,490,993	86,511	(197,375)	(1,609,810)	1,000,453	45,942,860
CTIVP SM – Victory Sycamore Established Value Fund, Class 1 Shares
	55,598	4,866	(12,747)	47,717	—	55,024	31,357	—	1,331,301
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	624,303	31,348	(78,231)	577,420	—	(14,660)	(62,429)	72,878	5,733,777
CTIVP SM – Westfield Mid Cap Growth Fund, Class 1 Shares
	62,387	5,185	(17,853)	49,719	—	89,846	108,560	—	1,335,961
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	3,524,814	297,070	(422,920)	3,398,964	435,644	(589,116)	(1,779,401)	915,291	35,213,269
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	107,712	9,695	(37,566)	79,841	—	166,740	307,435	—	2,147,717
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	84,476	7,827	(19,422)	72,881	—	53,673	74,978	—	2,154,371
Total					2,067,153	475,385	(9,413,513)	7,597,799	389,180,891

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
4	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Conservative Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	66,547,389	66,547,389
Exchange-Traded Funds	30,924,119	—	—	—	30,924,119
Fixed-Income Funds	—	—	—	230,124,256	230,124,256
Residential Mortgage-Backed Securities - Agency	—	30,349,489	—	—	30,349,489
Options Purchased Puts	1,129,480	—	—	—	1,129,480
Money Market Funds	—	—	—	92,509,246	92,509,246
Total Investments in Securities	32,053,599	30,349,489	—	389,180,891	451,583,979
Investments in Derivatives
Asset
Futures Contracts	186,877	—	—	—	186,877
Liability
Futures Contracts	(441,984)	—	—	—	(441,984)
Total	31,798,492	30,349,489	—	389,180,891	451,328,872
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Variable Portfolio – Managed Volatility Conservative Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.4%
	Shares	Value ($)
International 17.0%
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares(a)	1,174,982	13,277,297
U.S. Large Cap 34.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	244,817	13,318,065
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	599,877	13,335,264
Total		26,653,329
U.S. Small Cap 4.3%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	62,077	1,669,861
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	56,233	1,662,256
Total		3,332,117
Total Equity Funds (Cost $41,084,972)		43,262,743

Exchange-Traded Funds 4.8%

iShares Core U.S. Aggregate Bond ETF	24,750	2,611,620
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,720	1,117,120
Total Exchange-Traded Funds (Cost $3,788,685)		3,728,740

Fixed-Income Funds 29.8%

Investment Grade 29.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,002,599	9,995,910
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	335,545	3,331,963
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	964,895	9,996,312
Total		23,324,185
Total Fixed-Income Funds (Cost $23,861,420)		23,324,185
Residential Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/16/2033	2.500%	1,750,000	1,688,364
Total Residential Mortgage-Backed Securities - Agency (Cost $1,694,150)			1,688,364

Money Market Funds 9.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	7,757,014	7,756,238
Total Money Market Funds (Cost $7,756,549)		7,756,238
Total Investments in Securities (Cost: $78,185,776)		79,760,270
Other Assets & Liabilities, Net		(1,635,563)
Net Assets		78,124,707
At September 30, 2018, securities and/or cash totaling $68,286 were pledged as collateral.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2018 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	4	12/2018	USD	566,383	—	(15,508)
U.S. Treasury 10-Year Note	4	12/2018	USD	477,932	—	(5,789)
U.S. Treasury 2-Year Note	1	12/2018	USD	210,996	—	(517)
U.S. Treasury 5-Year Note	7	12/2018	USD	789,653	—	(5,755)
U.S. Ultra Bond	8	12/2018	USD	1,241,114	—	(43,392)
Total					—	(70,961)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(2)	12/2018	GBP	(149,730)	—	(5,695)
MSCI EAFE Index	(2)	12/2018	USD	(197,550)	—	(2,145)
S&P 500 E-mini	(1)	12/2018	USD	(145,950)	—	(590)
Total					—	(8,430)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	2,111,451	9,441,705	(3,796,142)	7,757,014	—	37	(353)	74,967	7,756,238
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	61,393	183,710	(286)	244,817	—	(381)	1,046,857	—	13,318,065
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	217,024	785,880	(305)	1,002,599	53,238	(6)	(214,257)	172,310	9,995,910
CTIVP SM – Lazard International Equity Advantage Fund, Class 1 Shares
	250,472	925,763	(1,253)	1,174,982	31,587	(1,205)	(538,355)	207,110	13,277,297
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	145,803	454,725	(651)	599,877	—	(581)	847,751	—	13,335,264
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	74,430	261,220	(105)	335,545	—	(4)	(24,847)	30,287	3,331,963
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	205,568	759,616	(289)	964,895	88,328	(9)	(308,751)	185,578	9,996,312
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	16,981	45,668	(572)	62,077	—	(6)	208,138	—	1,669,861
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,299	44,143	(1,209)	56,233	—	148	52,676	—	1,662,256
Total					173,153	(2,007)	1,068,859	670,252	74,343,166

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
2	Variable Portfolio – Managed Risk Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2018 (Unaudited)
Currency Legend
GBP	British Pound
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Managed Risk Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	43,262,743	43,262,743
Exchange-Traded Funds	3,728,740	—	—	—	3,728,740
Fixed-Income Funds	—	—	—	23,324,185	23,324,185
Residential Mortgage-Backed Securities - Agency	—	1,688,364	—	—	1,688,364
Money Market Funds	—	—	—	7,756,238	7,756,238
Total Investments in Securities	3,728,740	1,688,364	—	74,343,166	79,760,270
Investments in Derivatives
Liability
Futures Contracts	(79,391)	—	—	—	(79,391)
Total	3,649,349	1,688,364	—	74,343,166	79,680,879
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Variable Portfolio – Managed Risk Fund | Quarterly Report 2018

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 55.5%
	Shares	Value ($)
U.S. Large Cap 55.5%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	178,018	9,684,194
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	195,499	6,070,236
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	436,482	9,702,980
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	256,501	6,040,600
Total		31,498,010
Total Equity Funds (Cost $29,045,553)		31,498,010

Exchange-Traded Funds 4.3%

iShares Core U.S. Aggregate Bond ETF	15,200	1,603,904
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,185	825,772
Total Exchange-Traded Funds (Cost $2,463,317)		2,429,676

Fixed-Income Funds 29.9%

Investment Grade 29.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	728,783	7,265,969
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	244,015	2,423,068
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	701,725	7,269,868
Total		16,958,905
Total Fixed-Income Funds (Cost $17,313,606)		16,958,905
Residential Mortgage-Backed Securities - Agency 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
10/16/2033	2.500%	1,150,000	1,109,496
Total Residential Mortgage-Backed Securities - Agency (Cost $1,113,299)			1,109,496

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(d)	5,865,482	5,864,896
Total Money Market Funds (Cost $5,865,112)		5,864,896
Total Investments in Securities (Cost: $55,800,887)		57,860,983
Other Assets & Liabilities, Net		(1,107,683)
Net Assets		56,753,300
At September 30, 2018, securities and/or cash totaling $31,880 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	4	12/2018	USD	566,383	—	(15,508)
U.S. Treasury 10-Year Note	2	12/2018	USD	238,966	—	(2,894)
U.S. Treasury 5-Year Note	6	12/2018	USD	676,846	—	(4,933)
U.S. Ultra Bond	5	12/2018	USD	775,696	—	(27,120)
Total					—	(50,455)
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	1,416,025	7,273,405	(2,823,948)	5,865,482	—	29	(232)	48,329	5,864,896
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	42,008	136,092	(82)	178,018	—	(165)	700,101	—	9,684,194
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	148,672	580,118	(7)	728,783	34,972	—	(142,158)	113,191	7,265,969
CTIVP SM – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	48,038	147,584	(123)	195,499	—	(115)	584,560	—	6,070,236
CTIVP SM – MFS® Blended Research® Core Equity Fund, Class 1 Shares
	99,778	336,807	(103)	436,482	—	(135)	566,823	—	9,702,980
CTIVP SM – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	56,020	200,768	(287)	256,501	—	(519)	153,172	—	6,040,600
CTIVP SM – Wells Fargo Short Duration Government Fund, Class 1 Shares
	50,977	208,439	(15,401)	244,015	—	(890)	(15,435)	19,872	2,423,068
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	140,836	560,896	(7)	701,725	58,015	(1)	(204,573)	121,890	7,269,868
Total					92,987	(1,796)	1,642,258	303,282	54,321,811

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	—	—	—	31,498,010	31,498,010
Exchange-Traded Funds	2,429,676	—	—	—	2,429,676
Fixed-Income Funds	—	—	—	16,958,905	16,958,905
Residential Mortgage-Backed Securities - Agency	—	1,109,496	—	—	1,109,496
Money Market Funds	—	—	—	5,864,896	5,864,896
Total Investments in Securities	2,429,676	1,109,496	—	54,321,811	57,860,983
Investments in Derivatives
Liability
Futures Contracts	(50,455)	—	—	—	(50,455)
Total	2,379,221	1,109,496	—	54,321,811	57,810,528
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Managed Risk U.S. Fund | Quarterly Report 2018	3

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2018